As filed with the Securities and Exchange Commission on July 31, 2025

Securities Act File No. 333-[ ]

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	[ ]

STONE RIDGE TRUST

(Exact Name of Registrant as Specified in Charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (855) 609-3680

Stone Ridge Trust

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Name and address of agent for service)

Copies to:

Elizabeth J. Reza Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199	Chelsea M. Childs Ropes & Gray LLP Three Embarcadero Center San Francisco, CA 94111

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. It is proposed that the filing will become effective on September 2, 2025 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of Securities Being Registered:

Shares of Beneficial Interest, par value of $0.001, of LifeX 2065 Inflation-Protected Longevity Income ETF, LifeX 2060 Inflation-Protected Longevity Income ETF, LifeX 2055 Inflation-Protected Longevity Income ETF, LifeX 2050 Inflation-Protected Longevity Income ETF, LifeX 2065 Longevity Income ETF, LifeX 2060 Longevity Income ETF, LifeX 2055 Longevity Income ETF, and LifeX 2050 Longevity Income ETF each a series of the Registrant.

The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. In reliance upon such rule, no filing fee is being paid at this time.

STONE RIDGE TRUST

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

LifeX 2064 Inflation-Protected Longevity Income ETF	LifeX 2063 Inflation-Protected Longevity Income ETF

LifeX 2062 Inflation-Protected Longevity Income ETF	LifeX 2061 Inflation-Protected Longevity Income ETF

LifeX 2059 Inflation-Protected Longevity Income ETF	LifeX 2058 Inflation-Protected Longevity Income ETF

LifeX 2057 Inflation-Protected Longevity Income ETF	LifeX 2056 Inflation-Protected Longevity Income ETF

LifeX 2054 Inflation-Protected Longevity Income ETF	LifeX 2053 Inflation-Protected Longevity Income ETF

LifeX 2052 Inflation-Protected Longevity Income ETF	LifeX 2051 Inflation-Protected Longevity Income ETF

LifeX 2049 Inflation-Protected Longevity Income ETF	LifeX 2048 Inflation-Protected Longevity Income ETF

(each, a “Target Inflation-Protected Longevity Income ETF” and together, the “Target Inflation-Protected Longevity Income ETFs”)

LifeX 2064 Longevity Income ETF	LifeX 2063 Longevity Income ETF

LifeX 2062 Longevity Income ETF	LifeX 2061 Longevity Income ETF

LifeX 2059 Longevity Income ETF	LifeX 2058 Longevity Income ETF

LifeX 2057 Longevity Income ETF	LifeX 2056 Longevity Income ETF

LifeX 2054 Longevity Income ETF	LifeX 2053 Longevity Income ETF

LifeX 2052 Longevity Income ETF	LifeX 2051 Longevity Income ETF

LifeX 2049 Longevity Income ETF	LifeX 2048 Longevity Income ETF

(each, a “Target Longevity Income ETF” and together, the “Target Longevity Income ETFs”)

Dear Shareholder:

We are writing to inform you about a transaction that will affect your investment in one or more of the funds listed above (each, a “Target Fund” and collectively, the “Target Funds”).

You are receiving this combined Prospectus and Information Statement (the “Prospectus/Information Statement”) because you own shares in a Target Fund. Each Target Fund is a series of Stone Ridge Trust, a Delaware statutory trust (the “Trust”), which is managed by Stone Ridge Asset Management, LLC (the “Adviser”). We are pleased to inform you of the planned reorganization of each Target Fund, each of which is an exchange-traded fund (“ETF”), with and into a corresponding ETF, each of which is managed by the Adviser.

Pursuant to an Agreement and Plan of Reorganization (the “Plan”), each Target Fund will be reorganized with and into a corresponding series of the Trust as indicated below (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) that has the same investment objective, substantially similar investment strategies, the same fundamental investment policies, and the same portfolio management team as such Target Fund (each, a “Reorganization”, and together, the “Reorganizations”). Each of the Target Funds is currently operated within the same suite of LifeX ETFs as its corresponding Acquiring Fund.

Each Target Fund is intended to pay monthly distributions until the end of a particular calendar year. The primary differences between the Acquiring Funds and the Target Funds are that, effective as of the closing of the Reorganizations, each Acquiring Fund will (i) have a different end year than the Target Funds had

i

and, as a result, will have a different distribution rate than the Target Funds had; and (ii) provide the same level of monthly distributions (adjusted for inflation) through its term rather than undergoing a one-time decrease 20 years before the end year.

Target Fund		Acquiring Fund

LifeX 2064 Inflation-Protected Longevity Income ETF	à	LifeX 2065 Inflation-Protected Longevity Income ETF
LifeX 2063 Inflation-Protected Longevity Income ETF	à
LifeX 2062 Inflation-Protected Longevity Income ETF	à
LifeX 2061 Inflation-Protected Longevity Income ETF	à

LifeX 2059 Inflation-Protected Longevity Income ETF	à	LifeX 2060 Inflation-Protected Longevity Income ETF
LifeX 2058 Inflation-Protected Longevity Income ETF	à
LifeX 2057 Inflation-Protected Longevity Income ETF	à
LifeX 2056 Inflation-Protected Longevity Income ETF	à

LifeX 2054 Inflation-Protected Longevity Income ETF	à	LifeX 2055 Inflation-Protected Longevity Income ETF
LifeX 2053 Inflation-Protected Longevity Income ETF	à
LifeX 2052 Inflation-Protected Longevity Income ETF	à
LifeX 2051 Inflation-Protected Longevity Income ETF	à

LifeX 2049 Inflation-Protected Longevity Income ETF	à	LifeX 2050 Inflation-Protected Longevity Income ETF
LifeX 2048 Inflation-Protected Longevity Income ETF	à

LifeX 2064 Longevity Income ETF	à	LifeX 2065 Longevity Income ETF
LifeX 2063 Longevity Income ETF	à
LifeX 2062 Longevity Income ETF	à
LifeX 2061 Longevity Income ETF	à

LifeX 2059 Longevity Income ETF	à	LifeX 2060 Longevity Income ETF
LifeX 2058 Longevity Income ETF	à
LifeX 2057 Longevity Income ETF	à
LifeX 2056 Longevity Income ETF	à

LifeX 2054 Longevity Income ETF	à	LifeX 2055 Longevity Income ETF
LifeX 2053 Longevity Income ETF	à
LifeX 2052 Longevity Income ETF	à
LifeX 2051 Longevity Income ETF	à

LifeX 2049 Longevity Income ETF	à	LifeX 2050 Longevity Income ETF
LifeX 2048 Longevity Income ETF	à

The Plan provides for: (i) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the corresponding Acquiring Fund in exchange for shares of such Acquiring Fund of equal value to the net assets of the applicable Target Fund being acquired; (ii) the pro rata distribution of such shares to the shareholders of the applicable Target Fund; and (iii) the complete liquidation and dissolution of each Target Fund, all upon the terms and conditions set forth in the Plan. The Plan has been filed as an exhibit to the Acquiring Funds’ Registration Statement on Form N-14 of which the Prospectus/Information Statement is a part.

After careful consideration, the Board of Trustees of the Trust has unanimously approved each Reorganization. Each Reorganization is currently expected to occur in the third quarter of 2025, though each Reorganization may be delayed. Shareholder approval of each Reorganization is not required. Therefore, we are not asking you for a proxy, and you are requested not to send a proxy. Details regarding the terms of each Reorganization, and its potential benefits and costs to shareholders, are discussed in a combined Prospectus/Information Statement, which we urge you to read carefully and keep for future reference.

Warmly,

/s/ Nathaniel Conrad

Nathaniel Conrad

Head of LifeX

PROSPECTUS/INFORMATION STATEMENT

Dated July 31, 2025

RELATING TO THE ACQUISITION OF ALL OF THE ASSETS OF

LifeX 2064 Inflation-Protected Longevity Income ETF	LifeX 2063 Inflation-Protected Longevity Income ETF

LifeX 2062 Inflation-Protected Longevity Income ETF	LifeX 2061 Inflation-Protected Longevity Income ETF

LifeX 2059 Inflation-Protected Longevity Income ETF	LifeX 2058 Inflation-Protected Longevity Income ETF

LifeX 2057 Inflation-Protected Longevity Income ETF	LifeX 2056 Inflation-Protected Longevity Income ETF

LifeX 2054 Inflation-Protected Longevity Income ETF	LifeX 2053 Inflation-Protected Longevity Income ETF

LifeX 2052 Inflation-Protected Longevity Income ETF	LifeX 2051 Inflation-Protected Longevity Income ETF

LifeX 2049 Inflation-Protected Longevity Income ETF	LifeX 2048 Inflation-Protected Longevity Income ETF

(each, a “Target Fund” and together, the “Target Funds”)

BY AND IN EXCHANGE FOR SHARES OF

LifeX 2065 Inflation-Protected Longevity Income ETF

LifeX 2060 Inflation-Protected Longevity Income ETF

LifeX 2055 Inflation-Protected Longevity Income ETF

LifeX 2050 Inflation-Protected Longevity Income ETF

(each, an “Acquiring Fund” and together, the “Acquiring Funds” and collectively with the Target Funds, the “Funds”)

This combined Prospectus and Information Statement (the “Prospectus/Information Statement”) is an information statement for each Target Fund (as defined above) and a prospectus for each Acquiring Fund (as defined above). The address of each Fund is One Vanderbilt Avenue, 65th Floor, New York, New York 10017. The telephone number for each Fund is (855) 609-3680. This Prospectus/Information Statement was first mailed to shareholders of each Target Fund beginning on or about [   ], 2025. This Prospectus/Information Statement explains what you should know about each reorganization (each, a “Reorganization” and together, the “Reorganizations”) and investing in your Acquiring Fund. You should read this document carefully and retain it for future reference.

THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATION PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The terms and conditions of each Reorganization are further described in this Prospectus/Information Statement and are set forth in the form of Agreement and Plan of Reorganization (the “Plan”).

With respect to each Fund, the Board of Trustees of the Trust (the “Board”) unanimously approved each proposed Reorganization and the Plan and determined that participation in the applicable Reorganization is in the best interests of each Fund and that the interests of existing Fund shareholders will not be diluted as a result of the Reorganizations.

Each Target Fund and each Acquiring Fund is an existing series of a registered, open-end management investment company, and each Fund operates as an exchange-traded fund (“ETF”) within the same suite of LifeX ETFs. Each Acquiring Fund will be the accounting, performance, and corporate survivor in its respective Reorganization. As such, each Acquiring Fund will retain its own accounting and performance history.

Additional information about the Target Funds, the Acquiring Funds and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents, which are incorporated into this Prospectus/Information Statement by reference:

•	The prospectus of the Trust on behalf of the Funds dated May 1, 2025, as supplemented and amended to date (File No. 811-22761; SEC Accession No. 0001193125-25-104973);

•	The statement of additional information of the Trust on behalf of the Funds, dated May 1, 2025 as supplemented and amended to date (File No. 811-22761; SEC Accession No. 0001193125-25-104973);

•	Annual report to shareholders of the Funds for the fiscal year ending December 31, 2024 (File No. 811-22761; SEC Accession No. 0001133228-25-002484); and

•	A statement of additional information dated July 31, 2025, relating to this Prospectus/Information Statement.

You may request a free copy of the statement of additional information relating to this Prospectus/Information Statement or a Target Fund’s Prospectus without charge by calling the Trust at (855) 609-3680 or by writing to the Trust at Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

v

SUMMARY

This is only a summary of certain information contained in this Prospectus/Information Statement. You should read the more complete information in the rest of this Prospectus/Information Statement and the Plan (which has been filed as an exhibit to the Acquiring Funds’ Registration Statement on Form N-14 of which this Prospectus/Information Statement is a part).

Why am I receiving a combined Prospectus/Information Statement?

You are receiving a combined Prospectus/Information Statement because you own shares of a Target Fund. It is expected that each Target Fund will be reorganized with and into a corresponding Acquiring Fund. Each Target Fund and each Acquiring Fund is a series of a registered, open-end management investment company, and each Fund operates as an ETF within the same suite of LifeX ETFs. Each Target Fund is intended to pay monthly distributions until the end of a particular calendar year. The primary differences between the Acquiring Funds and the Target Funds are that, effective as of the closing of the Reorganizations, each Acquiring Fund will (i) have a different end year than the Target Funds had and, as a result, will have a different distribution rate than the Target Funds had; and (ii) provide the same level of monthly distributions (adjusted for inflation) through its term rather than undergoing a one-time decrease 20 years before the end year.

Each Reorganization will be accomplished in accordance with the Plan between the Trust, on behalf of each Target Fund, and the Trust, on behalf of each Acquiring Fund, and the Adviser (solely with respect to Section 6 of the Plan). Among other things, the Plan provides for: (1) the acquisition of all of the assets and the assumption of all of the liabilities of each Target Fund by the applicable Acquiring Fund in exchange for shares of that Acquiring Fund of equal value to the net assets of the Target Fund being acquired (“Acquiring Fund Shares”); (2) the pro rata distribution of such Acquiring Fund Shares to the shareholders of the applicable Target Fund; and (3) the complete liquidation and dissolution of each Target Fund, all upon the terms and conditions set forth in the Plan.

In accordance with the Trust’s organizational documents and applicable Delaware state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”)), each Reorganization can be effected without the approval of shareholders of the relevant Target Fund. Therefore, we are not asking you for a proxy, and you are requested not to send a proxy.

Has each Target Fund’s Board approved the applicable Reorganization?

Yes, the Board of Trustees of the Trust (the “Board”) approved each Reorganization because it believes that it is in the best interests of the Target Funds and the Acquiring Funds. At a meeting held on July 22, 2025, the Board carefully reviewed the terms of each Reorganization and unanimously approved the Plan. For the reasons set forth in the “REASONS FOR THE PROPOSED REORGANIZATIONS AND BOARD DELIBERATIONS” section of this Prospectus/Information Statement, the Board, including the trustees (“Trustees”) of the Trust who are not “interested persons” as defined in the 1940 Act, have determined that participation in the Reorganizations is in the best interests of each Target Fund and the Acquiring Funds. The Board also concluded that no dilution in value would result to the shareholders of a Target Fund or the shareholders of an Acquiring Fund as a result of the Reorganizations.

What will happen if the Reorganizations occur?

If the closing conditions of the applicable Reorganization under the Plan are satisfied or waived, then shareholders of that Target Fund will become shareholders of the corresponding Acquiring Fund in the third quarter of 2025 or soon thereafter and will no longer be shareholders of the Target Fund. Shareholders of such Target Fund will receive shares of the corresponding Acquiring Fund with an equivalent aggregate net asset value (“NAV”) of the Acquiring Fund.

In particular, the Plan provides that (1) all of the assets of each Target Fund will be acquired by the corresponding Acquiring Fund and all of the liabilities of each Target Fund will be assumed by the corresponding Acquiring Fund in exchange for Acquiring Fund Shares of equal value to the net assets of the Target Fund being acquired; and (2) the Acquiring Fund Shares received by the applicable Target Fund in the exchange will then be distributed pro rata to shareholders of that Target Fund. After the Acquiring Fund Shares are distributed to the applicable Target Fund’s shareholders, that Target Fund will be completely liquidated.

No Reorganization is contingent upon the consummation of the other Reorganizations. If one or more Reorganizations are not consummated, the applicable Target Funds will continue as separate Funds, and the Board of each such Fund will consider such alternatives as it determines to be in the best interests of the Fund’s shareholders.

How will the Reorganizations affect me as a shareholder?

If a Reorganization is completed with respect to your Target Fund, you will cease to be a shareholder of that Target Fund and will become a shareholder of the corresponding Acquiring Fund. Upon completion of a Reorganization, Target Fund shareholders will own shares of the corresponding Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the shares of such Target Fund that were owned when the Reorganization happened. Shares of an Acquiring Fund will be transferred to a shareholder’s brokerage account.

After the Reorganizations, individual shares of each Acquiring Fund may only be purchased and sold on the Cboe BZX Exchange, Inc. (the “Cboe”), other national securities exchanges, electronic crossing networks and other alternative trading systems. Should a former Target Fund shareholder decide to purchase or sell shares in an Acquiring Fund after a Reorganization, the shareholder will need to place a trade through a broker who will execute the trade on an exchange at prevailing market prices. Because Acquiring Fund Shares trade at market prices rather than at NAV, Acquiring Fund Shares may trade at a price less than (discount) or greater than (premium) the then-current pro rata value of an Acquiring Fund’s net assets. As with all ETFs, your broker may charge a commission for purchase and sale transactions, although ETFs trade with no transaction fees on many platforms.

Will the Reorganizations affect the way my Fund’s investments are managed?

Each of the Target Funds and the Acquiring Funds pursues its investment objective by investing in debt securities issued by the U.S. Treasury (“U.S. Government Bonds”), primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities) as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities. The Reorganization is not expected to affect the way each Fund’s assets are managed other than a modest difference in the composition of bond maturities held to reflect the term of the applicable Acquiring Fund.

Stone Ridge Asset Management LLC (the “Adviser”) is the investment adviser to each Target Fund and Acquiring Fund. The same individuals responsible for the day-to-day portfolio management of each Target Fund as of the date of the Prospectus/Information Statement will be responsible for the day-to-day portfolio management of the corresponding Acquiring Fund.

For a more complete discussion, see the sections of the proposal relating to your Reorganization titled: “COMPARISON OF IMPORTANT FEATURES OF THE FUNDS – Are there any significant differences between the investment objectives, policies and strategies of the Funds?” and “How do the principal investment risks of the Funds compare?” and “COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES AND RISKS – How do the investment objectives, strategies, policies and risks of the Funds compare?” and “What are the principal investment risks associated with investments in the Funds?”

Are there any differences in risks between the Target Funds and the Acquiring Funds?

The risks associated with owning shares of each Acquiring Fund are the same as the risks associated with owning shares of the corresponding Target Fund.

For a more complete discussion of the risks of each Target Fund and the corresponding Acquiring Fund, see the sections of the proposal relating to your Reorganization titled: “COMPARISONS OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES AND RISKS – How do the investment objectives, strategies, policies and risks of the Funds compare?” and “What are the principal investment risks associated with investments in the Funds?” The risks of each Acquiring Fund are presented in Exhibit A.

Will the total expenses of the Acquiring Funds be different from the total expenses of the Target Funds?

No. Following the Reorganizations, the total annual fund operating expenses of each Acquiring Fund are expected to be the same as those of the corresponding Target Fund.

For a more detailed comparison of the Funds’ fees and expenses, see the sections relating to your Reorganization titled “COMPARISON OF IMPORTANT FEATURES OF THE FUNDS – What are the Funds’ investment management fee rates?” and “What are the fees and expenses of each Fund and what might they be after the Reorganization?”

Who will pay the costs in connection with the Reorganizations?

The Adviser will bear all of the expenses relating to each Reorganization whether or not the Reorganization is consummated.

What are the U.S. federal income tax consequences of the Reorganizations?

Each Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended, (the “Code”) and generally is not expected to result in recognition of gain or loss by the applicable Target Fund or its shareholders.

As a condition of the closing of each Reorganization and assuming the parties comply with the terms of the Plan, the Trust will receive an opinion of counsel regarding the U.S. federal income tax consequences of the applicable Reorganization(s).

Prior to the Reorganizations, each Target Fund will declare a distribution to shareholders that, together with all previous distributions qualifying for the dividends-paid deduction, will have the effect of distributing to shareholders all of such Target Fund’s investment company taxable income, net tax-exempt income (if any), and net capital gains, including those realized on the disposition of portfolio securities, whether independent of or in connection with each Target Fund’s respective Reorganization, effected prior to such Reorganization. These distributions will generally be taxable to shareholders.

Shareholders should consult their tax advisers about state, local and non-U.S. tax consequences of each Reorganization, if any, because the information about tax consequences in this Prospectus/Information Statement relates only to the U.S. federal income tax consequences of each Reorganization. For more information, please see the section “U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION.”

What is the anticipated timing of the Reorganizations?

The Reorganizations are currently expected to be completed in the third quarter of 2025.

Whom do I contact for further information?

You can contact your financial adviser or other financial intermediary for further information. You also may contact the Trust at (855) 609-3680.

COMPARISON OF IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment objectives, policies and strategies of the Funds?

Each of the Target Funds and their corresponding Acquiring Fund (collectively, the “Funds”) operates as an ETF within the same suite of LifeX ETFs. Each Fund offers shares that are bought and sold on a national securities exchange, which gives investors the ability to buy their shares throughout the day at the current market price (which may be at a premium or discount to NAV).

The Acquiring Funds will be managed using the same investment objective and substantially similar principal investment strategies as the Target Funds, except as noted herein.

Investment Objectives

Each Fund’s investment objective is to seek to provide reliable monthly inflation-linked distributions consisting of income and principal through the respective Fund’s term.

Investment Strategies

Each Target Fund is designed so that investors born in a particular calendar year (each such group of investors, a “Modeled Cohort”) will have a choice in the year in which they reach age 80 (each, a “Selection Year”) to receive (a) monthly inflation-linked distributions at a reduced rate until the end of such Target Fund’s term (“Term Distributions”) or (b) a higher level of monthly inflation-linked distributions than Term Distributions (“Longevity-Linked Distributions”) by investing in a corresponding closed-end fund. The primary differences in the Acquiring Funds from the Target Funds are that, effective as of the closing of the Reorganizations, each Acquiring Fund will provide the same level of monthly inflation-linked distributions through its term (i.e., no decrease in distributions following the Selection Year). Each Acquiring Fund is designed so that members of a Modeled Cohort will have a choice in the year in which they reach age 80 to (a) receive monthly distributions equal to $0.8333 per outstanding share, multiplied by an inflation adjustment intended to reflect the cumulative impact of inflation since the launch of such Acquiring Fund, through the end of such Acquiring Fund’s term (the “Term Year”) or (b) receive monthly distributions equal to $0.8333 per outstanding share, multiplied by an inflation adjustment intended to reflect the cumulative impact of inflation since the launch of such Acquiring Fund, by investing in a closed-end fund that is only available to members of the corresponding Modeled Cohort through the year in which the members of such Modeled Cohort turn age 100.

The Modeled Cohort, Term Year, and Selection Year of each of the Target Funds and the Term Year of the corresponding Acquiring Funds are set forth in the table below. The Modeled Cohort and Selection Year concepts are not applicable to the Acquiring Funds; however, as described above, investors in an Acquiring Fund will have the option in the year in which they reach 80 to invest in a closed-end fund that is only available to members of that closed end fund’s corresponding Modeled Cohort.

REORGANIZATION 1
Target Fund	Modeled Cohort	Term Year	Selection Year	Acquiring Fund	Term Year
LifeX 2064 Inflation-Protected Longevity Income ETF	1964	2064	2044	LifeX 2065 Inflation-Protected Longevity Income ETF	2065
LifeX 2063 Inflation-Protected Longevity Income ETF	1963	2063	2043
LifeX 2062 Inflation-Protected Longevity Income ETF	1962	2062	2042
LifeX 2061 Inflation-Protected Longevity Income ETF	1961	2061	2041

REORGANIZATION 2
Target Fund	Modeled Cohort	Term Year	Selection Year	Acquiring Fund	Term Year
LifeX 2059 Inflation-Protected Longevity Income ETF	1959	2059	2039	LifeX 2060 Inflation-Protected Longevity Income ETF	2060
LifeX 2058 Inflation-Protected Longevity Income ETF	1958	2058	2038
LifeX 2057 Inflation-Protected Longevity Income ETF	1957	2057	2037
LifeX 2056 Inflation-Protected Longevity Income ETF	1956	2056	2036

REORGANIZATION 3
Target Fund	Modeled Cohort	Term Year	Selection Year	Acquiring Fund	Term Year
LifeX 2054 Inflation-Protected Longevity Income ETF	1954	2054	2034	LifeX 2055 Inflation-Protected Longevity Income ETF	2055
LifeX 2053 Inflation-Protected Longevity Income ETF	1953	2053	2033
LifeX 2052 Inflation-Protected Longevity Income ETF	1952	2052	2032
LifeX 2051 Inflation-Protected Longevity Income ETF	1951	2051	2031

REORGANIZATION 4
Target Fund	Modeled Cohort	Term Year	Selection Year	Acquiring Fund	Term Year
LifeX 2049 Inflation-Protected Longevity Income ETF	1949	2049	2029	LifeX 2050 Inflation-Protected Longevity Income ETF	2050
LifeX 2048 Inflation-Protected Longevity Income ETF	1948	2048	2028

The Adviser does not expect that the differences discussed above will result in significant changes between the management of the Target Funds and the corresponding Acquiring Funds.

The below tables include redlines showing how an Acquiring Fund’s investment objective and summary principal investment strategy disclosure differs from that of the corresponding Target Funds. In each redline, deleted text is shown in ~~red strikethrough~~ and added text is shown in blue underline. For simplicity, the Modeled Cohort, Term Year, and Selection Year are bracketed; please reference the table above for the relevant years applicable to your Fund(s).

Investment Objective

The LifeX ~~[Target Fund Term Year]~~[Acquiring Fund Term Year] Inflation-Protected Longevity Income ETF seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through ~~[Target Fund Term Year]~~[Acquiring Fund Term Year].

There can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategy

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities) as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions. When constructing its portfolio of U.S. Government Bonds, the Fund seeks to select bonds with particular durations, maturities and other investment characteristics, and in such amounts, that enable the Fund to “lock in” interest rates and reliably sustain its planned distributions. As of June 30, 2025, the average duration (which is a measure of a bond’s sensitivity to interest rates) of the Fund’s U.S. Government Bonds in years is approximately:

REORGANIZATION 1

~~Target Fund~~	~~Average Duration~~	Acquiring Fund	Average Duration
~~LifeX 2064 Inflation- Protected Longevity Income ETF~~	~~15.3~~	LifeX 2065 Inflation- Protected Longevity Income ETF	15.6
~~LifeX 2063 Inflation- Protected Longevity Income ETF~~	~~14.9~~
~~LifeX 2062 Inflation- Protected Longevity Income ETF~~	~~14.5~~
~~LifeX 2061 Inflation- Protected Longevity Income ETF~~	~~14.3~~

REORGANIZATION 2

~~Target Fund~~	~~Average Duration~~	Acquiring Fund	Average Duration
~~LifeX 2059 Inflation- Protected Longevity Income ETF~~	~~13.6~~	LifeX 2060 Inflation- Protected Longevity Income ETF	13.9
~~LifeX 2058 Inflation- Protected Longevity Income ETF~~	~~13.2~~
~~LifeX 2057 Inflation- Protected Longevity Income ETF~~	~~13.0~~
~~LifeX 2056 Inflation- Protected Longevity Income ETF~~	~~12.6~~

REORGANIZATION 3

~~Target Fund~~	~~Average Duration~~	Acquiring Fund	Average Duration
~~LifeX 2054 Inflation- Protected Longevity Income ETF~~	~~12.0~~	LifeX 2055 Inflation- Protected Longevity Income ETF	12.3
~~LifeX 2053 Inflation- Protected Longevity Income ETF~~	~~11.7~~
~~LifeX 2052 Inflation- Protected Longevity Income ETF~~	~~11.3~~
~~LifeX 2051 Inflation- Protected Longevity Income ETF~~	~~11.0~~

REORGANIZATION 4

~~Target Fund~~	~~Average Duration~~	Acquiring Fund	Average Duration
~~LifeX 2049 Inflation- Protected Longevity Income ETF~~	~~10.4~~	LifeX 2050 Inflation- Protected Longevity Income ETF	10.7
~~LifeX 2048 Inflation- Protected Longevity Income ETF~~	~~10.1~~

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) designed to provide a paycheck-like experience for investors ~~predictable cashflows~~ by making predictable monthly distributions consisting of income and principal from its investment~~s~~ (the “LifeX Income ETFs”).

Bond funds are typically designed to make distributions that are primarily composed of interest earnings. Investors in such funds who require a higher level of cashflow than interest earnings alone generally need to sell shares periodically to generate additional cashflow and to do that must determine the timing and amounts of share sales that are prudent for their personal situations.

In contrast, the Fund is designed to provide higher cashflow to investors than interest earnings alone by also distributing substantially all of its principal over the course of its term ending in ~~[Target Fund Term Year]~~[Acquiring Fund Term Year].—~~which is up to age 100 for investors born in the year [Target Fund Modeled Cohort] (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.~~ The Fund intends to liquidate in December ~~[Target Fund Term Year]~~[Acquiring Fund Term Year] and distribute any proceeds to its shareholders. There will be no further distributions from the Fund beyond that year.

~~The Fund is designed so that members of the Modeled Cohort have a choice in [Target Fund Selection Year], the year in which they reach age 80, to continue to receive Longevity-Linked Distributions and/or to receive Term Distributions (each as defined below):~~ The Adviser expects that investors will have a choice in the year in which they reach age 80:

1.  Distributions for the full term through ~~[Target Fund Term Year] (“Term Distributions”)~~[Acquiring Fund Term Year]: An investor may remain invested in the Fund to continue to receive monthly inflation-linked distributions through ~~[Target Fund Term Year]~~[Acquiring Fund Term Year]. ~~Because an investor in the Fund is entitled to receive distributions through [Target Fund Term Year] regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in January of [Target Fund Selection Year] from (a) $10.00 per share per year multiplied by an inflation adjustment (as described under “Distributions” below) to (b) $7.50 per share per year multiplied by an inflation adjustment. The purpose of this change is to reduce distributions to a level estimated to be sustainable for the Fund’s full term through [Target Fund Term Year].~~ See “Distributions” for more information about the Fund’s intended distribution schedule.

2.  Distributions for the investor’s lifetime up to age 100 ~~(“Longevity-Linked Distributions”)~~: It is expected that ~~in [Target Fund Selection Year], members of the Modeled Cohort will be eligible~~ investors will have the option in the year in which they reach age 80 to invest in a ~~corresponding~~ closed-end fund (a “Closed-End Fund”) that is only available to investors born in a specified calendar year (the “Modeled Cohort”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to ~~continue to~~ receive a higher ~~level of monthly inflation-linked distributions than the Term Distributions described above~~ distribution rate than a LifeX Income ETF with a similar end year. To equitably reflect differences in life expectancy, there are expected to be two corresponding

    Closed-End Funds for the Modeled Cohort: one per gender. Investors should check the distribution rate of any Closed-End Fund prior to investing.

~~The Fund is designed to enable a member of the Modeled Cohort to be able to sell all or a portion of their Fund shares and purchase a similar number of shares of the corresponding Closed-End Fund, although members of the~~ Members of the applicable Modeled Cohort would not be required to sell their Fund shares to purchase Closed-End Fund shares, and members~~. Members~~ of the applicable Modeled Cohort may ~~elect to receive both Term Distributions and Longevity-Linked Distributions by holding~~ choose to invest in a mix of Fund and Closed-End Fund shares.

~~The~~ Each Closed-End Fund ~~and any corresponding Closed-End Funds intend~~ is intended to liquidate in December ~~[Target Fund Term Year]~~ of the year in which its Modeled Cohort turns age 100 and to have distributed substantially all of ~~their~~ its assets by that time, at which point ~~they~~ it will distribute proceeds from the liquidation, if any, to ~~their~~ its shareholders. There will be no further distributions from ~~the Fund or~~ any ~~corresponding~~ Closed-End Fund beyond that year.

In deciding whether to ~~(i)~~ invest in a Closed-End Fund ~~to receive Longevity-Linked Distributions~~ or ~~(ii)~~ remain invested in the Fund ~~to receive Term Distributions~~, an investor ~~in January of [Target Fund Selection Year]~~ should consider the price of each fund at that time, as well as the following information:

	The Fund	~~Longevity-Linked Distributions~~ Closed-End Fund	~~Term Distributions~~

Intended Distributions	$0.8333 per share per month multiplied by an inflation adjustment (as described under “Distributions” below)	$0.8333 per share per month multiplied by an inflation adjustment (as described under “Distributions” below)	~~$0.6250 per share per month multiplied by an inflation adjustment (as described under “Distributions” below)~~

Intended Horizon	Until [Acquiring Fund Term Year]	For the rest of the investor’s life up to age 100	~~Until [Target Fund Term Year]~~

Eligibility Requirements	N/A	Investor must be born in the year ~~[Target Fund Modeled Cohort]~~ specified in each Closed-End Fund’s prospectus	~~N/A~~

Liquidity	No Restrictions	No liquidity other than monthly distributions. Shareholders may not sell, redeem or transfer their shares.	~~No restrictions~~

Life Contingency	N/A	Shares will be cancelled for no value upon the death of the shareholder.	~~N/A~~

Distributions. The Fund intends to make a distribution each month equal to $0.8333 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. In other words, the amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Although if the Consumer Price Index remains flat or decreases over a period of time the level of the Fund’s distributions will also remain flat or decrease accordingly, the adjustments for inflation will not lower the intended annual total distribution per share below $10.00 per share per year. ~~until January [Target Fund Selection Year]. Thereafter, the Fund intends to make a distribution each month equal to $0.6250 per outstanding share of the Fund, for a total of $7.50 per share per year, multiplied by an inflation adjustment as specified below, through December [Target Fund Term Year]. After incorporating the estimated inflation adjustment, the monthly distribution is expected to be approximately as follows $[Target Fund Approximate Monthly Distribution] from January [Target Fund Term Year] to December [Target Fund Term Year]:~~

REORGANIZATION 1

~~Target Fund~~	~~Approximate Monthly Distribution~~

~~LifeX 2064 Inflation-Protected Longevity Income ETF~~	~~$0.99, or $11.86 per year~~

~~LifeX 2063 Inflation-Protected Longevity Income ETF~~	~~$1.02, or $12.21 per year~~

~~LifeX 2062 Inflation-Protected Longevity Income ETF~~	~~$0.99, or $11.94 per year~~

~~LifeX 2061 Inflation-Protected Longevity Income ETF~~	~~$0.97, or $11.67 per year~~

REORGANIZATION 2

~~Target Fund~~	~~Approximate Monthly Distribution~~

~~LifeX 2059 Inflation-Protected Longevity Income ETF~~	~~$0.93, or $11.14 per year~~

~~LifeX 2058 Inflation-Protected Longevity Income ETF~~	~~$0.91, or $10.88 per year~~

~~LifeX 2057 Inflation-Protected Longevity Income ETF~~	~~$0.88, or $10.62 per year~~

~~LifeX 2056 Inflation-Protected Longevity Income ETF~~	~~$0.86, or $10.37 per year~~

REORGANIZATION 3

~~Target Fund~~	~~Approximate Monthly Distribution~~

~~LifeX 2054 Inflation-Protected Longevity Income ETF~~	~~$0.82, or $9.88 per year~~

~~LifeX 2053 Inflation-Protected Longevity Income ETF~~	~~$0.80, or $9.65 per year~~

~~LifeX 2052 Inflation-Protected Longevity Income ETF~~	~~$0.78, or $9.41per year~~

~~LifeX 2051 Inflation-Protected Longevity Income ETF~~	~~$0.77, or $9.20 per year~~

REORGANIZATION 4

~~Target Fund~~	~~Approximate Monthly Distribution~~

~~LifeX 2049 Inflation-Protected Longevity Income ETF~~	~~$0.73, or $8.78 per year~~

~~LifeX 2048 Inflation-Protected Longevity Income ETF~~	~~$0.71, or $8.57 per year~~

Distributions are expected to consist of a mix of income and principal, and the proportion of each distribution consisting of principal is expected to increase over time.

The inflation adjustment will equal 1 for any month during calendar year 2025, and for any month in any calendar year following 2025, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2024, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of ~~[Target Fund Term Year]~~[Acquiring Fund Term Year].

The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 10,000 shares under several example inflation scenarios. For simplicity, only select years are shown. See “Principal Investment Risks—Interest Rate Risk” for more information on the distribution rates and “—Term Risk” for information on the Fund’s intended liquidation year.

Target Fund: LifeX 2064 Inflation-Protected Longevity Income ETF Acquiring Fund: LifeX 2065 Inflation-Protected Longevity Income ETF
Year	0% Inflation	2% Inflation	4% Inflation
2025	$8,333	$8,333	$8,333
~~2044~~2045~~†~~	$~~6,250~~8,333	$~~9,105~~12,383	$~~13,168~~18,259
~~2054~~2055	$~~6,250~~8,333	$~~11,099~~15,095	$~~19,492~~27,028
~~2064~~2065	$~~6,250~~8,333	$~~13,530~~18,400	$~~28,852~~40,009

~~† In January of 2044, the Fund will reduce its distribution rate from (a) $0.8333 per share per month multiplied by an inflation adjustment described above to (b) $0.6250 per share per month multiplied by an inflation adjustment described above~~

Target Fund: LifeX 2063 Inflation-Protected Longevity Income ETF Acquiring Fund: LifeX 2065 Inflation-Protected Longevity Income ETF
Year	0% Inflation	2% Inflation	4% Inflation
2025	$~~8,550~~8,333	$~~8,550~~8,333	$~~8,550~~8,333
~~2043~~2045~~†~~	$~~6,412~~8,333	$~~9,158~~12,383	$~~12,990~~18,259
~~2053~~2055	$~~6,412~~8,333	$~~11,164~~15,095	$~~19,229~~27,028
~~2063~~2065	$~~6,412~~8,333	$~~13,609~~18,400	$~~28,463~~40,009

~~† In January of 2043, the Fund will reduce its distribution rate from (a) $0.8333 per share per month multiplied by an inflation adjustment described above to (b) $0.6250 per share per month multiplied by an inflation adjustment described above.~~

Target Fund: LifeX 2062 Inflation-Protected Longevity Income ETF Acquiring Fund: LifeX 2065 Inflation-Protected Longevity Income ETF
Year	0% Inflation	2% Inflation	4% Inflation
2025	$~~8,550~~8,333	$~~8,550~~8,333	$~~8,550~~8,333
~~2042~~2045~~†~~	$~~6,412~~8,333	$~~8,979~~12,383	$~~12,491~~18,259
~~2052~~2055	$~~6,412~~8,333	$~~10,945~~15,095	$~~18,489~~27,028
~~2062~~2065	$~~6,412~~8,333	$~~13,342~~18,400	$~~27,369~~40,009

~~† In January of 2042, the Fund will reduce its distribution rate from (a) $0.8333 per share per month multiplied by an inflation adjustment described above to (b) $0.6250 per share per month multiplied by an inflation adjustment described above.~~

Target Fund: LifeX 2061 Inflation-Protected Longevity Income ETF Acquiring Fund: LifeX 2065 Inflation-Protected Longevity Income ETF
Year	0% Inflation	2% Inflation	4% Inflation
2025	$~~8,550~~8,333	$~~8,550~~8,333	$~~8,550~~8,333
~~2041~~2045~~†~~	$~~6,412~~8,333	$~~8,803~~12,383	$~~12,010~~18,259
~~2051~~2055	$~~6,412~~8,333	$~~10,731~~15,095	$~~17,778~~27,028
~~2061~~2065	$~~6,412~~8,333	$~~13,081~~18,400	$~~26,316~~40,009

~~† In January of 2041, the Fund will reduce its distribution rate from (a) $0.8333 per share per month multiplied by an inflation adjustment described above to (b) $0.6250 per share per month multiplied by an inflation adjustment described above.~~

Target Fund: LifeX 2059 Inflation-Protected Longevity Income ETF Acquiring Fund: LifeX 2060 Inflation-Protected Longevity Income ETF
Year	0% Inflation	2% Inflation	4% Inflation
2025	$8,550	$8,550	$8,550
~~2039~~2040~~†~~	$8,550	$~~8,461~~11,507	$~~11,104~~15,398
~~2049~~2050	$8,550	$~~10,314~~14,027	$~~16,437~~22,792
~~2059~~2060	$8,550	$~~12,573~~17,099	$~~24,331~~33,738

~~† In January of 2039, the Fund will reduce its distribution rate from (a) $0.8333 per share per month multiplied by an inflation adjustment described above to (b) $0.6250 per share per month multiplied by an inflation adjustment described above.~~

Target Fund: LifeX 2058 Inflation-Protected Longevity Income ETF Acquiring Fund: LifeX 2060 Inflation-Protected Longevity Income ETF
Year	0% Inflation	2% Inflation	4% Inflation
2025	$8,550	$8,550	$8,550
~~2038~~2040~~†~~	$8,550	$~~8,295~~11,507	$~~10,677~~15,398
~~2048~~2050	$8,550	$~~10,112~~14,027	$~~15,805~~22,792
~~2058~~2060	$8,550	$~~12,326~~17,099	$~~23,395~~33,738

~~† In January of 2038, the Fund will reduce its distribution rate from (a) $0.8333 per share per month multiplied by an inflation adjustment described above to (b) $0.6250 per share per month multiplied by an inflation adjustment described above.~~

Target Fund: LifeX 2057 Inflation-Protected Longevity Income ETF Acquiring Fund: LifeX 2060 Inflation-Protected Longevity Income ETF
Year	0% Inflation	2% Inflation	4% Inflation
2025	$8,550	$8,550	$8,550
~~2037~~2040~~†~~	$8,550	$~~8,132~~11,507	$~~10,266~~15,398
~~2047~~2050	$8,550	$~~9,913~~14,027	$~~15,197~~22,792
~~2057~~2060	$8,550	$~~12,084~~17,099	$~~22,495~~33,738

~~† In January of 2037, the Fund will reduce its distribution rate from (a) $0.8333 per share per month multiplied by an inflation adjustment described above to (b) $0.6250 per share per month multiplied by an inflation adjustment described above.~~

Target Fund: LifeX 2056 Inflation-Protected Longevity Income ETF Acquiring Fund: LifeX 2060 Inflation-Protected Longevity Income ETF
Year	0% Inflation	2% Inflation	4% Inflation
2025	$8,550	$8,550	$8,550
~~2036~~2040~~†~~	$8,550	$~~7,973~~11,507	$~~9,872~~15,398
~~2046~~2050	$8,550	$~~9,719~~14,027	$~~14,612~~22,792
~~2056~~2060	$8,550	$~~11,847~~17,099	$~~21,630~~33,738

~~† In January of 2036, the Fund will reduce its distribution rate from (a) $0.8333 per share per month multiplied by an inflation adjustment described above to (b) $0.6250 per share per month multiplied by an inflation adjustment described above.~~

Target Fund: LifeX 2054 Inflation-Protected Longevity Income ETF Acquiring Fund: LifeX 2055 Inflation-Protected Longevity Income ETF
Year	0% Inflation	2% Inflation	4% Inflation
2025	$8,550	$8,550	$8,550
~~2034~~2035~~†~~	$8,550	$~~7,663~~10,422	$~~9,127~~12,656
~~2044~~2045	$8,550	$~~9,342~~12,705	$~~13,510~~18,734
~~2054~~2055	$8,550	$~~11,387~~15,487	$~~19,998~~27,730

~~† In January of 2034, the Fund will reduce its distribution rate from (a) $0.8333 per share per month multiplied by an inflation adjustment described above to (b) $0.6250 per share per month multiplied by an inflation adjustment described above.~~

Target Fund: LifeX 2053 Inflation-Protected Longevity Income ETF Acquiring Fund: LifeX 2055 Inflation-Protected Longevity Income ETF
Year	0% Inflation	2% Inflation	4% Inflation
2025	$8,550	$8,550	$8,550
~~2033~~2035~~†~~	$8,550	$~~7,513~~10,422	$~~8,776~~12,656
~~2043~~2045	$8,550	$~~9,158~~12,705	$~~12,990~~18,734
~~2053~~2055	$8,550	$~~11,164~~15,487	$~~19,229~~27,730

~~† In January of 2033, the Fund will reduce its distribution rate from (a) $0.8333 per share per month multiplied by an inflation adjustment described above to (b) $0.6250 per share per month multiplied by an inflation adjustment described above.~~

Target Fund: LifeX 2052 Inflation-Protected Longevity Income ETF Acquiring Fund: LifeX 2055 Inflation-Protected Longevity Income ETF
Year	0% Inflation	2% Inflation	4% Inflation
2025	$8,550	$8,550	$8,550
~~2032~~2035~~†~~	$8,550	$~~7,366~~10,422	$~~8,438~~12,656
~~2042~~2045	$8,550	$~~8,979~~12,705	$~~12,491~~18,734
~~2052~~2055	$8,550	$~~10,94~~15,487	$~~18,489~~27,730

~~† In January of 2032, the Fund will reduce its distribution rate from (a) $0.8333 per share per month multiplied by an inflation adjustment described above to (b) $0.6250 per share per month multiplied by an inflation adjustment described above.~~

Target Fund: LifeX 2051 Inflation-Protected Longevity Income ETF Acquiring Fund: LifeX 2055 Inflation-Protected Longevity Income ETF
Year	0% Inflation	2% Inflation	4% Inflation
2025	$8,550	$8,550	$8,550
~~2031~~2035~~†~~	$8,550	$~~7,221~~10,422	$~~8,114~~12,656
~~2041~~2045	$8,550	$~~8,803~~12,705	$~~12,010~~18,734
~~2051~~2055	$8,550	$~~10,731~~15,487	$~~17,778~~27,730

~~† In January of 2031, the Fund will reduce its distribution rate from (a) $0.8333 per share per month multiplied by an inflation adjustment described above to (b) $0.6250 per share per month multiplied by an inflation adjustment described above.~~

Target Fund: LifeX 2049 Inflation-Protected Longevity Income ETF Acquiring Fund: LifeX 2050 Inflation-Protected Longevity Income ETF
Year	0% Inflation	2% Inflation	4% Inflation
2025	$8,550	$8,550	$8,550
~~2029~~2030~~†~~	$8,550	$~~6,941~~9,440	$~~7,502~~10,402
~~2039~~2040	$8,550	$~~8,461~~11,507	$~~11,104~~15,398
~~2049~~2050	$8,550	$~~10,314~~14,027	$~~16,437~~22,792

~~† In January of 2029, the Fund will reduce its distribution rate from (a) $0.8333 per share per month multiplied by an inflation adjustment described above to (b) $0.6250 per share per month multiplied by an inflation adjustment described above.~~

Target Fund: LifeX 2048 Inflation-Protected Longevity Income ETF Acquiring Fund: LifeX 2050 Inflation-Protected Longevity Income ETF
Year	0% Inflation	2% Inflation	4% Inflation
2025	$8,550	$8,550	$8,550
~~2028~~2030~~†~~	$8,550	$~~6,805~~9,440	$~~7,213~~10,402
~~2038~~2040	$8,550	$~~8,295~~11,507	$~~10,677~~15,398
~~2048~~2050	$8,550	$~~10,112~~14,027	$~~15,805~~22,792

~~† In January of 2028, the Fund will reduce its distribution rate from (a) $0.8333 per share per month multiplied by an inflation adjustment described above to (b) $0.6250 per share per month multiplied by an inflation adjustment described above.~~

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month. See “Principal Investment Risks — Interest Rate Risk” for more information on the distribution rates and “— Term Risk” for information on the Fund’s intended liquidation year

Further information about the Target Funds’ investment objectives and strategies is contained in the Prospectus and Statement of Additional Information of each Target Fund, which are on file with the SEC.

Investment Policies and Restrictions

The fundamental investment policies of each Target Fund and the Acquiring Fund are the same. The Funds’ fundamental investment policies are set forth in Exhibit B. The fundamental investment policies will not change as a result of the Reorganization. Fundamental investment policies may not be changed without shareholder approval.

How do the principal investment risks of the Funds compare?

The Target Funds’ and Acquiring Funds’ principal investment risks are the same.

The following chart identifies the principal risks associated with each Fund. Each of the principal risks appears in Exhibit A.

Principal Risks	Target Funds	Acquiring Funds
Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk	X	X
Term Risk	X	X
Interest Rate Risk	X	X
U.S. Government Bonds Risk	X	X
Closed-End Fund Availability Risk	X	X

Principal Risks	Target Funds	Acquiring Funds
ETF Structure Risks	X	X
Limited Operating History Risk	X	X
Management and Operational Risk	X	X

Who manages the Funds?

Each Fund is a series of the Trust. The Trust is governed by a Board of Trustees, which is responsible for overseeing all business activities of the Funds.

Investment Adviser of the Funds. Stone Ridge Asset Management LLC, the Funds’ investment adviser, is located at One Vanderbilt Avenue, 65th Floor, New York, New York 10017. The Adviser is registered with the SEC as an investment adviser under the 1940 Act. As of June 30, 2025, the Adviser had approximately $27 billion in assets under management or committed to management.

Under the general oversight of the Board of Trustees, the Adviser has been engaged to carry out the investment and reinvestment of the assets of the Funds, furnish continuously an investment program with respect to the Funds, determine which investments should be purchased, sold or exchanged and implement such determinations by causing the Funds to make investments. The Adviser compensates all Trustees and officers of the Funds who are members of the Adviser’s organization and who render investment services to the Funds.

Portfolio Management. The same individuals responsible for the day-to-day portfolio management of the Target Funds will be responsible for the day-to-day portfolio management of the Acquiring Fund.

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao are jointly and primarily responsible for the day-to-day management of each of the Target Funds and the Acquiring Fund. Messrs. Conrad, Song and Stevens and Ms. Zhao have been portfolio managers since each of the Target Fund’s and the Acquiring Fund’s inception. The Statement of Additional Information for the Target Funds dated May 1, 2025, as supplemented (the “Target Funds SAI”) and the Statement of Additional Information for the Acquiring Fund dated July 31, 2025 (the “Acquiring Fund SAI”), provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds. For information on how to obtain a copy of the Target Funds SAI and the Acquiring Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”

What are the Funds’ investment management fee rates?

Each of the Target Funds and their corresponding Acquiring Funds have identical investment management fee rates and are party to the same Investment Management Agreement with the Adviser (the “Management Agreement”). Pursuant to the Management Agreement, the Adviser is paid a unified management fee (the “Unified Management Fee”) at the annual rate of 0.25% of each Fund’s average daily total assets less total liabilities. The Unified Management Fee includes fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. In addition to bearing the Unified Management Fee, each Fund (and not the Adviser) bears the following expenses: the Fund’s ordinary and recurring investment expenses, including all fees and expenses directly related to portfolio transactions and positions for such Fund’s account (including brokerage, clearing, and settlement costs), interest charges, custody or other expenses attributable to negative interest rates on investments or cash, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, and taxes; litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Following the Reorganizations, the total annual fund operating expenses of the Acquiring Funds are expected to be the same as those of the applicable Target Funds.

A discussion regarding the considerations of the Board of Trustees for approving the Management Agreement is or will be available in each Fund’s first filing on Form N-CSR, which was for the period ended December 31, 2024 for each Fund except LifeX 2064 Inflation-Protected Longevity Income ETF and LifeX 2065 Inflation-Protected Longevity Income ETF and is expected to be for the period ended June 30, 2025 for LifeX 2064 Inflation-Protected Longevity Income ETF and LifeX 2065 Inflation-Protected Longevity Income ETF.

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold and sell shares of each Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. The fee tables do not reflect the costs associated with the Reorganization. The expenses of each Acquiring Fund after giving effect to the Reorganization are expected to be the same as the expenses of the Acquiring Fund prior to the Reorganization, as reflected in the tables below.

The Reorganizations are expected to result in the same total annual operating expenses for shareholders of the Target Funds.

Target Fund Shareholders will not pay any brokerage commission, redemption fee, or other transaction fee in connection with the receipt of ETF shares from the Reorganizations.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Reorganization 1

	LifeX 2061 Inflation- Protected Longevity Income ETF	LifeX 2062 Inflation- Protected Longevity Income ETF	LifeX 2063 Inflation- Protected Longevity Income ETF	LifeX 2064 Inflation- Protected Longevity Income ETF	LifeX 2065 Inflation- Protected Longevity Income ETF

Management Fees(1)	0.25%	0.25%	0.25%	0.25%	0.25%

Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%	0.00%	0.00%

Other Expenses	0.00%(2)	0.00%(3)	0.00%(4)	0.00%	0.00%

Total Annual Fund Operating Expenses	0.25%	0.25%	0.25%	0.25%	0.25%

[1]

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure, the “Unified Management Fee”. Pursuant to the Investment Management Agreement with the Fund, the Adviser is paid a Unified Management Fee at the annual rate of 0.25% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement.

[2]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1961F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1961F is the predecessor to the Fund.

[3]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1962F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1962F is the predecessor to the Fund.

[4]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1963F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1963F is the predecessor to the Fund.

Reorganization 2

	LifeX 2056 Inflation- Protected Longevity Income ETF	LifeX 2057 Inflation- Protected Longevity Income ETF	LifeX 2058 Inflation- Protected Longevity Income ETF	LifeX 2059 Inflation- Protected Longevity Income ETF	LifeX 2060 Inflation- Protected Longevity Income ETF

Management Fees(1)	0.25%	0.25%	0.25%	0.25%	0.25%

Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%	0.00%	0.00%

Other Expenses	0.00%(2)	0.00%(3)	0.00%(4)	0.00%(5)	0.00%(6)

Total Annual Fund Operating Expenses	0.25%	0.25%	0.25%	0.25%	0.25%

[1]

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure, the “Unified Management Fee”. Pursuant to the Investment Management Agreement with the Fund, the Adviser is paid a Unified Management Fee at the annual rate of 0.25% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement.

[2]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1956F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1956F is the predecessor to the Fund.

[3]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1957F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1957F is the predecessor to the Fund.

[4]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1958F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1958F is the predecessor to the Fund.

[5]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1959F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1959F is the predecessor to the Fund.

[6]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1960F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1960F is the predecessor to the Fund.

Reorganization 3

	LifeX 2051 Inflation- Protected Longevity Income ETF	LifeX 2052 Inflation- Protected Longevity Income ETF	LifeX 2053 Inflation- Protected Longevity Income ETF	LifeX 2054 Inflation- Protected Longevity Income ETF	LifeX 2055 Inflation- Protected Longevity Income ETF

Management Fees(1)	0.25%	0.25%	0.25%	0.25%	0.25%

Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%	0.00%	0.00%

Other Expenses	0.00%(2)	0.00%(3)	0.00%(4)	0.00%(5)	0.00%(6)

Total Annual Fund Operating Expenses	0.25%	0.25%	0.25%	0.25%	0.25%

[1]

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure, the “Unified Management Fee”. Pursuant to the Investment Management Agreement with the Fund, the Adviser is paid a Unified Management Fee at the annual rate of 0.25% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement.

[2]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1951F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1951F is the predecessor to the Fund.

[3]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1952F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1952F is the predecessor to the Fund.

[4]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1953F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1953F is the predecessor to the Fund.

[5]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1954F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1954F is the predecessor to the Fund.

[6]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1955F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1955F is the predecessor to the Fund.

Reorganization 4

	LifeX 2048 Inflation- Protected Longevity Income ETF	LifeX 2049 Inflation- Protected Longevity Income ETF	LifeX 2050 Inflation- Protected Longevity Income ETF

Management Fees(1)	0.25%	0.25%	0.25%

Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%

Other Expenses	0.00%(2)	0.00%(3)	0.00%(4)

Total Annual Fund Operating Expenses	0.25%	0.25%	0.25%

[1]

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure, the “Unified Management Fee”. Pursuant to the Investment Management Agreement with the Fund, the Adviser is paid a Unified Management Fee at the annual rate of 0.25% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement.

[2]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1948F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1948F is the predecessor to the Fund.

[3]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1949F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1949F is the predecessor to the Fund.

[4]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1950F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1950F is the predecessor to the Fund.

Example

These examples are intended to help you compare the cost of investing in the Target Funds with the cost of investing in the Acquiring Fund, both before and after the Reorganization. The Example assumes that you invest $10,000 in each Fund for the time periods indicated regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Reorganization 1

	1 Year	3 Years
LifeX 2061 Inflation-Protected Longevity Income ETF	$26	$80
LifeX 2062 Inflation-Protected Longevity Income ETF	$26	$80
LifeX 2063 Inflation-Protected Longevity Income ETF	$26	$80
LifeX 2064 Inflation-Protected Longevity Income ETF	$26	$80
LifeX 2065 Inflation-Protected Longevity Income ETF	$26	$80

Reorganization 2

	1 Year	3 Years
LifeX 2056 Inflation-Protected Longevity Income ETF	$26	$80
LifeX 2057 Inflation-Protected Longevity Income ETF	$26	$80
LifeX 2058 Inflation-Protected Longevity Income ETF	$26	$80
LifeX 2059 Inflation-Protected Longevity Income ETF	$26	$80
LifeX 2060 Inflation-Protected Longevity Income ETF	$26	$80

Reorganization 3

	1 Year	3 Years
LifeX 2051 Inflation-Protected Longevity Income ETF	$26	$80
LifeX 2052 Inflation-Protected Longevity Income ETF	$26	$80
LifeX 2053 Inflation-Protected Longevity Income ETF	$26	$80
LifeX 2054 Inflation-Protected Longevity Income ETF	$26	$80
LifeX 2055 Inflation-Protected Longevity Income ETF	$26	$80

Reorganization 4

	1 Year	3 Years
LifeX 2048 Inflation-Protected Longevity Income ETF	$26	$80
LifeX 2049 Inflation-Protected Longevity Income ETF	$26	$80
LifeX 2050 Inflation-Protected Longevity Income ETF	$26	$80

How do the performance records of the Funds compare?

The Acquiring Fund will be the “accounting survivor” after the applicable Reorganization. This means that the Acquiring Fund will retain its historical accounting records and performance following the Reorganization.

Performance information for the Funds is not presented because none of the Funds has completed its first full calendar year of operations as of the date of this Prospectus/Information Statement. Updated performance information will be available at no cost by visiting www.stoneridgefunds.com or by calling (855) 609-3680. Past performance is not an indication of future performance.

How do the Funds’ portfolio turnover rates compare?

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance.

During the fiscal year ended December 31, 2024, the Funds’ portfolio turnover rates were as follows:

Reorganization 1

Target Fund	Portfolio Turnover Rate
LifeX 2061 Inflation-Protected Longevity Income ETF	376%
LifeX 2062 Inflation-Protected Longevity Income ETF	313%
LifeX 2063 Inflation-Protected Longevity Income ETF	397%
LifeX 2064 Inflation-Protected Longevity Income ETF	N/A1

[1]	The LifeX 2064 Inflation-Protected Longevity Income ETF had not yet commenced operations as of December 31, 2024

Acquiring Fund	Portfolio Turnover Rate
LifeX 2065 Inflation-Protected Longevity Income ETF	N/A1

[1]	The LifeX 2065 Inflation-Protected Longevity Income ETF had not yet commenced operations as of December 31, 2024

Reorganization 2

Target Fund	Portfolio Turnover Rate
LifeX 2056 Inflation-Protected Longevity Income ETF	419%
LifeX 2057 Inflation-Protected Longevity Income ETF	353%
LifeX 2058 Inflation-Protected Longevity Income ETF	278%
LifeX 2059 Inflation-Protected Longevity Income ETF	268%

Acquiring Fund	Portfolio Turnover Rate
LifeX 2060 Inflation-Protected Longevity Income ETF	355%

Reorganization 3

Target Fund	Portfolio Turnover Rate
LifeX 2051 Inflation-Protected Longevity Income ETF	256%
LifeX 2052 Inflation-Protected Longevity Income ETF	252%
LifeX 2053 Inflation-Protected Longevity Income ETF	266%
LifeX 2054 Inflation-Protected Longevity Income ETF	282%

Acquiring Fund	Portfolio Turnover Rate
LifeX 2055 Inflation-Protected Longevity Income ETF	265%

Reorganization 4

Target Fund	Portfolio Turnover Rate
LifeX 2048 Inflation-Protected Longevity Income ETF	275%
LifeX 2049 Inflation-Protected Longevity Income ETF	263%

Acquiring Fund	Portfolio Turnover Rate
LifeX 2050 Inflation-Protected Longevity Income ETF	259%

Where can I find more financial and performance information about the Target Funds?

Attached as Exhibit C are the available financial highlights tables for the Target Funds and the Acquiring Funds. Because LifeX 2064 Inflation-Protected Longevity Income ETF and LifeX 2065 Inflation-Protected Longevity Income ETF did not commence investment operations during the fiscal period ended December 31, 2024, their financial highlights are not available at this time.

Additional information is available in the Funds’ Prospectus and Statement of Additional Information dated May 1, 2025, as supplemented and amended to date, and the most recent annual shareholder reports, as applicable. Each Fund’s Prospectus and Statement of Additional Information dated May 1, 2025, as supplemented and amended to date, is incorporated herein by reference and is legally deemed to be part of this combined Prospectus/Information Statement.

The Acquiring Fund’s Statement of Additional Information is provided in Part B to this Prospectus/Information Statement and is legally deemed to be part of this combined Prospectus/Information Statement.

Each of these documents has been filed with the SEC and is available, free of charge, by (i) calling toll-free at (855) 609-3680, (ii) accessing the documents at the Funds’ website at www.stoneridgefunds.com, or (iii) writing to the Funds at the address listed above. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

COMPARISON OF OTHER KEY FEATURES OF THE FUNDS

What are the purchase, sale and redemption procedures of the Target Funds and Acquiring Funds?

The Target Funds and the Acquiring Funds have the same procedures for purchasing and redeeming shares, which are summarized below.

Each Fund issues or redeems its shares at NAV per share only in a specified number of shares (“Creation Units”) and only to authorized participants (“Authorized Participants”). Most investors will buy and sell shares in secondary market transactions through brokers or other financial intermediaries, and therefore must have an account with them to buy and sell shares. Shares can be bought or sold through your financial intermediary throughout the trading day like shares of any publicly traded issuer. When buying or selling shares through a financial intermediary, you will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. The price at which you buy or sell shares (i.e., the market price) may be more (a premium to) or less (a discount to) than the NAV of the shares. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and median bid-ask spread over the most recent thirty calendar days is available at www.lifexfunds.com. Unless imposed by your financial intermediary, there is no minimum dollar amount you must invest in a Fund and no minimum number of shares you must buy. Each Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. A Fund reserves the right, but does not have the obligation, to reject any purchase at any time. Shares of each Fund are listed and trade on the Cboe.

Prior to trading in the secondary market, shares of each Fund are “created” at their NAV by Authorized Participants that have entered into an agreement with the Distributor (defined below). Shares are available only in block-size Creation Units or multiples thereof. A creation transaction, which is subject to acceptance by the Distributor and a Fund, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of any substituted securities, assets or other positions), if any, that together approximate the holdings of the Fund in exchange for Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions (a “redemption basket”) held by the Fund and an amount of cash (including any portion of such securities for which cash may be substituted). A Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are generally not redeemable by a Fund. Creation and redemption baskets may differ and the Fund may accept “custom baskets.”

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in proper form under the authorized participant agreement and related authorized participant procedures. The NAV per share of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments, cash and other assets, less any liabilities (including accrued expenses or dividends), by the total number of shares outstanding. A Fund’s shares will be valued as of a particular time (the “Valuation Time”) on each day that the New York Stock Exchange (“NYSE”) opens for business. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). In unusual circumstances, the Valuation Time may be at a time other than 4:00 p.m. Eastern time, for example, in the event of an earlier, unscheduled close or halt of trading on the NYSE.

Only an Authorized Participant may create or redeem Creation Units with a Fund. Authorized Participants may create or redeem Creation Units for their own accounts or for the accounts of customers, including, without limitation, affiliates of such Fund.

For more information, see the “How to Purchase and Sell Fund Shares” section of the Funds’ Prospectus.

What are the distribution arrangements for the Target Funds and Acquiring Funds?

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor and principal underwriter to the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”) with the Trust, under which the Distributor, on an agency basis, reviews and approves of all purchase and redemption orders of Creation Units of each Fund by Authorized Participants that have executed an Authorized Participant Agreement with the Distributor and the Funds’ transfer agent. The Distribution Agreement is subject to annual approval by the Board.

The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds.

The Adviser or its affiliates may make payments to certain broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) in connection with certain activities or services that may facilitate, directly or indirectly, investment in the Funds. These payments may relate to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary or its representatives, are made by the Adviser or its affiliates from their own resources and not from assets of the Funds. These payments create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for details regarding any such payments it receives from the Adviser or its affiliates.

The Funds have adopted a Distribution and Service Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the 12b-1 Plan, each Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No distribution and service fees are currently paid by the Funds, however, and there are no current plans to impose these fees. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in a Fund because they would be paid on an ongoing basis.

What are other key features of the Funds?

Other Service Providers

The Target Funds and Acquiring Funds have the same other primary service providers which include:

•

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, is the Funds’ transfer agent, administrator, and accounting agent.

•	U.S. Bank NA, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 is the Funds’ custodian.

•

Ernst & Young LLP (“EY”) serves as the Funds’ independent registered public accountant. EY provides audit services and assistance and consultation in connection with the review of SEC filings and certain tax compliance services. EY is located at 700 Nicollet Mall, Suite 500, Minneapolis, Minnesota 55402.

•	Ropes & Gray LLP serves as counsel to the Funds, and is located at 800 Boylston Street, Boston, Massachusetts 02199.

Fiscal Years

The fiscal/tax year end of each Fund is December 31.

Dividends and Distributions

It is each Fund’s policy to make distributions at least annually of all or substantially all of its net investment income and net realized capital gains, if any. Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Distributions received by tax-exempt shareholders generally will not be subject to U.S. federal income tax to the extent permitted under applicable tax law.

Tax Information

A portion of a Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, except with respect to shareholders exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). Shareholders investing through a tax-advantaged arrangement may be taxed upon withdrawals from that arrangement.

A Fund generally does not expect a material portion of its distributions to be taxable as capital gains because of the nature of the Fund’s investment strategy. In addition, a Fund does not expect to recognize capital gains on the distribution of its portfolio securities to Authorized Participants in redemption of the Fund’s shares. However, each Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the Fund’s returns, and should not be confused with the Fund’s “yield” or “income.” A return of capital will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. If a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of a Fund’s distributions is expected to constitute capital gains.

REASONS FOR THE PROPOSED REORGANIZATIONS AND BOARD DELIBERATIONS

The same Board oversees all Funds. Each Reorganization was reviewed and unanimously approved with respect to each Fund at a special meeting of the Board on July 22, 2025 (the “Board Meeting”), with the advice and assistance of independent legal counsel to the Independent Trustees. In connection with the Board Meeting, the Adviser provided background materials, analyses and other information to the Board regarding, among other things, the topics discussed below, and also responded to questions raised by the Board during the meeting. The Adviser recommended that the Board approve each Reorganization because of the operational advantages that a smaller LifeX ETF suite would provide including the higher assets under management and anticipated higher trading volumes (which is expected to result in more liquidity and tighter bid-ask spreads for investors) for each Acquiring Fund post-Reorganization, as well as the tax-free nature of each Reorganization.

The Board received from the Adviser written materials containing relevant information about each Acquiring Fund and each proposed Reorganization. The Board reviewed detailed information about: (1) the investment objectives, strategies and policies of the Funds; (2) the portfolio management and other service providers of the Funds; (3) the comparability of the investment objectives, policies, restrictions and investments of the Funds; (4) the current expense ratios of each Fund and the anticipated post-Reorganization expense ratio of each Acquiring Fund; (5) the costs of each Reorganization; (6) operational considerations in conjunction with effecting each Reorganization; (7) the U.S. federal income tax consequences of each Reorganization to the applicable Funds’ shareholders; and (8) the general characteristics of the Funds.

The Board considered the potential benefits, risks and costs of each Reorganization to shareholders of the Funds. In its deliberations, the Board took into account information provided to it by the Adviser and the recommendations of the Independent Trustees. In approving each Reorganization, the Board considered numerous factors, including, but not limited to, those described below:

Management of the Acquiring Funds. The Board considered that the Acquiring Funds will have the same investment objectives and substantially similar principal investment strategies as the Target Funds.

Risks. The Board considered that the Acquiring Funds will have the same principal investment risks as the Target Funds.

Costs of the Reorganizations. The Board considered that the Adviser will bear all of the expenses relating to each Reorganization, including legal, printing and mailing expenses. The Board further considered that there are expected to be minimal costs of restructuring the Funds’ portfolios, such as brokerage commissions or other transaction costs, which will be borne by the Fund directly incurring them.

Same Portfolio Management Team. The Board considered that the same individuals responsible for the day-to-day portfolio management of the Target Funds will be responsible for the day-to-day portfolio management of the Acquiring Funds following the closing of the Reorganization.

Tax-Free Nature. The Board considered that each Reorganization is anticipated to be treated as a tax-free reorganization for U.S. federal income tax purposes. Accordingly, it is expected that, very generally: (i) shareholders of each Target Fund will recognize no gains or losses on exchanging their Target Fund shares for corresponding Acquiring Fund Shares, (ii) each Target Fund will recognize no gains or losses on the transfer of all of its assets to the corresponding Acquiring Fund and the Acquiring Fund’s assumption of all of the liabilities of the Target Fund, subject to limited exceptions in respect of certain types of assets, (iii) each Acquiring Fund will recognize no gains or loss on receipt of all of the assets of the corresponding Target Funds and the Acquiring Fund’s assumption of all of the liabilities of the corresponding Target Funds, (iv) each Target Fund shareholder will acquire the corresponding Target Fund’s shares with the same tax basis and tax holding periods that such shareholder had in their Target Fund shares immediately prior to the Reorganization, provided certain requirements are met, and (v) each Acquiring Fund will acquire the corresponding Target Funds’ assets with the same tax basis and tax holding periods such assets had in the Target Funds’ hands immediately prior to the Reorganization, in each case adjusted with respect to any assets for which gain or loss is recognized as a result of the Reorganization.

Ability to Retain Performance Track Record. The Board considered that, following each Reorganization, each Acquiring Fund would be the accounting survivor and would retain its performance history.

Based upon their evaluation of the relevant information presented to them, including the information and considerations described above but without identifying any single factor as all-important or controlling, and in light of their fiduciary duties under U.S. federal and state law, the Board, including all of the Independent Trustees, concluded that participation by each Fund in its Reorganization is in the best interests of the Fund, and that no dilution of value would result to the shareholders of each Fund from the Reorganization. The Board unanimously approved each Reorganization at the Board Meeting.

INFORMATION ABOUT THE REORGANIZATIONS

This is only a summary of the Plan. You should read the Plan for more complete information about the Reorganization. The Plan has been filed as an exhibit to each Acquiring Fund’s Registration Statement on Form N-14 of which this Prospectus/Information Statement is a part.

How will the Reorganizations be carried out?

The Plan provides for the reorganization of each Target Fund with and into the corresponding Acquiring Fund, pursuant to which each Target Fund would (i) transfer all of its assets to the corresponding Acquiring Fund in exchange solely for newly issued shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the liabilities of the Target Fund and (ii) immediately distribute such newly issued shares of the Acquiring Fund to the Target Fund shareholders. As a result, all of the assets of the Target Fund will be transferred to the corresponding Acquiring Fund and the Acquiring Fund will assume all of the liabilities of the corresponding Target Fund. Shareholders of the Target Fund will receive a number of shares from the corresponding Acquiring Fund equal in value to the aggregate net asset value of the Target Fund shares held immediately prior to the Reorganization.

Until the Closing, shareholders of the Target Funds will continue to be able to sell their shares at the market price on the Cboe. After the Reorganizations, all of the issued and outstanding shares of each Target Fund will be canceled on the books of the Target Fund and the transfer books of the Target Fund will be permanently closed. If the Reorganizations are completed, shareholders will be free to sell the shares of the Acquiring Fund that they receive in the transaction at the market price on the Cboe. Shareholders of a Target Fund may wish to consult their tax advisors as to any different consequences of selling their shares prior to the Reorganization or exchanging such shares for shares of the Acquiring Fund in the Reorganization.

Whether or not the Reorganizations are consummated, the Adviser will bear the costs and expenses incurred in connection with the Reorganizations provided, however, that the costs of restructuring the Funds’ portfolios, including, but not limited to, brokerage commissions and other transaction costs, will be borne by the Fund directly incurring them.

Each Target Fund and each Acquiring Fund may, by mutual consent of the Board on behalf of each such Fund, terminate the Plan with respect to that particular Target Fund and Acquiring Fund, and each of the Target Funds or the Acquiring Funds, after consultation with counsel and by consent of the Board or an officer authorized by the Board, may waive any condition to its obligations under the Plan. If the transactions contemplated by the Plan have not been substantially completed by the first anniversary of the Plan, the Plan will automatically terminate on that date unless a later date is agreed to by a Target Fund and the corresponding Acquiring Fund.

The obligations under the Plan are subject to various conditions, including that the Acquiring Funds shall have received a tax opinion described further below, that each Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and generally is not expected to result in the recognition of gain or loss for U.S. federal income tax purposes for the Target Funds, the Acquiring Funds or the Target Funds’ shareholders.

No Reorganization is contingent upon the consummation of the other Reorganizations. If one or more Reorganizations are not consummated, the applicable Target Funds will continue as separate Funds, and the Board of each such Fund will consider such alternatives as it determines to be in the best interests of the Fund’s shareholders.

Who will pay the expenses of the Reorganizations?

The Adviser will bear all of the expenses relating to each Reorganization. The Adviser will bear the other costs of each Reorganization whether or not the Reorganization is consummated.

What are the capitalizations of the Funds and what might the Acquiring Funds’ capitalizations be after the Reorganizations?

The following table shows the unaudited capitalization of each Fund as of June 30, 2025, and the post-Reorganization pro forma capitalization of each Acquiring Fund as if the Reorganization had occurred the same date. The following is for informational purposes only. No assurances can be given as to how many shares of an Acquiring Fund will be received by the shareholders of the corresponding Target Funds on the date the Reorganizations take place, and the foregoing should not be relied upon to reflect the number of shares of an Acquiring Fund that actually will be received on or after such date.

Reorganization 1

	LifeX 2064 Inflation- Protected Longevity Income ETF (Target Fund)	LifeX 2063 Inflation- Protected Longevity Income ETF (Target Fund)	LifeX 2062 Inflation- Protected Longevity Income ETF (Target Fund)	LifeX 2061 Inflation- Protected Longevity Income ETF (Target Fund)	LifeX 2065 Inflation- Protected Longevity Income ETF (Acquiring Fund)	Pro Forma Adjustment	Pro Forma – LifeX 2065 Inflation- Protected Longevity Income ETF (Acquiring Fund) after Reorganization (estimated)
Net assets ($)	$1,749,480	$6,022,579	$732,637	$5,279,302	$1,019,746	-	$14,803,746
Total shares outstanding	6,998	23,995	2,998	21,998	3,998	-	58,039
Net asset value per share ($)	$250.00	$250.99	$244.38	$239.99	$255.06	-	$255.06

Reorganization 2

	LifeX 2059 Inflation- Protected Longevity Income ETF (Target Fund)	LifeX 2058 Inflation- Protected Longevity Income ETF (Target Fund)	LifeX 2057 Inflation- Protected Longevity Income ETF (Target Fund)	LifeX 2056 Inflation- Protected Longevity Income ETF (Target Fund)	LifeX 2060 Inflation- Protected Longevity Income ETF (Acquiring Fund)	Pro Forma Adjustment	Pro Forma – LifeX 2060 Inflation- Protected Longevity Income ETF (Acquiring Fund) after Reorganization (estimated)
Net assets ($)	$6,629,749	$1,111,587	$1,738,234	$7,772,191	$3,046,777	-	$20,298,538
Total shares outstanding	28,997	4,998	7,997	36,999	12,999	-	86,603
Net asset value per share ($)	$228.64	$222.41	$217.36	$210.06	$234.39	-	$234.39

Reorganization 3

	LifeX 2054 Inflation- Protected Longevity Income ETF (Target Fund)	LifeX 2053 Inflation- Protected Longevity Income ETF (Target Fund)	LifeX 2052 Inflation- Protected Longevity Income ETF (Target Fund)	LifeX 2051 Inflation- Protected Longevity Income ETF (Target Fund)	LifeX 2055 Inflation- Protected Longevity Income ETF (Acquiring Fund)	Pro Forma Adjustment	Pro Forma – LifeX 2055 Inflation- Protected Longevity Income ETF (Acquiring Fund) after Reorganization (estimated)
Net assets ($)	$2,377,864	$3,062,835	$1,661,849	$1,600,319	$3,068,722	-	$11,771,588
Total shares outstanding	11,996	15,998	8,998	8,998	14,997	-	57,528
Net asset value per share ($)	$198.22	$191.45	$184.69	$177.85	$204.62	-	$204.62

Reorganization 4

	LifeX 2049 Inflation- Protected Longevity Income ETF (Target Fund)	LifeX 2048 Inflation- Protected Longevity Income ETF (Target Fund)	LifeX 2050 Inflation- Protected Longevity Income ETF (Acquiring Fund)	Pro Forma Adjustment	Pro Forma – LifeX 2050 Inflation- Protected Longevity Income ETF (Acquiring Fund) after Reorganization (estimated)
Net assets ($)	$1,473,275	$1,710,714	$3,759,714	-	$6,943,703
Total shares outstanding	8,998	10,997	21,997	-	40,626
Net asset value per share ($)	$163.73	$155.56	$170.92	-	$170.92

U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (the “IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the U.S. federal, state and local, and non-U.S. tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

As a condition to closing of each Reorganization, the Trust, on behalf of the Target Funds, and the Trust, on behalf of the Acquiring Funds, will receive an opinion of Ropes & Gray LLP to the effect that for U.S. federal income tax purposes, with respect to each Reorganization:

•

The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Target Funds and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•	No gain or loss will be recognized by a Target Fund upon the transfer of all of its assets to the corresponding Acquiring Fund solely in exchange for shares of such Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, or upon the distribution of the shares of such Acquiring Fund to the Target Fund’s shareholders, except for (A) any gain or loss that may be recognized on “section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Target Fund, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized by reason of the Reorganization (1) as a result of the closing of the tax year of the Target Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction;

•

The tax basis in the hands of the Acquiring Fund of each asset transferred from a corresponding Target Fund to such Acquiring Fund in the Reorganization will be the same as the tax basis of such asset in the hands of the corresponding Target Fund immediately prior to the transfer thereof, increased by any gain or decreased by any loss required to be recognized as described above;

•

The holding period in the hands of the Acquiring Fund of each asset transferred from a corresponding Target Fund to such Acquiring Fund in the Reorganization, other than an asset with respect to which gain or loss is required to be recognized as described above, will include the applicable Target Fund’s holding period for such asset;

•

No gain or loss will be recognized by the Acquiring Fund upon its receipt of all of the assets of a corresponding Target Fund solely in exchange for shares of such Acquiring Fund and the assumption by such Acquiring Fund of all of the liabilities of the applicable Target Fund as part of the Reorganization;

•

No gain or loss will be recognized by the shareholders of a Target Fund upon the exchange of their shares of the Target Fund for shares of the corresponding Acquiring Fund as part of the Reorganization;

•

The aggregate tax basis of the shares of the corresponding Acquiring Fund each Target Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor;

•

Each Target Fund shareholder’s holding period for the shares of the corresponding Acquiring Fund received in the Reorganization will include such Target Fund shareholder’s holding period for the shares of such Target Fund exchanged therefor, provided that such Target Fund shareholder held such shares of such Target Fund as capital assets on the date of the exchange; and

•

The Acquiring Fund will succeed to and take into account the items of the corresponding Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the U.S. Treasury Regulations thereunder.

The opinion will be based on the Plan, certain factual certifications made by officers of the Trust, and such other items as Ropes & Gray LLP deems necessary to render the opinion and will also be based on customary assumptions.

None of the Funds have requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position. A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Reorganizations. See “INFORMATION ABOUT THE FUNDS.”

Assuming each Reorganization qualifies as a tax-free reorganization, as expected, each of the Acquiring Funds will succeed to the tax attributes of the corresponding Target Fund upon the closing of each Reorganization, including any capital loss carryovers that could have been used by the applicable Target Fund to offset its future realized capital gains, if any, for U.S. federal income tax purposes. The Reorganizations are not expected to independently result in limitations on any Acquiring Fund’s ability to use any capital loss carryforwards, if any, of the corresponding Target Fund. However, the capital loss carryforwards may subsequently become subject to an annual limitation as a result of sales of Acquiring Fund shares or other reorganization transactions in which an Acquiring Fund might engage post-Reorganization. If, as expected, the Reorganizations are tax-free, the Acquiring Funds will “inherit” (succeed to) the tax attributes of the Target Funds, including each Target Fund’s cost basis in its assets, its unrealized gains and losses and its capital loss carryforwards, although such capital loss carryforwards may be subject to limitation.

Although each Reorganization is expected to be a tax-free reorganization for federal income tax purposes, there will nonetheless be tax implications. Portfolio assets of each Target Fund may be sold in connection with the Reorganizations. The actual tax impact of any such sales will depend on the difference between the price at which the portfolio assets are sold and a Target Fund’s tax basis in the assets. Any net capital gains recognized in these sales will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net-realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale. These distributions will be taxable to shareholders.

Prior to the Reorganizations, each Target Fund will declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on the disposition of portfolio securities in connection with each Target Fund’s Reorganization, effected prior to such Reorganization. These distributions will be taxable to shareholders.

State and Local and Non-U.S. Tax Considerations. Shareholders should consult their tax advisors about potential state and local and non-U.S. tax considerations as a result of a Reorganization.

INFORMATION ABOUT THE FUNDS

Information about each Fund is included in the Fund’s Prospectus. The Prospectus of each Fund is incorporated by reference into and is considered a part of this Prospectus/Information Statement. Additional information about each Fund is included in its Statement of Additional Information. The SAI relating to this Prospectus/Information Statement is also considered part of this Prospectus/Information Statement and is incorporated by reference into this Prospectus/Information Statement. Information about the Funds (other than the LifeX 2064 Inflation-Protected Longevity Income ETF and the LifeX 2065 Inflation-Protected Longevity Income ETF) is also included in the applicable Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2024. The LifeX 2064 Inflation-Protected Longevity Income ETF and the LifeX 2065 Inflation-Protected Longevity Income ETF had not yet commenced investment operations as of December 31, 2024.

You may request a free copy of each Fund’s Prospectus and SAI, and the Funds’ Annual Report to Shareholders or Semi-Annual Report to Shareholders, once available, the SAI relating to this Prospectus/Information Statement, and other information by calling (855) 609-3680 or by writing to a Fund at One Vanderbilt Avenue, 65th Floor, New York, New York 10017.

The Trust, on behalf of the Funds, files Information materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be viewed on the EDGAR database on the SEC’s Internet site at

http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

PRINCIPAL HOLDERS OF SHARES

As of June 30, 2025, the officers and directors of the Trust, as a group, owned of record and beneficially the following percentage of outstanding shares of each Fund.

Fund	Percentage of Outstanding Shares Held by Officers and Directors of the Trust, as a Group
LifeX 2048 Inflation-Protected Longevity Income ETF	19%
LifeX 2049 Inflation-Protected Longevity Income ETF	23%
LifeX 2050 Inflation-Protected Longevity Income ETF	79%
LifeX 2051 Inflation-Protected Longevity Income ETF	17%
LifeX 2052 Inflation-Protected Longevity Income ETF	20%
LifeX 2053 Inflation-Protected Longevity Income ETF	95%
LifeX 2054 Inflation-Protected Longevity Income ETF	13%
LifeX 2055 Inflation-Protected Longevity Income ETF	94%
LifeX 2056 Inflation-Protected Longevity Income ETF	37%
LifeX 2057 Inflation-Protected Longevity Income ETF	14%
LifeX 2058 Inflation-Protected Longevity Income ETF	36%
LifeX 2059 Inflation-Protected Longevity Income ETF	43%
LifeX 2060 Inflation-Protected Longevity Income ETF	92%
LifeX 2061 Inflation-Protected Longevity Income ETF	53%
LifeX 2062 Inflation-Protected Longevity Income ETF	43%
LifeX 2063 Inflation-Protected Longevity Income ETF	4%
LifeX 2064 Inflation-Protected Longevity Income ETF	29%
LifeX 2065 Inflation-Protected Longevity Income ETF	50%

From time to time, the number of Fund shares held in “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of the Funds, no other persons owned (beneficially or of record) 5% or more of the outstanding shares of the Funds as of June 30, 2025, except as listed in Exhibit D to this Prospectus/Information Statement.

EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT

Exhibit

A.	Summary of Principal Risks
B.	Fundamental Investment Restrictions
C.	Financial Highlights
D.	Principal Holders of Securities of the Funds

EXHIBIT A

SUMMARY OF PRINCIPAL RISKS

Term Risk. (All Funds) Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in a designated year and distribute any proceeds to its shareholders. There will be no further distributions from the Fund beyond that year. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term. Investors should consider the price of the Fund’s shares and the remaining term of the Fund at the time of their purchase when determining whether the Fund is appropriate for their financial planning needs.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. (All Funds) The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by investors, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Interest Rate Risk. (All Funds) The amount of the Fund’s distributions will be adjusted for realized inflation and are otherwise not intended to change (other than the planned reduction beginning in the applicable Selection Year with respect to the Target Funds). If interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease. In addition, the Fund’s longer-maturity investments face the risk that interest rates will rise, decreasing their market value, while the Fund’s shorter-maturity investments, including those held through money market funds, face the risk that interest rates will fall and reduce the available yield at which their principal can be reinvested upon maturity.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. (All Funds) Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. (All Funds) Members of the Modeled Cohort are expected to be able to receive Longevity-Linked Distributions by investing in a corresponding Closed-End Fund offered to members of the Modeled Cohort at age 80. However, the Closed-End Funds may not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes there may not be a sufficiently diverse investor base, which is expected to be at least 100 shareholders. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. Shares of the Funds may continue to be held by a shareholder’s beneficiary or may be sold at the then-current market price. However, a beneficiary of a Fund shareholder will not be eligible to invest in a corresponding Closed-End Fund unless the beneficiary is a member of the Modeled Cohort. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds.

ETF Structure Risks. (All Funds) The Fund is structured as an ETF and is subject to risks related to exchange trading, including:

•

The Fund’s shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Limited Operating History Risk. (All Funds) The Fund is a series of an open-end management investment company and has a limited history of operations. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Management and Operational Risk. (All Funds) The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s management techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser.

In making decisions for the Fund, the Adviser uses quantitative models to select U.S. Government Bonds and other securities in which the Fund invests. Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of the investment process could affect the Fund’s performance. The Adviser has not provided and will not provide any guarantee or assurance to the Fund that these quantitative analyses or models will accurately reflect the Fund’s performance.

The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.

EXHIBIT B

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of such Fund’s outstanding voting securities. Under the 1940 Act, a “majority” vote is defined as the vote of the holders of the lesser of: (a) 67% or more of the shares of a Fund present at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Under these restrictions, each Fund:

(1) may issue senior securities to the extent permitted by applicable law;

(2) may borrow money to the extent permitted by applicable law;

(3) may not underwrite securities;

(4) may not purchase, sell or hold real estate;

(5) may not make loans;

(6) may not purchase and sell commodities, except that each Fund may purchase and sell futures contracts and options and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; and

(7) may not invest 25% or more of its total assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Where applicable, the foregoing investment restrictions shall be interpreted based on the applicable rules, regulations and pronouncements of the SEC and its staff.

EXHIBIT C

FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand the financial performance of each Fund (other than the LifeX 2064 Inflation-Protected Longevity Income ETF and the LifeX 2065 Inflation-Protected Longevity Income ETF) for the periods listed below. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from the financial statements audited by Ernst & Young LLP, the Funds’ independent registered public accounting firm. Ernst & Young LLP’s report, along with each Fund’s financial statements, are incorporated by reference into each Funds’ SAI.

Because each of the LifeX 2064 Inflation-Protected Longevity Income ETF and LifeX 2065 Inflation-Protected Longevity Income ETF did not commence investment operations during the fiscal period ended December 31, 2024, no financial highlights are available at this time.

FINANCIAL HIGHLIGHTS

LIFEX 2048 INFLATION-PROTECTED LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$163.50

INVESTMENT OPERATIONS: Net investment income(b)	5.94
Net realized and unrealized loss on investments(c)	(6.21)

Total from investment operations	(0.27)

LESS DISTRIBUTIONS FROM:
Net investment income	(6.28)
Return of capital distributions	(2.89)

Total distributions	(9.17)

ETF transaction fees per share	0.17

Net asset value, end of period	$154.23

Total return(d)	–0.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,393
Ratio of expenses to average net assets(e)	0.72%
Ratio of net investment income to average net assets(e)	3.89%
Portfolio turnover rate(d)(f)	275%

(a)	The Fund commenced operations on January 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

FINANCIAL HIGHLIGHTS

LIFEX 2049 INFLATION-PROTECTED LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$172.40

INVESTMENT OPERATIONS: Net investment income(b)	6.38
Net realized and unrealized loss on investments(c)	(6.94)

Total from investment operations	(0.56)

LESS DISTRIBUTIONS FROM:
Net investment income	(7.05)
Return of capital distributions	(2.72)

Total distributions	(9.77)

ETF transaction fees per share	0.17

Net asset value, end of period	$162.24

Total return(d)	–0.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,083
Ratio of expenses to average net assets(e)	0.73%
Ratio of net investment income to average net assets(e)	3.96%
Portfolio turnover rate(d)(f)	263%

(a)	The Fund commenced operations on January 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

FINANCIAL HIGHLIGHTS

LIFEX 2050 INFLATION-PROTECTED LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$181.10

INVESTMENT OPERATIONS: Net investment income(b)	6.73
Net realized and unrealized loss on investments(c)	(7.63)

Total from investment operations	(0.90)

LESS DISTRIBUTIONS FROM:
Net investment income	(7.83)
Return of capital distributions	(2.54)

Total distributions	(10.37)

ETF transaction fees per share	0.17

Net asset value, end of period	$170.00

Total return(d)	–0.55%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,060
Ratio of expenses to average net assets(e)	0.73%
Ratio of net investment income to average net assets(e)	3.97%
Portfolio turnover rate(d)(f)	259%

(a)	The Fund commenced operations on January 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

FINANCIAL HIGHLIGHTS

LIFEX 2051 INFLATION-PROTECTED LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$189.80

INVESTMENT OPERATIONS: Net investment income(b)	7.08
Net realized and unrealized loss on investments(c)	(8.12)

Total from investment operations	(1.04)

LESS DISTRIBUTIONS FROM:
Net investment income	(8.86)
Return of capital distributions	(2.41)

Total distributions	(11.27)

ETF transaction fees per share	0.18

Net asset value, end of period	$177.67

Total return(d)	–0.61%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,020
Ratio of expenses to average net assets(e)	0.74%
Ratio of net investment income to average net assets(e)	4.00%
Portfolio turnover rate(d)(f)	256%

(a)	The Fund commenced operations on January 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

FINANCIAL HIGHLIGHTS

LIFEX 2052 INFLATION-PROTECTED LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$198.40

INVESTMENT OPERATIONS: Net investment income(b)	7.38
Net realized and unrealized loss on investments(c)	(8.64)

Total from investment operations	(1.26)

LESS DISTRIBUTIONS FROM:
Net investment income	(9.81)
Return of capital distributions	(2.26)

Total distributions	(12.07)

ETF transaction fees per share	0.19

Net asset value, end of period	$185.26

Total return(d)	–0.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,149
Ratio of expenses to average net assets(e)	0.73%
Ratio of net investment income to average net assets(e)	3.99%
Portfolio turnover rate(d)(f)	252%

(a)	The Fund commenced operations on January 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

FINANCIAL HIGHLIGHTS

LIFEX 2053 INFLATION-PROTECTED LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$207.00

INVESTMENT OPERATIONS: Net investment income(b)	7.75
Net realized and unrealized loss on investments(c)	(9.51)

Total from investment operations	(1.76)

LESS DISTRIBUTIONS FROM:
Net investment income	(10.80)
Return of capital distributions	(1.97)

Total distributions	(12.77)

ETF transaction fees per share	0.20

Net asset value, end of period	$192.67

Total return(d)	–0.93%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,083
Ratio of expenses to average net assets(e)	0.73%
Ratio of net investment income to average net assets(e)	4.02%
Portfolio turnover rate(d)(f)	266%

(a)	The Fund commenced operations on January 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

FINANCIAL HIGHLIGHTS

LIFEX 2054 INFLATION-PROTECTED LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$215.40

INVESTMENT OPERATIONS: Net investment income(b)	7.90
Net realized and unrealized loss on investments(c)	(10.06)

Total from investment operations	(2.16)

LESS DISTRIBUTIONS FROM:
Net investment income	(11.25)
Return of capital distributions	(2.49)

Total distributions	(13.74)

ETF transaction fees per share	0.17

Net asset value, end of period	$199.67

Total return(d)	–1.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,594
Ratio of expenses to average net assets(e)	0.71%
Ratio of net investment income to average net assets(e)	3.94%
Portfolio turnover rate(d)(f)	282%

(a)	The Fund commenced operations on January 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

FINANCIAL HIGHLIGHTS

LIFEX 2055 INFLATION-PROTECTED LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$223.90

INVESTMENT OPERATIONS: Net investment income(b)	8.46
Net realized and unrealized loss on investments(c)	(10.74)

Total from investment operations	(2.28)

LESS DISTRIBUTIONS FROM:
Net investment income	(13.40)
Return of capital distributions	(1.47)

Total distributions	(14.87)

ETF transaction fees per share	0.31

Net asset value, end of period	$207.06

Total return(d)	–1.15%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,106
Ratio of expenses to average net assets(e)	0.73%
Ratio of net investment income to average net assets(e)	4.06%
Portfolio turnover rate(d)(f)	265%

(a)	The Fund commenced operations on January 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

FINANCIAL HIGHLIGHTS

LIFEX 2056 INFLATION-PROTECTED LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$232.50

INVESTMENT OPERATIONS: Net investment income(b)	8.61
Net realized and unrealized loss on investments(c)	(11.16)

Total from investment operations	(2.55)

LESS DISTRIBUTIONS FROM:
Net investment income	(15.14)
Return of capital distributions	(0.83)

Total distributions	(15.97)

ETF transaction fees per share	0.42

Net asset value, end of period	$214.40

Total return(d)	–1.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,717
Ratio of expenses to average net assets(e)	0.69%
Ratio of net investment income to average net assets(e)	4.00%
Portfolio turnover rate(d)(f)	419%

(a)	The Fund commenced operations on January 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

FINANCIAL HIGHLIGHTS

LIFEX 2057 INFLATION-PROTECTED LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$241.10

INVESTMENT OPERATIONS: Net investment income(b)	8.97
Net realized and unrealized loss on investments(c)	(12.28)

Total from investment operations	(3.31)

LESS DISTRIBUTIONS FROM:
Net investment income	(16.09)
Return of capital distributions	(1.18)

Total distributions	(17.27)

ETF transaction fees per share	0.35

Net asset value, end of period	$220.87

Total return(d)	–1.52%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,313
Ratio of expenses to average net assets(e)	0.72%
Ratio of net investment income to average net assets(e)	4.02%
Portfolio turnover rate(d)(f)	353%

(a)	The Fund commenced operations on January 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

FINANCIAL HIGHLIGHTS

LIFEX 2058 INFLATION-PROTECTED LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$249.70

INVESTMENT OPERATIONS: Net investment income(b)	9.53
Net realized and unrealized loss on investments(c)	(13.05)

Total from investment operations	(3.52)

LESS DISTRIBUTIONS FROM:
Net investment income	(18.30)
Return of capital distributions	(0.47)

Total distributions	(18.77)

ETF transaction fees per share	0.37

Net asset value, end of period	$227.78

Total return(d)	–1.63%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,645
Ratio of expenses to average net assets(e)	0.72%
Ratio of net investment income to average net assets(e)	4.13%
Portfolio turnover rate(d)(f)	278%

(a)	The Fund commenced operations on January 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

FINANCIAL HIGHLIGHTS

LIFEX 2059 INFLATION-PROTECTED LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$258.60

INVESTMENT OPERATIONS: Net investment income(b)	9.70
Net realized and unrealized loss on investments(c)	(13.79)

Total from investment operations	(4.09)

LESS DISTRIBUTIONS FROM:
Net investment income	(17.47)
Return of capital distributions	(3.16)

Total distributions	(20.63)

ETF transaction fees per share	0.29

Net asset value, end of period	$234.17

Total return(d)	–1.85%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,747
Ratio of expenses to average net assets(e)	0.71%
Ratio of net investment income to average net assets(e)	4.08%
Portfolio turnover rate(d)(f)	268%

(a)	The Fund commenced operations on January 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(e)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

FINANCIAL HIGHLIGHTS

LIFEX 2060 INFLATION-PROTECTED LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$267.70

INVESTMENT OPERATIONS: Net investment income(b)	10.46
Net realized and unrealized loss on investments(c)	(14.79)

Total from investment operations	(4.33)

LESS DISTRIBUTIONS FROM:
Net investment income	(22.57)
Return of capital distributions	—

Total distributions	(22.57)

ETF transaction fees per share	0.37

Net asset value, end of period	$241.17

Total return(d)	–1.92%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,135
Ratio of expenses to average net assets(e)	0.73%
Ratio of net investment income to average net assets(e)	4.25%
Portfolio turnover rate(d)(f)	355%

(a)	The Fund commenced operations on January 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

FINANCIAL HIGHLIGHTS

LIFEX 2061 INFLATION-PROTECTED LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$276.90

INVESTMENT OPERATIONS: Net investment income(b)	10.89
Net realized and unrealized loss on investments(c)	(15.83)

Total from investment operations	(4.94)

LESS DISTRIBUTIONS FROM:
Net investment income	(24.47)
Return of capital distributions	—

Total distributions	(24.47)

ETF transaction fees per share	0.36

Net asset value, end of period	$247.85

Total return(d)	–2.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,974
Ratio of expenses to average net assets(e)	0.74%
Ratio of net investment income to average net assets(e)	4.29%
Portfolio turnover rate(d)(f)	376%

(a)	The Fund commenced operations on January 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

FINANCIAL HIGHLIGHTS

LIFEX 2062 INFLATION-PROTECTED LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$286.40

INVESTMENT OPERATIONS: Net investment income(b)	11.26
Net realized and unrealized loss on investments(c)	(16.68)

Total from investment operations	(5.42)

LESS DISTRIBUTIONS FROM:
Net investment income	(26.77)
Return of capital distributions	—

Total distributions	(26.77)

ETF transaction fees per share	0.38

Net asset value, end of period	$254.59

Total return(d)	–2.33%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,055
Ratio of expenses to average net assets(e)	0.73%
Ratio of net investment income to average net assets(e)	4.31%
Portfolio turnover rate(d)(f)	313%

(a)	The Fund commenced operations on January 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

FINANCIAL HIGHLIGHTS

LIFEX 2063 INFLATION-PROTECTED LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$296.20

INVESTMENT OPERATIONS: Net investment income(b)	10.49
Net realized and unrealized loss on investments(c)	(16.74)

Total from investment operations	(6.25)

LESS DISTRIBUTIONS FROM:
Net investment income	(29.47)
Return of capital distributions	—

Total distributions	(29.47)

ETF transaction fees per share	0.56

Net asset value, end of period	$261.04

Total return(d)	–2.55%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,221
Ratio of expenses to average net assets(e)	0.69%
Ratio of net investment income to average net assets(e)	3.93%
Portfolio turnover rate(d)(f)	397%

(a)	The Fund commenced operations on January 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

EXHIBIT D

PRINCIPAL HOLDERS OF SECURITIES

Listed below are the names, addresses and percent ownership of each person who, as of June 30, 2025, to the best knowledge of the Trust, owned 5% or more of the outstanding shares of a Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Fund Name	Shareholder Name and Address	Percentage of Fund (%)	Jurisdiction	Type of Ownership
LifeX 2048 Inflation- Protected Longevity Income ETF	Charles Schwab & Co 211 Main St San Francisco, CA 94105	60.35	DE	Record
LifeX 2048 Inflation- Protected Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	19.10	DE	Record
LifeX 2048 Inflation- Protected Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	19.10	DE	Beneficial
LifeX 2048 Inflation- Protected Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	16.89	DE	Record
LifeX 2049 Inflation- Protected Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	42.87	DE	Record
LifeX 2049 Inflation- Protected Longevity Income ETF	Charles Schwab & Co 211 Main St San Francisco, CA 94105	33.74	DE	Record
LifeX 2049 Inflation- Protected Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	23.34	DE	Record
LifeX 2049 Inflation- Protected Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	23.34	DE	Beneficial
LifeX 2050 Inflation- Protected Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	78.65	DE	Record
LifeX 2050 Inflation- Protected Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	78.65	DE	Beneficial
LifeX 2050 Inflation- Protected Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	10.91	DE	Record
LifeX 2050 Inflation- Protected Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	8.83	DE	Record
LifeX 2051 Inflation- Protected Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	42.30	DE	Record

Fund Name	Shareholder Name and Address	Percentage of Fund (%)	Jurisdiction	Type of Ownership
LifeX 2051 Inflation- Protected Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	28.96	DE	Record
LifeX 2051 Inflation- Protected Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	16.67	DE	Record
LifeX 2051 Inflation- Protected Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	16.67	DE	Beneficial
LifeX 2051 Inflation- Protected Longevity Income ETF	National Financial Services, LLC 499 Washington Blvd 4th Floor Jersey City, NJ 07310	5.57	DE	Record
LifeX 2051 Inflation- Protected Longevity Income ETF	Charles Schwab & Co 211 Main St San Francisco, CA 94105	5.06	DE	Record
LifeX 2052 Inflation- Protected Longevity Income ETF	National Financial Services, LLC 499 Washington Blvd 4th Floor Jersey City, NJ 07310	29.18	DE	Record
LifeX 2052 Inflation- Protected Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	27.67	DE	Record
LifeX 2052 Inflation- Protected Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	23.06	DE	Record
LifeX 2052 Inflation- Protected Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	20.00	DE	Record
LifeX 2052 Inflation- Protected Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	20.00	DE	Beneficial
LifeX 2053 Inflation- Protected Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	95.01	DE	Record
LifeX 2053 Inflation- Protected Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	95.01	DE	Beneficial
LifeX 2054 Inflation- Protected Longevity Income ETF	Charles Schwab & Co 211 Main St San Francisco, CA 94105	22.52	DE	Record
LifeX 2054 Inflation- Protected Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	21.53	DE	Record
LifeX 2054 Inflation- Protected Longevity Income ETF	National Financial Services, LLC 499 Washington Blvd 4th Floor Jersey City, NJ 07310	21.17	DE	Record
LifeX 2054 Inflation- Protected Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	18.46	DE	Record
LifeX 2054 Inflation- Protected Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	13.34	DE	Record

Fund Name	Shareholder Name and Address	Percentage of Fund (%)	Jurisdiction	Type of Ownership
LifeX 2054 Inflation- Protected Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	13.34	DE	Beneficial
LifeX 2055 Inflation- Protected Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	94.02	DE	Record
LifeX 2055 Inflation- Protected Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	94.02	DE	Beneficial
LifeX 2056 Inflation- Protected Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	53.13	DE	Record
LifeX 2056 Inflation- Protected Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	36.76	DE	Record
LifeX 2056 Inflation- Protected Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	36.76	DE	Beneficial
LifeX 2056 Inflation- Protected Longevity Income ETF	Charles Schwab & Co 211 Main St San Francisco, CA 94105	10.10	DE	Record
LifeX 2057 Inflation- Protected Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	28.69	DE	Record
LifeX 2057 Inflation- Protected Longevity Income ETF	Charles Schwab & Co 211 Main St San Francisco, CA 94105	28.66	DE	Record
LifeX 2057 Inflation- Protected Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	26.69	DE	Record
LifeX 2057 Inflation- Protected Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	13.76	DE	Record
LifeX 2057 Inflation- Protected Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	13.76	DE	Beneficial
LifeX 2058 Inflation- Protected Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	36.01	DE	Record
LifeX 2058 Inflation- Protected Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	36.01	DE	Beneficial
LifeX 2058 Inflation- Protected Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	26.01	DE	Record
LifeX 2058 Inflation- Protected Longevity Income ETF	The Vanguard Marketing Corporation 100 Vanguard Blvd Malvern, PA 19355	22.61	DE	Record
LifeX 2058 Inflation- Protected Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	12.97	DE	Record
LifeX 2059 Inflation- Protected Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	53.42	DE	Record

Fund Name	Shareholder Name and Address	Percentage of Fund (%)	Jurisdiction	Type of Ownership
LifeX 2059 Inflation- Protected Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	42.76	DE	Record
LifeX 2059 Inflation- Protected Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	42.76	DE	Beneficial
LifeX 2060 Inflation- Protected Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	92.31	DE	Record
LifeX 2060 Inflation- Protected Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	92.31	DE	Beneficial
LifeX 2060 Inflation- Protected Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	6.18	DE	Record
LifeX 2061 Inflation- Protected Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	52.73	DE	Record
LifeX 2061 Inflation- Protected Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	52.73	DE	Beneficial
LifeX 2061 Inflation- Protected Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	42.02	DE	Record
LifeX 2061 Inflation- Protected Longevity Income ETF	National Financial Services, LLC 499 Washington Blvd 4th Floor Jersey City, NJ 07310	5.15	DE	Record
LifeX 2062 Inflation- Protected Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	43.36	DE	Record
LifeX 2062 Inflation- Protected Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	43.36	DE	Beneficial
LifeX 2062 Inflation- Protected Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	37.93	DE	Record
LifeX 2062 Inflation- Protected Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	15.14	DE	Record
LifeX 2063 Inflation- Protected Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	90.49	DE	Record
LifeX 2063 Inflation- Protected Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	5.28	DE	Record
LifeX 2064 Inflation- Protected Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	68.06	DE	Record
LifeX 2064 Inflation- Protected Longevity Income ETF	U.S. Bank N.A. 1555 N. RiverCenter Drive Suite 302 Milwaukee, WI 53212	28.58	DE	Record

Fund Name	Shareholder Name and Address	Percentage of Fund (%)	Jurisdiction	Type of Ownership
LifeX 2064 Inflation- Protected Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	28.58	DE	Beneficial
LifeX 2065 Inflation- Protected Longevity Income ETF	U.S. Bank N.A. 1555 N. RiverCenter Drive Suite 302 Milwaukee, WI 53212	50.03	DE	Record
LifeX 2065 Inflation- Protected Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	50.03	DE	Beneficial
LifeX 2065 Inflation- Protected Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	40.32	DE	Record
LifeX 2065 Inflation- Protected Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	9.20	DE	Record

PROSPECTUS/INFORMATION STATEMENT

Dated July 31, 2025

RELATING TO THE ACQUISITION OF ALL OF THE ASSETS OF

LifeX 2064 Longevity Income ETF	LifeX 2063 Longevity Income ETF

LifeX 2062 Longevity Income ETF	LifeX 2061 Longevity Income ETF

LifeX 2059 Longevity Income ETF	LifeX 2058 Longevity Income ETF

LifeX 2057 Longevity Income ETF	LifeX 2056 Longevity Income ETF

LifeX 2054 Longevity Income ETF	LifeX 2053 Longevity Income ETF

LifeX 2052 Longevity Income ETF	LifeX 2051 Longevity Income ETF

LifeX 2049 Longevity Income ETF	LifeX 2048 Longevity Income ETF

(each, a “Target Fund” and together, the “Target Funds”)

BY AND IN EXCHANGE FOR SHARES OF

LifeX 2065 Longevity Income ETF

LifeX 2060 Longevity Income ETF

LifeX 2055 Longevity Income ETF

LifeX 2050 Longevity Income ETF

(each, an “Acquiring Fund” and together, the “Acquiring Funds” and collectively with the Target Funds, the “Funds”)

This combined Prospectus and Information Statement (the “Prospectus/Information Statement”) is an information statement for each Target Fund (as defined above) and a prospectus for each Acquiring Fund (as defined above). The address of each Fund is One Vanderbilt Avenue, 65th Floor, New York, New York 10017. The telephone number for each Fund is (855) 609-3680. This Prospectus/Information Statement was first mailed to shareholders of each Target Fund beginning on or about [   ], 2025. This Prospectus/Information Statement explains what you should know about each reorganization (each, a “Reorganization” and together, the “Reorganizations”) and investing in your Acquiring Fund. You should read this document carefully and retain it for future reference.

THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATION PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The terms and conditions of each Reorganization are further described in this Prospectus/Information Statement and are set forth in the form of Agreement and Plan of Reorganization (the “Plan”).

With respect to each Fund, the Board of Trustees of the Trust (the “Board”) unanimously approved each proposed Reorganization and the Plan and determined that participation in the applicable Reorganization is in the best interests of each Fund and that the interests of existing Fund shareholders will not be diluted as a result of the Reorganizations.

Each Target Fund and each Acquiring Fund is an existing series of a registered, open-end management investment company, and each Fund operates as an exchange-traded fund (“ETF”) within the same suite of LifeX ETFs. Each Acquiring Fund will be the accounting, performance, and corporate survivor in its respective Reorganization. As such, each Acquiring Fund will retain its own accounting and performance history.

i

Additional information about the Target Funds, the Acquiring Funds and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents, which are incorporated into this Prospectus/Information Statement by reference:

•	The prospectus of the Trust on behalf of the Funds dated May 1, 2025, as supplemented and amended to date (File No. 811-22761; SEC Accession No. 0001193125-25-104973);

•	The statement of additional information of the Trust on behalf of the Funds, dated May 1, 2025 as supplemented and amended to date (File No. 811-22761; SEC Accession No. 0001193125-25-104973);

•	Annual report to shareholders of the Funds for the fiscal year ending December 31, 2024 (File No. 811-22761; SEC Accession No. 0001133228-25-002484); and

•	A statement of additional information dated July 31, 2025, relating to this Prospectus/Information Statement.

You may request a free copy of the statement of additional information relating to this Prospectus/Information Statement or a Target Fund’s Prospectus without charge by calling the Trust at (855) 609-3680 or by writing to the Trust at Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ii

iii

iv

SUMMARY

This is only a summary of certain information contained in this Prospectus/Information Statement. You should read the more complete information in the rest of this Prospectus/Information Statement and the Plan (which has been filed as an exhibit to the Acquiring Funds’ Registration Statement on Form N-14 of which this Prospectus/Information Statement is a part).

Why am I receiving a combined Prospectus/Information Statement?

You are receiving a combined Prospectus/Information Statement because you own shares of a Target Fund. It is expected that each Target Fund will be reorganized with and into a corresponding Acquiring Fund. Each Target Fund and each Acquiring Fund is a series of a registered, open-end management investment company, and each Fund operates as an ETF within the same suite of LifeX ETFs. Each Target Fund is intended to pay monthly distributions until the end of a particular calendar year. The primary differences between the Acquiring Funds and the Target Funds are that, effective as of the closing of the Reorganizations, each Acquiring Fund will (i) have a different end year than the Target Funds had and, as a result, will have a different distribution rate than the Target Funds had; and (ii) provide the same level of monthly distributions through its term rather than undergoing a one-time decrease 20 years before the end year.

Each Reorganization will be accomplished in accordance with the Plan between the Trust, on behalf of each Target Fund, and the Trust, on behalf of each Acquiring Fund, and the Adviser (solely with respect to Section 6 of the Plan). Among other things, the Plan provides for: (1) the acquisition of all of the assets and the assumption of all of the liabilities of each Target Fund by the applicable Acquiring Fund in exchange for shares of that Acquiring Fund of equal value to the net assets of the Target Fund being acquired (“Acquiring Fund Shares”); (2) the pro rata distribution of such Acquiring Fund Shares to the shareholders of the applicable Target Fund; and (3) the complete liquidation and dissolution of each Target Fund, all upon the terms and conditions set forth in the Plan.

In accordance with the Trust’s organizational documents and applicable Delaware state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”)), each Reorganization can be effected without the approval of shareholders of the relevant Target Fund. Therefore, we are not asking you for a proxy, and you are requested not to send a proxy.

Has each Target Fund’s Board approved the applicable Reorganization?

Yes, the Board of Trustees of the Trust (the “Board”) approved each Reorganization because it believes that it is in the best interests of the Target Funds and the Acquiring Funds. At a meeting held on July 22, 2025, the Board carefully reviewed the terms of each Reorganization and unanimously approved the Plan. For the reasons set forth in the “REASONS FOR THE PROPOSED REORGANIZATIONS AND BOARD DELIBERATIONS” section of this Prospectus/Information Statement, the Board, including the trustees (“Trustees”) of the Trust who are not “interested persons” as defined in the 1940 Act, have determined that participation in the Reorganizations is in the best interests of each Target Fund and the Acquiring Funds. The Board also concluded that no dilution in value would result to the shareholders of a Target Fund or the shareholders of an Acquiring Fund as a result of the Reorganizations.

What will happen if the Reorganizations occur?

If the closing conditions of the applicable Reorganization under the Plan are satisfied or waived, then shareholders of that Target Fund will become shareholders of the corresponding Acquiring Fund in the third quarter of 2025 or soon thereafter and will no longer be shareholders of the Target Fund. Shareholders

1

of such Target Fund will receive shares of the corresponding Acquiring Fund with an equivalent aggregate net asset value (“NAV”) of the Acquiring Fund.

In particular, the Plan provides that (1) all of the assets of each Target Fund will be acquired by the corresponding Acquiring Fund and all of the liabilities of each Target Fund will be assumed by the corresponding Acquiring Fund in exchange for Acquiring Fund Shares of equal value to the net assets of the Target Fund being acquired; and (2) the Acquiring Fund Shares received by the applicable Target Fund in the exchange will then be distributed pro rata to shareholders of that Target Fund. After the Acquiring Fund Shares are distributed to the applicable Target Fund’s shareholders, that Target Fund will be completely liquidated.

No Reorganization is contingent upon the consummation of the other Reorganizations. If one or more Reorganizations are not consummated, the applicable Target Funds will continue as separate Funds, and the Board of each such Fund will consider such alternatives as it determines to be in the best interests of the Fund’s shareholders.

How will the Reorganizations affect me as a shareholder?

If a Reorganization is completed with respect to your Target Fund, you will cease to be a shareholder of that Target Fund and will become a shareholder of the corresponding Acquiring Fund. Upon completion of a Reorganization, Target Fund shareholders will own shares of the corresponding Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the shares of such Target Fund that were owned when the Reorganization happened. Shares of an Acquiring Fund will be transferred to a shareholder’s brokerage account.

After the Reorganizations, individual shares of each Acquiring Fund may only be purchased and sold on the Cboe BZX Exchange, Inc. (the “Cboe”), other national securities exchanges, electronic crossing networks and other alternative trading systems. Should a former Target Fund shareholder decide to purchase or sell shares in an Acquiring Fund after a Reorganization, the shareholder will need to place a trade through a broker who will execute the trade on an exchange at prevailing market prices. Because Acquiring Fund Shares trade at market prices rather than at NAV, Acquiring Fund Shares may trade at a price less than (discount) or greater than (premium) the then-current pro rata value of an Acquiring Fund’s net assets. As with all ETFs, your broker may charge a commission for purchase and sale transactions, although ETFs trade with no transaction fees on many platforms.

Will the Reorganizations affect the way my Fund’s investments are managed?

Each of the Target Funds and the Acquiring Funds pursues its investment objective by investing in debt securities issued by the U.S. Treasury (“U.S. Government Bonds”) as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities. The Reorganization is not expected to affect the way each Fund’s assets are managed other than a modest difference in the composition of bond maturities held to reflect the term of the applicable Acquiring Fund.

Stone Ridge Asset Management LLC (the “Adviser”) is the investment adviser to each Target Fund and Acquiring Fund. The same individuals responsible for the day-to-day portfolio management of each Target Fund as of the date of the Prospectus/Information Statement will be responsible for the day-to-day portfolio management of the corresponding Acquiring Fund.

For a more complete discussion, see the sections of the proposal relating to your Reorganization titled: “COMPARISON OF IMPORTANT FEATURES OF THE FUNDS – Are there any significant differences between the investment objectives, policies and strategies of the Funds?” and “How do the principal

2

investment risks of the Funds compare?” and “COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES AND RISKS – How do the investment objectives, strategies, policies and risks of the Funds compare?” and “What are the principal investment risks associated with investments in the Funds?”

Are there any differences in risks between the Target Funds and the Acquiring Funds?

The risks associated with owning shares of each Acquiring Fund are the same as the risks associated with owning shares of the corresponding Target Fund.

For a more complete discussion of the risks of each Target Fund and the corresponding Acquiring Fund, see the sections of the proposal relating to your Reorganization titled: “COMPARISONS OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES AND RISKS – How do the investment objectives, strategies, policies and risks of the Funds compare?” and “What are the principal investment risks associated with investments in the Funds?” The risks of each Acquiring Fund are presented in Exhibit A.

Will the total expenses of the Acquiring Funds be different from the total expenses of the Target Funds?

No. Following the Reorganizations, the total annual fund operating expenses of each Acquiring Fund are expected to be the same as those of the corresponding Target Fund.

For a more detailed comparison of the Funds’ fees and expenses, see the sections relating to your Reorganization titled “COMPARISON OF IMPORTANT FEATURES OF THE FUNDS – What are the Funds’ investment management fee rates?” and “What are the fees and expenses of each Fund and what might they be after the Reorganization?”

Who will pay the costs in connection with the Reorganizations?

The Adviser will bear all of the expenses relating to each Reorganization whether or not the Reorganization is consummated.

What are the U.S. federal income tax consequences of the Reorganizations?

Each Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended, (the “Code”) and generally is not expected to result in recognition of gain or loss by the applicable Target Fund or its shareholders.

As a condition of the closing of each Reorganization and assuming the parties comply with the terms of the Plan, the Trust will receive an opinion of counsel regarding the U.S. federal income tax consequences of the applicable Reorganization(s).

Prior to the Reorganizations, each Target Fund will declare a distribution to shareholders that, together with all previous distributions qualifying for the dividends-paid deduction, will have the effect of distributing to shareholders all of such Target Fund’s investment company taxable income, net tax-exempt income (if any), and net capital gains, including those realized on the disposition of portfolio securities, whether independent of or in connection with each Target Fund’s respective Reorganization, effected prior to such Reorganization. These distributions will generally be taxable to shareholders.

Shareholders should consult their tax advisers about state, local and non-U.S. tax consequences of each Reorganization, if any, because the information about tax consequences in this Prospectus/Information

3

Statement relates only to the U.S. federal income tax consequences of each Reorganization. For more information, please see the section “U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION.”

What is the anticipated timing of the Reorganizations?

The Reorganizations are currently expected to be completed in the third quarter of 2025.

Whom do I contact for further information?

You can contact your financial adviser or other financial intermediary for further information. You also may contact the Trust at (855) 609-3680.

4

COMPARISON OF IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment objectives, policies and strategies of the Funds?

Each of the Target Funds and their corresponding Acquiring Fund (collectively, the “Funds”) operates as an ETF within the same suite of LifeX ETFs. Each Fund offers shares that are bought and sold on a national securities exchange, which gives investors the ability to buy their shares throughout the day at the current market price (which may be at a premium or discount to NAV).

The Acquiring Funds will be managed using the same investment objective and substantially similar principal investment strategies as the Target Funds, except as noted herein.

Investment Objectives

Each Fund’s investment objective is to seek to provide reliable monthly distributions consisting of income and principal through the respective Fund’s term.

Investment Strategies

Each Target Fund is designed so that investors born in a particular calendar year (each such group of investors, a “Modeled Cohort”) will have a choice in the year in which they reach age 80 (each, a “Selection Year”) to receive (a) monthly fixed distributions at a reduced rate until the end of such Target Fund’s term (“Term Distributions”) or (b) a higher level of monthly fixed distributions than Term Distributions (“Longevity-Linked Distributions”) by investing in a corresponding closed-end fund. The primary differences in the Acquiring Funds from the Target Funds are that, effective as of the closing of the Reorganizations, each Acquiring Fund will provide the same level of monthly fixed distributions through its term (i.e., no decrease in distributions following the Selection Year). Each Acquiring Fund is designed so that members of a Modeled Cohort will have a choice in the year in which they reach age 80 to (a) receive monthly fixed distributions equal to $0.8333 per outstanding share through the end of such Acquiring Fund’s term (the “Term Year”) or (b) receive monthly fixed distributions equal to $0.8333 per outstanding share by investing in a closed-end fund that is only available to members of the corresponding Modeled Cohort through the year in which the members of such Modeled Cohort turn age 100.

The Modeled Cohort, Term Year, and Selection Year of each of the Target Funds and the Term Year of the corresponding Acquiring Funds are set forth in the table below. The Modeled Cohort and Selection Year concepts are not applicable to the Acquiring Funds; however, as described above, investors in an Acquiring Fund will have the option in the year in which they reach 80 to invest in a closed-end fund that is only available to members of that closed end fund’s corresponding Modeled Cohort.

REORGANIZATION 1
Target Fund	Modeled Cohort	Term Year	Selection Year	Acquiring Fund	Term Year
LifeX 2064 Longevity Income ETF	1964	2064	2044	LifeX 2065 Longevity Income ETF	2065
LifeX 2063 Longevity Income ETF	1963	2063	2043
LifeX 2062 Longevity Income ETF	1962	2062	2042
LifeX 2061 Longevity Income ETF	1961	2061	2041

5

REORGANIZATION 2
Target Fund	Modeled Cohort	Term Year	Selection Year	Acquiring Fund	Term Year
LifeX 2059 Longevity Income ETF	1959	2059	2039	LifeX 2060 Longevity Income ETF	2060
LifeX 2058 Longevity Income ETF	1958	2058	2038
LifeX 2057 Longevity Income ETF	1957	2057	2037
LifeX 2056 Longevity Income ETF	1956	2056	2036

REORGANIZATION 3
Target Fund	Modeled Cohort	Term Year	Selection Year	Acquiring Fund	Term Year
LifeX 2054 Longevity Income ETF	1954	2054	2034	LifeX 2055 Longevity Income ETF	2055
LifeX 2053 Longevity Income ETF	1953	2053	2033
LifeX 2052 Longevity Income ETF	1952	2052	2032
LifeX 2051 Longevity Income ETF	1951	2051	2031

REORGANIZATION 4
Target Fund	Modeled Cohort	Term Year	Selection Year	Acquiring Fund	Term Year
LifeX 2049 Longevity Income ETF	1949	2049	2029	LifeX 2050 Longevity Income ETF	2050
LifeX 2048 Longevity Income ETF	1948	2048	2028

6

The Adviser does not expect that the differences discussed above will result in significant changes between the management of the Target Funds and the corresponding Acquiring Funds.

The below tables include redlines showing how an Acquiring Fund’s investment objective and summary principal investment strategy disclosure differs from that of the corresponding Target Funds. In each redline, deleted text is shown in ~~red strikethrough~~ and added text is shown in blue underline. For simplicity, the Modeled Cohort, Term Year, and Selection Year are bracketed; please reference the table above for the relevant years applicable to your Fund(s).

Investment Objective

The LifeX ~~[Target Fund Term Year]~~[Acquiring Fund Term Year] Longevity Income ETF seeks to provide reliable monthly distributions consisting of income and principal through ~~[Target Fund Term Year]~~[Acquiring Fund Term Year].

There can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategy

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). When constructing its portfolio of U.S. Government Bonds, the Fund seeks to select bonds with particular durations, maturities and other investment characteristics, and in such amounts, that enable the Fund to “lock in” interest rates and reliably sustain its planned distributions. As of June 30, 2025, the average duration (which is a measure of a bond’s sensitivity to interest rates) of the Fund’s U.S. Government Bonds in years is approximately:

REORGANIZATION 1

	~~Target Fund~~	~~Average Duration~~	Acquiring Fund	Average Duration
	~~LifeX 2064 Longevity Income ETF~~	~~12.9~~	LifeX 2065 Longevity Income ETF	13.2
	~~LifeX 2063 Longevity Income ETF~~	~~12.7~~
	~~LifeX 2062 Longevity Income ETF~~	~~12.4~~
	~~LifeX 2061 Longevity Income ETF~~	~~12.2~~

REORGANIZATION 2

	~~Target Fund~~	~~Average Duration~~	Acquiring Fund	Average Duration
	~~LifeX 2059 Longevity Income ETF~~	~~11.6~~	LifeX 2060 Longevity Income ETF	11.9
	~~LifeX 2058 Longevity Income ETF~~	~~11.4~~
	~~LifeX 2057 Longevity Income ETF~~	~~11.1~~
	~~LifeX 2056 Longevity Income ETF~~	~~10.9~~

7

REORGANIZATION 3

~~Target Fund~~	~~Average Duration~~	Acquiring Fund	Average Duration
~~LifeX 2054 Longevity Income ETF~~	~~10.4~~	LifeX 2055 Longevity Income ETF	10.6
~~LifeX 2053 Longevity Income ETF~~	~~10.2~~
~~LifeX 2052 Longevity Income ETF~~	~~10.0~~
~~LifeX 2051 Longevity Income ETF~~	~~9.7~~

REORGANIZATION 4

~~Target Fund~~	~~Average Duration~~	Acquiring Fund	Average Duration
~~LifeX 2049 Longevity Income ETF~~	~~9.3~~	LifeX 2050 Longevity Income ETF	9.5
~~LifeX 2048 Longevity Income ETF~~	~~9.1~~

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) designed to provide a paycheck-like experience for investors ~~predictable cashflows~~ by making predictable monthly distributions consisting of income and principal from its investment~~s~~ (the “LifeX Income ETFs”).

Bond funds are typically designed to make distributions that are primarily composed of interest earnings. Investors in such funds who require a higher level of cashflow than interest earnings alone generally need to sell shares periodically to generate additional cashflow and to do that must determine the timing and amounts of share sales that are prudent for their personal situations.

In contrast, the Fund is designed to provide higher cashflow to investors than interest earnings alone by also distributing substantially all of its principal over the course of its term ending in ~~[Target Fund Term Year]~~[Acquiring Fund Term Year] ~~— which is up to age 100 for investors born in the year [Target Fund Modeled Cohort] (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year~~. The Fund intends

8

to liquidate in December ~~[Target Fund Term Year]~~[Acquiring Fund Term Year] and distribute any proceeds to its shareholders. There will be no further distributions from the Fund beyond that year.

~~The Fund is designed so that members of the Modeled Cohort have a choice in [Target Fund Selection Year], the year in which they reach age 80, to continue to receive Longevity-Linked Distributions and/or to receive Term Distributions (each as defined below):~~ The Adviser expects that investors will have a choice in the year in which they reach age 80:

1.  Distributions for the full term through ~~[Target Fund Term Year] (“Term Distributions”)~~[Acquiring Fund Term Year]: An investor may remain invested in the Fund to continue to receive monthly distributions through ~~[Target Fund Term Year]~~[Acquiring Fund Term Year]. ~~Because an investor in the Fund is entitled to receive distributions through [Target Fund Term Year] regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in January of [Target Fund Selection Year] from (a) $10.00 per share per year to (b) $7.50 per share per year. The purpose of this change is to reduce distributions to a level estimated to be sustainable for the Fund’s full term through [Target Fund Term Year].~~ See “Distributions” for more information about the Fund’s intended distribution schedule.

2.  Distributions for the investor’s lifetime up to age 100 ~~(“Longevity-Linked Distributions”)~~: It is expected that ~~in [Target Fund Selection Year], members of the Modeled Cohort will be eligible~~ investors will have the option in the year in which they reach age 80 to invest in a ~~corresponding~~ closed-end fund (a “Closed-End Fund”) that is only available to investors born in a specified calendar year (the “Modeled Cohort”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to ~~continue to~~ receive a higher ~~level of monthly distributions than the Term Distributions described above~~ distribution rate than a LifeX Income ETF with a similar end year. To equitably reflect differences in life expectancy, there are expected to be two corresponding Closed-End Funds for the Modeled Cohort: one per gender. Investors should check the distribution rate of any Closed-End Fund prior to investing.

~~The Fund is designed to enable a member of the Modeled Cohort to be able to sell all or a portion of their Fund shares and purchase a similar number of shares of the corresponding Closed-End Fund, although members of the~~ Members of the applicable Modeled Cohort would not be required to sell their Fund shares to purchase Closed-End Fund shares, and members~~. Members~~ of the applicable Modeled Cohort may ~~elect to receive both Term Distributions and Longevity-Linked Distributions by holding~~ choose to invest in a mix of Fund and Closed-End Fund shares.

~~The~~ Each Closed-End Fund and ~~any corresponding Closed-End Funds intend~~ is intended to liquidate in December ~~[Target Fund Term Year]~~ of the year in which its Modeled Cohort turns age 100 and to have distributed substantially all of ~~their~~ its assets by that time, at which point ~~they~~ it will distribute proceeds from the liquidation, if any, to ~~their~~ its shareholders. There will be no further distributions from ~~the Fund or~~ any ~~corresponding~~ Closed-End Fund beyond that year.

In deciding whether to ~~(i)~~ invest in a Closed-End Fund ~~to receive Longevity-Linked Distributions~~ or ~~(ii)~~ remain invested in the Fund ~~to receive Term Distributions~~, an investor ~~in January of [Target Fund Selection Year]~~ should consider the price of each fund at that time, as well as the following information:

	The Fund	~~Longevity-Linked Distributions~~ Closed-End Fund	~~Term Distributions~~

Intended Distributions	$0.8333 per share per month	$0.8333 per share per month	~~$0.6250 per share per month~~

Intended Horizon	Until [Acquiring Fund Term Year]	For the rest of the investor’s life up to age 100	~~Until [Target Fund Term Year]~~

9

Eligibility Requirements	N/A	Investor must be born in the year ~~[Target Fund Modeled Cohort]~~ specified in each Closed-End Fund’s prospectus	~~N/A~~

Liquidity	No Restrictions	No liquidity other than monthly distributions. Shareholders may not sell, redeem or transfer their shares.	~~No restrictions~~

Life Contingency	N/A	Shares will be cancelled for no value upon the death of the shareholder.	~~N/A~~

Distributions. The Fund intends to make a fixed distribution each month equal to $0.8333 per outstanding share of the Fund, for a total of $10.00 per share per year, ~~until January~~ through December of the ~~[Target Fund Selection Year]. Thereafter, the Fund intends to make a fixed distribution each month equal to $0.6250 per outstanding share of the Fund, for a total of $7.50 per share per year, through December [Target Fund Term Year]~~[Acquiring Fund Term Year]. Distributions are expected to consist of a mix of income and principal, and the proportion of each distribution consisting of principal is expected to increase over time.

The following table illustrates the Fund’s intended distributions for an investor who purchases 10,000 shares.

~~Year~~	Total Distributed Per Year	Total Distributed Per Month

~~2025 until January of the [Target Fund Selection Year]~~	$100,000†	$8,333

~~[Target Fund Selection Year] through [Target Fund Term Year]~~	~~$75,000†~~	~~$6,250~~

†  An investor purchasing 10,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than the amount indicated in distributions as a result.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month. See “Principal Investment Risks — Interest Rate Risk” for more information on the distribution rates and “— Term Risk” for information on the Fund’s intended liquidation year.

Further information about the Target Funds’ investment objectives and strategies is contained in the Prospectus and Statement of Additional Information of each Target Fund, which are on file with the SEC.

Investment Policies and Restrictions

The fundamental investment policies of each Target Fund and the Acquiring Fund are the same. The Funds’ fundamental investment policies are set forth in Exhibit B. The fundamental investment policies will not change as a result of the Reorganization. Fundamental investment policies may not be changed without shareholder approval.

10

How do the principal investment risks of the Funds compare?

The Target Funds’ and Acquiring Funds’ principal investment risks are the same.

The following chart identifies the principal risks associated with each Fund. Each of the principal risks appears in Exhibit A.

Principal Risks	Target Funds	Acquiring Funds
Term Risk	X	X
Interest Rate Risk	X	X
U.S. Government Bonds Risk	X	X
Closed-End Fund Availability Risk	X	X
ETF Structure Risks	X	X
Limited Operating History Risk	X	X
Management and Operational Risk	X	X

Who manages the Funds?

Each Fund is a series of the Trust. The Trust is governed by a Board of Trustees, which is responsible for overseeing all business activities of the Funds.

Investment Adviser of the Funds. Stone Ridge Asset Management LLC, the Funds’ investment adviser, is located at One Vanderbilt Avenue, 65th Floor, New York, New York 10017. The Adviser is registered with the SEC as an investment adviser under the 1940 Act. As of June 30, 2025, the Adviser had approximately $27 billion in assets under management or committed to management.

Under the general oversight of the Board of Trustees, the Adviser has been engaged to carry out the investment and reinvestment of the assets of the Funds, furnish continuously an investment program with respect to the Funds, determine which investments should be purchased, sold or exchanged and implement such determinations by causing the Funds to make investments. The Adviser compensates all Trustees and officers of the Funds who are members of the Adviser’s organization and who render investment services to the Funds.

Portfolio Management. The same individuals responsible for the day-to-day portfolio management of the Target Funds will be responsible for the day-to-day portfolio management of the Acquiring Fund.

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao are jointly and primarily responsible for the day-to-day management of each of the Target Funds and the Acquiring Fund. Messrs. Conrad, Song and Stevens and Ms. Zhao have been portfolio managers since each of the Target Fund’s and the Acquiring Fund’s inception. The Statement of Additional Information for the Target Funds dated May 1, 2025, as supplemented (the “Target Funds SAI”) and the Statement of Additional Information for the Acquiring Fund dated July 31, 2025 (the “Acquiring Fund SAI”), provide additional information about the portfolio managers’

11

compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds. For information on how to obtain a copy of the Target Funds SAI and the Acquiring Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”

What are the Funds’ investment management fee rates?

Each of the Target Funds and their corresponding Acquiring Funds have identical investment management fee rates and are party to the same Investment Management Agreement with the Adviser (the “Management Agreement”). Pursuant to the Management Agreement, the Adviser is paid a unified management fee (the “Unified Management Fee”) at the annual rate of 0.25% of each Fund’s average daily total assets less total liabilities. The Unified Management Fee includes fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. In addition to bearing the Unified Management Fee, each Fund (and not the Adviser) bears the following expenses: the Fund’s ordinary and recurring investment expenses, including all fees and expenses directly related to portfolio transactions and positions for such Fund’s account (including brokerage, clearing, and settlement costs), interest charges, custody or other expenses attributable to negative interest rates on investments or cash, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, and taxes; litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Following the Reorganizations, the total annual fund operating expenses of the Acquiring Funds are expected to be the same as those of the applicable Target Funds.

A discussion regarding the considerations of the Board of Trustees for approving the Management Agreement is or will be available in each Fund’s first filing on Form N-CSR, which was for the period ended December 31, 2024 for each Fund except LifeX 2064 Longevity Income ETF and LifeX 2065 Longevity Income ETF and is expected to be for the period ended June 30, 2025 for LifeX 2064 Longevity Income ETF and LifeX 2065 Longevity Income ETF.

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold and sell shares of each Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. The fee tables do not reflect the costs associated with the Reorganization. The expenses of each Acquiring Fund after giving effect to the Reorganization are expected to be the same as the expenses of the Acquiring Fund prior to the Reorganization, as reflected in the tables below.

The Reorganizations are expected to result in the same total annual operating expenses for shareholders of the Target Funds.

Target Fund Shareholders will not pay any brokerage commission, redemption fee, or other transaction fee in connection with the receipt of ETF shares from the Reorganizations.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Reorganization 1

12

	LifeX 2061 Longevity Income ETF	LifeX 2062 Longevity Income ETF	LifeX 2063 Longevity Income ETF	LifeX 2064 Longevity Income ETF	LifeX 2065 Longevity Income ETF

Management Fees(1)	0.25%	0.25%	0.25%	0.25%	0.25%

Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%	0.00%	0.00%

Other Expenses	0.00%(2)	0.00%(3)	0.00%(4)	0.00%	0.00%

Total Annual Fund Operating Expenses	0.25%	0.25%	0.25%	0.25%	0.25%

[1]

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure, the “Unified Management Fee.” Pursuant to the Investment Management Agreement with the Fund, the Adviser is paid a Unified Management Fee at the annual rate of 0.25% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement.

[2]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1961F’s operations to reflect estimated current expenses. LifeX Income Fund 1961F is the predecessor to the Fund.

[3]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1962F’s operations to reflect estimated current expenses. LifeX Income Fund 1962F is the predecessor to the Fund.

[4]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1963F’s operations to reflect estimated current expenses. LifeX Income Fund 1963F is the predecessor to the Fund.

Reorganization 2

	LifeX 2056 Longevity Income ETF	LifeX 2057 Longevity Income ETF	LifeX 2058 Longevity Income ETF	LifeX 2059 Longevity Income ETF	LifeX 2060 Longevity Income ETF

Management Fees(1)	0.25%	0.25%	0.25%	0.25%	0.25%

Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%	0.00%	0.00%

Other Expenses	0.00%(2)	0.00%(3)	0.00%(4)	0.00%(5)	0.00%(6)

Total Annual Fund Operating Expenses	0.25%	0.25%	0.25%	0.25%	0.25%

[1]

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure, the “Unified Management Fee.” Pursuant to the Investment Management Agreement with the Fund, the Adviser is paid a Unified Management Fee at the annual rate of 0.25% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement.

[2]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1956F’s operations to reflect estimated current expenses. LifeX Income Fund 1956F is the predecessor to the Fund.

[3]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1957F’s operations to reflect estimated current expenses. LifeX Income Fund 1957F is the predecessor to the Fund.

[4]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1958F’s operations to reflect estimated current expenses. LifeX Income Fund 1958F is the predecessor to the Fund.

[5]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1959F’s operations to reflect estimated current expenses. LifeX Income Fund 1959F is the predecessor to the Fund.

[6]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1960F’s operations to reflect estimated current expenses. LifeX Income Fund 1960F is the predecessor to the Fund.

Reorganization 3

13

	LifeX 2051 Longevity Income ETF	LifeX 2052 Longevity Income ETF	LifeX 2053 Longevity Income ETF	LifeX 2054 Longevity Income ETF	LifeX 2055 Longevity Income ETF

Management Fees(1)	0.25%	0.25%	0.25%	0.25%	0.25%

Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%	0.00%	0.00%

Other Expenses	0.00%(2)	0.00%(3)	0.00%(4)	0.00%(5)	0.00%(6)

Total Annual Fund Operating Expenses	0.25%	0.25%	0.25%	0.25%	0.25%

[1]

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure, the “Unified Management Fee.” Pursuant to the Investment Management Agreement with the Fund, the Adviser is paid a Unified Management Fee at the annual rate of 0.25% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement.

[2]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1951F’s operations to reflect estimated current expenses. LifeX Income Fund 1951F is the predecessor to the Fund.

[3]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1952F’s operations to reflect estimated current expenses. LifeX Income Fund 1952F is the predecessor to the Fund.

[4]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1953F’s operations to reflect estimated current expenses. LifeX Income Fund 1953F is the predecessor to the Fund.

[5]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1954F’s operations to reflect estimated current expenses. LifeX Income Fund 1954F is the predecessor to the Fund.

[6]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1955F’s operations to reflect estimated current expenses. LifeX Income Fund 1955F is the predecessor to the Fund.

Reorganization 4

	LifeX 2048 Longevity Income ETF	LifeX 2049 Longevity Income ETF	LifeX 2050 Longevity Income ETF

Management Fees(1)	0.25%	0.25%	0.25%

Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%

Other Expenses	0.00%(2)	0.00%(3)	0.00%(4)

Total Annual Fund Operating Expenses	0.25%	0.25%	0.25%

[1]

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure, the “Unified Management Fee.” Pursuant to the Investment Management Agreement with the Fund, the Adviser is paid a Unified Management Fee at the annual rate of 0.25% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement.

[2]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1948F’s operations to reflect estimated current expenses. LifeX Income Fund 1948F is the predecessor to the Fund.

[3]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1949F’s operations to reflect estimated current expenses. LifeX Income Fund 1949F is the predecessor to the Fund.

[4]

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1950F’s operations to reflect estimated current expenses. LifeX Income Fund 1950F is the predecessor to the Fund.

Example

These examples are intended to help you compare the cost of investing in the Target Funds with the cost of investing in the Acquiring Fund, both before and after the Reorganization. The Example assumes that you invest $10,000 in each Fund for the time periods indicated regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and

14

that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Reorganization 1

	1 Year	3 Years
LifeX 2061 Longevity Income ETF	$26	$80
LifeX 2062 Longevity Income ETF	$26	$80
LifeX 2063 Longevity Income ETF	$26	$80
LifeX 2064 Longevity Income ETF	$26	$80
LifeX 2065 Longevity Income ETF	$26	$80

Reorganization 2

	1 Year	3 Years
LifeX 2056 Longevity Income ETF	$26	$80
LifeX 2057 Longevity Income ETF	$26	$80
LifeX 2058 Longevity Income ETF	$26	$80
LifeX 2059 Longevity Income ETF	$26	$80
LifeX 2060 Longevity Income ETF	$26	$80

Reorganization 3

	1 Year	3 Years
LifeX 2051 Longevity Income ETF	$26	$80
LifeX 2052 Longevity Income ETF	$26	$80
LifeX 2053 Longevity Income ETF	$26	$80
LifeX 2054 Longevity Income ETF	$26	$80
LifeX 2055 Longevity Income ETF	$26	$80

Reorganization 4

	1 Year	3 Years
LifeX 2048 Longevity Income ETF	$26	$80
LifeX 2049 Longevity Income ETF	$26	$80
LifeX 2050 Longevity Income ETF	$26	$80

How do the performance records of the Funds compare?

The Acquiring Fund will be the “accounting survivor” after the applicable Reorganization. This means that the Acquiring Fund will retain its historical accounting records and performance following the Reorganization.

Performance information for the Funds is not presented because none of the Funds has completed its first full calendar year of operations as of the date of this Prospectus/Information Statement. Updated

15

performance information will be available at no cost by visiting www.stoneridgefunds.com or by calling (855) 609-3680. Past performance is not an indication of future performance.

How do the Funds’ portfolio turnover rates compare?

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance.

During the fiscal year ended December 31, 2024, the Funds’ portfolio turnover rates were as follows:

Reorganization 1

Target Fund	Portfolio Turnover Rate
LifeX 2061 Longevity Income ETF	454%
LifeX 2062 Longevity Income ETF	458%
LifeX 2063 Longevity Income ETF	491%
LifeX 2064 Longevity Income ETF	N/A1

[1]	The LifeX 2064 Longevity Income ETF had not yet commenced operations as of December 31, 2024

Acquiring Fund	Portfolio Turnover Rate
LifeX 2065 Longevity Income ETF	N/A1

[1]	The LifeX 2065 Longevity Income ETF had not yet commenced operations as of December 31, 2024

Reorganization 2

Target Fund	Portfolio Turnover Rate
LifeX 2056 Longevity Income ETF	502%
LifeX 2057 Longevity Income ETF	501%
LifeX 2058 Longevity Income ETF	482%
LifeX 2059 Longevity Income ETF	461%

Acquiring Fund	Portfolio Turnover Rate
LifeX 2060 Longevity Income ETF	465%

16

Reorganization 3

Target Fund	Portfolio Turnover Rate
LifeX 2051 Longevity Income ETF	529%
LifeX 2052 Longevity Income ETF	509%
LifeX 2053 Longevity Income ETF	523%
LifeX 2054 Longevity Income ETF	529%

Acquiring Fund	Portfolio Turnover Rate
LifeX 2055 Longevity Income ETF	522%

Reorganization 4

Target Fund	Portfolio Turnover Rate
LifeX 2048 Longevity Income ETF	504%
LifeX 2049 Longevity Income ETF	724%

Acquiring Fund	Portfolio Turnover Rate
LifeX 2050 Longevity Income ETF	580%

Where can I find more financial and performance information about the Target Funds?

Attached as Exhibit C are the available financial highlights tables for the Target Funds and the Acquiring Funds. Because LifeX 2064 Longevity Income ETF and LifeX 2065 Longevity Income ETF did not commence investment operations during the fiscal period ended December 31, 2024, their financial highlights are not available at this time.

Additional information is available in the Funds’ Prospectus and Statement of Additional Information dated May 1, 2025, as supplemented and amended to date, and the most recent annual shareholder reports, as applicable. Each Fund’s Prospectus and Statement of Additional Information dated May 1, 2025, as supplemented and amended to date, is incorporated herein by reference and is legally deemed to be part of this combined Prospectus/Information Statement.

The Acquiring Fund’s Statement of Additional Information is provided in Part B to this Prospectus/Information Statement and is legally deemed to be part of this combined Prospectus/Information Statement.

17

Each of these documents has been filed with the SEC and is available, free of charge, by (i) calling toll-free at (855) 609-3680, (ii) accessing the documents at the Funds’ website at www.stoneridgefunds.com, or (iii) writing to the Funds at the address listed above. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

18

COMPARISON OF OTHER KEY FEATURES OF THE FUNDS

What are the purchase, sale and redemption procedures of the Target Funds and Acquiring Funds?

The Target Funds and the Acquiring Funds have the same procedures for purchasing and redeeming shares, which are summarized below.

Each Fund issues or redeems its shares at NAV per share only in a specified number of shares (“Creation Units”) and only to authorized participants (“Authorized Participants”). Most investors will buy and sell shares in secondary market transactions through brokers or other financial intermediaries, and therefore must have an account with them to buy and sell shares. Shares can be bought or sold through your financial intermediary throughout the trading day like shares of any publicly traded issuer. When buying or selling shares through a financial intermediary, you will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. The price at which you buy or sell shares (i.e., the market price) may be more (a premium to) or less (a discount to) than the NAV of the shares. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and median bid-ask spread over the most recent thirty calendar days is available at www.lifexfunds.com. Unless imposed by your financial intermediary, there is no minimum dollar amount you must invest in a Fund and no minimum number of shares you must buy. Each Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. A Fund reserves the right, but does not have the obligation, to reject any purchase at any time. Shares of each Fund are listed and trade on the Cboe.

Prior to trading in the secondary market, shares of each Fund are “created” at their NAV by Authorized Participants that have entered into an agreement with the Distributor (defined below). Shares are available only in block-size Creation Units or multiples thereof. A creation transaction, which is subject to acceptance by the Distributor and a Fund, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of any substituted securities, assets or other positions), if any, that together approximate the holdings of the Fund in exchange for Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions (a “redemption basket”) held by the Fund and an amount of cash (including any portion of such securities for which cash may be substituted). A Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are generally not redeemable by a Fund. Creation and redemption baskets may differ and the Fund may accept “custom baskets.”

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in proper form under the authorized participant agreement and related authorized participant procedures. The NAV per share of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments, cash and other assets, less any liabilities (including accrued expenses or dividends), by the total number of shares outstanding. A Fund’s shares will be valued as of a particular time (the “Valuation Time”) on each day that the New York Stock Exchange (“NYSE”) opens for business. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). In unusual circumstances, the Valuation Time may be at a time other than 4:00 p.m. Eastern time, for example, in the event of an earlier, unscheduled close or halt of trading on the NYSE.

19

Only an Authorized Participant may create or redeem Creation Units with a Fund. Authorized Participants may create or redeem Creation Units for their own accounts or for the accounts of customers, including, without limitation, affiliates of such Fund.

For more information, see the “How to Purchase and Sell Fund Shares” section of the Funds’ Prospectus.

What are the distribution arrangements for the Target Funds and Acquiring Funds?

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor and principal underwriter to the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”) with the Trust, under which the Distributor, on an agency basis, reviews and approves of all purchase and redemption orders of Creation Units of each Fund by Authorized Participants that have executed an Authorized Participant Agreement with the Distributor and the Funds’ transfer agent. The Distribution Agreement is subject to annual approval by the Board.

The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds.

The Adviser or its affiliates may make payments to certain broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) in connection with certain activities or services that may facilitate, directly or indirectly, investment in the Funds. These payments may relate to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary or its representatives, are made by the Adviser or its affiliates from their own resources and not from assets of the Funds. These payments create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for details regarding any such payments it receives from the Adviser or its affiliates.

The Funds have adopted a Distribution and Service Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the 12b-1 Plan, each Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No distribution and service fees are currently paid by the Funds, however, and there are no current plans to impose these fees. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in a Fund because they would be paid on an ongoing basis.

What are other key features of the Funds?

Other Service Providers

The Target Funds and Acquiring Funds have the same other primary service providers which include:

•

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, is the Funds’ transfer agent, administrator, and accounting agent.

•	U.S. Bank NA, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 is the Funds’ custodian.

•	Ernst & Young LLP (“EY”) serves as the Funds’ independent registered public accountant. EY provides audit services and assistance and consultation in connection with the review of SEC

20

filings and certain tax compliance services. EY is located at 700 Nicollet Mall, Suite 500, Minneapolis, Minnesota 55402.

•	Ropes & Gray LLP serves as counsel to the Funds, and is located at 800 Boylston Street, Boston, Massachusetts 02199.

Fiscal Years

The fiscal/tax year end of each Fund is December 31.

Dividends and Distributions

It is each Fund’s policy to make distributions at least annually of all or substantially all of its net investment income and net realized capital gains, if any. Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Distributions received by tax-exempt shareholders generally will not be subject to U.S. federal income tax to the extent permitted under applicable tax law.

Tax Information

A portion of a Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, except with respect to shareholders exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). Shareholders investing through a tax-advantaged arrangement may be taxed upon withdrawals from that arrangement.

A Fund generally does not expect a material portion of its distributions to be taxable as capital gains because of the nature of the Fund’s investment strategy. In addition, a Fund does not expect to recognize capital gains on the distribution of its portfolio securities to Authorized Participants in redemption of the Fund’s shares. However, each Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the Fund’s returns, and should not be confused with the Fund’s “yield” or “income.” A return of capital will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. If a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of a Fund’s distributions is expected to constitute capital gains.

REASONS FOR THE PROPOSED REORGANIZATIONS AND BOARD DELIBERATIONS

The same Board oversees all Funds. Each Reorganization was reviewed and unanimously approved with respect to each Fund at a special meeting of the Board on July 22, 2025 (the “Board Meeting”), with the advice and assistance of independent legal counsel to the Independent Trustees. In connection with the Board Meeting, the Adviser provided background materials, analyses and other information to the Board regarding, among other things, the topics discussed below, and also responded to questions raised by the Board during the meeting. The Adviser recommended that the Board approve each Reorganization because of the operational advantages that a smaller LifeX ETF suite would provide including the higher assets under management and anticipated higher trading volumes (which is expected to result in more liquidity and tighter bid-ask spreads for investors) for each Acquiring Fund post-Reorganization, as well as the tax-free nature of each Reorganization.

The Board received from the Adviser written materials containing relevant information about each Acquiring Fund and each proposed Reorganization. The Board reviewed detailed information about: (1) the investment objectives, strategies and policies of the Funds; (2) the portfolio management and other

21

service providers of the Funds; (3) the comparability of the investment objectives, policies, restrictions and investments of the Funds; (4) the current expense ratios of each Fund and the anticipated post-Reorganization expense ratio of each Acquiring Fund; (5) the costs of each Reorganization; (6) operational considerations in conjunction with effecting each Reorganization; (7) the U.S. federal income tax consequences of each Reorganization to the applicable Funds’ shareholders; and (8) the general characteristics of the Funds.

The Board considered the potential benefits, risks and costs of each Reorganization to shareholders of the Funds. In its deliberations, the Board took into account information provided to it by the Adviser and the recommendations of the Independent Trustees. In approving each Reorganization, the Board considered numerous factors, including, but not limited to, those described below:

Management of the Acquiring Funds. The Board considered that the Acquiring Funds will have the same investment objectives and substantially similar principal investment strategies as the Target Funds.

Risks. The Board considered that the Acquiring Funds will have the same principal investment risks as the Target Funds.

Costs of the Reorganizations. The Board considered that the Adviser will bear all of the expenses relating to each Reorganization, including legal, printing and mailing expenses. The Board further considered that there are expected to be minimal costs of restructuring the Funds’ portfolios, such as brokerage commissions or other transaction costs, which will be borne by the Fund directly incurring them.

Same Portfolio Management Team. The Board considered that the same individuals responsible for the day-to-day portfolio management of the Target Funds will be responsible for the day-to-day portfolio management of the Acquiring Funds following the closing of the Reorganization.

Tax-Free Nature. The Board considered that each Reorganization is anticipated to be treated as a tax-free reorganization for U.S. federal income tax purposes. Accordingly, it is expected that, very generally: (i) shareholders of each Target Fund will recognize no gains or losses on exchanging their Target Fund shares for corresponding Acquiring Fund Shares, (ii) each Target Fund will recognize no gains or losses on the transfer of all of its assets to the corresponding Acquiring Fund and the Acquiring Fund’s assumption of all of the liabilities of the Target Fund, subject to limited exceptions in respect of certain types of assets, (iii) each Acquiring Fund will recognize no gains or loss on receipt of all of the assets of the corresponding Target Funds and the Acquiring Fund’s assumption of all of the liabilities of the corresponding Target Funds, (iv) each Target Fund shareholder will acquire the corresponding Target Fund’s shares with the same tax basis and tax holding periods that such shareholder had in their Target Fund shares immediately prior to the Reorganization, provided certain requirements are met, and (v) each Acquiring Fund will acquire the corresponding Target Funds’ assets with the same tax basis and tax holding periods such assets had in the Target Funds’ hands immediately prior to the Reorganization, in each case adjusted with respect to any assets for which gain or loss is recognized as a result of the Reorganization.

Ability to Retain Performance Track Record. The Board considered that, following each Reorganization, each Acquiring Fund would be the accounting survivor and would retain its performance history.

Based upon their evaluation of the relevant information presented to them, including the information and considerations described above but without identifying any single factor as all-important or controlling, and in light of their fiduciary duties under U.S. federal and state law, the Board, including all of the Independent Trustees, concluded that participation by each Fund in its Reorganization is in the best interests of the Fund, and that no dilution of value would result to the shareholders of each Fund from the Reorganization. The Board unanimously approved each Reorganization at the Board Meeting.

22

INFORMATION ABOUT THE REORGANIZATIONS

This is only a summary of the Plan. You should read the Plan for more complete information about the Reorganization. The Plan has been filed as an exhibit to each Acquiring Fund’s Registration Statement on Form N-14 of which this Prospectus/Information Statement is a part.

How will the Reorganizations be carried out?

The Plan provides for the reorganization of each Target Fund with and into the corresponding Acquiring Fund, pursuant to which each Target Fund would (i) transfer all of its assets to the corresponding Acquiring Fund in exchange solely for newly issued shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the liabilities of the Target Fund and (ii) immediately distribute such newly issued shares of the Acquiring Fund to the Target Fund shareholders. As a result, all of the assets of the Target Fund will be transferred to the corresponding Acquiring Fund and the Acquiring Fund will assume all of the liabilities of the corresponding Target Fund. Shareholders of the Target Fund will receive a number of shares from the corresponding Acquiring Fund equal in value to the aggregate net asset value of the Target Fund shares held immediately prior to the Reorganization.

Until the Closing, shareholders of the Target Funds will continue to be able to sell their shares at the market price on the Cboe. After the Reorganizations, all of the issued and outstanding shares of each Target Fund will be canceled on the books of the Target Fund and the transfer books of the Target Fund will be permanently closed. If the Reorganizations are completed, shareholders will be free to sell the shares of the Acquiring Fund that they receive in the transaction at the market price on the Cboe. Shareholders of a Target Fund may wish to consult their tax advisors as to any different consequences of selling their shares prior to the Reorganization or exchanging such shares for shares of the Acquiring Fund in the Reorganization.

Whether or not the Reorganizations are consummated, the Adviser will bear the costs and expenses incurred in connection with the Reorganizations provided, however, that the costs of restructuring the Funds’ portfolios, including, but not limited to, brokerage commissions and other transaction costs, will be borne by the Fund directly incurring them.

Each Target Fund and each Acquiring Fund may, by mutual consent of the Board on behalf of each such Fund, terminate the Plan with respect to that particular Target Fund and Acquiring Fund, and each of the Target Funds or the Acquiring Funds, after consultation with counsel and by consent of the Board or an officer authorized by the Board, may waive any condition to its obligations under the Plan. If the transactions contemplated by the Plan have not been substantially completed by the first anniversary of the Plan, the Plan will automatically terminate on that date unless a later date is agreed to by a Target Fund and the corresponding Acquiring Fund.

The obligations under the Plan are subject to various conditions, including that the Acquiring Funds shall have received a tax opinion described further below, that each Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and generally is not expected to result in the recognition of gain or loss for U.S. federal income tax purposes for the Target Funds, the Acquiring Funds or the Target Funds’ shareholders.

No Reorganization is contingent upon the consummation of the other Reorganizations. If one or more Reorganizations are not consummated, the applicable Target Funds will continue as separate Funds, and the Board of each such Fund will consider such alternatives as it determines to be in the best interests of the Fund’s shareholders.

23

Who will pay the expenses of the Reorganizations?

The Adviser will bear all of the expenses relating to each Reorganization. The Adviser will bear the other costs of each Reorganization whether or not the Reorganization is consummated.

What are the capitalizations of the Funds and what might the Acquiring Funds’ capitalizations be after the Reorganizations?

The following table shows the unaudited capitalization of each Fund as of June 30, 2025, and the post-Reorganization pro forma capitalization of each Acquiring Fund as if the Reorganization had occurred the same date. The following is for informational purposes only. No assurances can be given as to how many shares of an Acquiring Fund will be received by the shareholders of the corresponding Target Funds on the date the Reorganizations take place, and the foregoing should not be relied upon to reflect the number of shares of an Acquiring Fund that actually will be received on or after such date.

Reorganization 1

	LifeX 2064 Longevity Income ETF (Target Fund)	LifeX 2063 Longevity Income ETF (Target Fund)	LifeX 2062 Longevity Income ETF (Target Fund)	LifeX 2061 Longevity Income ETF (Target Fund)	LifeX 2065 Longevity Income ETF (Acquiring Fund)	Pro Forma Adjustment	Pro Forma – LifeX 2065 Longevity Income ETF (Acquiring Fund) after Reorganization (estimated)

Net assets ($)	$703,245	$1,039,886	$1,023,299	$3,021,708	$712,987	-	$6,501,124

Total shares outstanding	3,997	5,997	5,996	17,998	3,998	-	36,454

Net asset value per share ($)	$175.94	$173.40	$170.66	$167.89	$178.34	-	$178.34

Reorganization 2

	LifeX 2059 Longevity Income ETF (Target Fund)	LifeX 2058 Longevity Income ETF (Target Fund)	LifeX 2057 Longevity Income ETF (Target Fund)	LifeX 2056 Longevity Income ETF (Target Fund)	LifeX 2060 Longevity Income ETF (Acquiring Fund)	Pro Forma Adjustment	Pro Forma – LifeX 2060 Longevity Income ETF (Acquiring Fund) after Reorganization (estimated)

Net assets ($)	$1,132,055	$3,012,328	$1,241,746	$3,037,138	$2,968,024	-	$11,391,291

Total shares outstanding	6,998	18,997	7,998	19,997	17,997	-	69,073

Net asset value per share ($)	$161.77	$158.57	$155.26	$151.88	$164.92	-	$164.92

24

Reorganization 3

	LifeX 2054 Longevity Income ETF (Target Fund)	LifeX 2053 Longevity Income ETF (Target Fund)	LifeX 2052 Longevity Income ETF (Target Fund)	LifeX 2051 Longevity Income ETF (Target Fund)	LifeX 2055 Longevity Income ETF (Acquiring Fund)	Pro Forma Adjustment	Pro Forma – LifeX 2055 Longevity Income ETF (Acquiring Fund) after Reorganization (estimated)

Net assets ($)	$722,674	$1,970,096	$956,520	$1,324,372	$1,185,888	-	$6,159,550

Total shares outstanding	4,998	13,997	6,997	9,997	7,997	-	41,537

Net asset value per share ($)	$144.59	$140.75	$136.70	$132.48	$148.29	-	$148.29

Reorganization 4

	LifeX 2049 Longevity Income ETF (Target Fund)	LifeX 2048 Longevity Income ETF (Target Fund)	LifeX 2050 Longevity Income ETF (Acquiring Fund)	Pro Forma Adjustment	Pro Forma – LifeX 2050 Longevity Income ETF (Acquiring Fund) after Reorganization (estimated)

Net assets ($)	$1,481,448	$1,198,542	$1,280,272	-	$3,960,262

Total shares outstanding	11,997	10,095	9,995	-	30,918

Net asset value per share ($)	$123.48	$118.73	$128.09	-	$128.09

U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (the “IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the U.S. federal, state and local, and non-U.S. tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

As a condition to closing of each Reorganization, the Trust, on behalf of the Target Funds, and the Trust, on behalf of the Acquiring Funds, will receive an opinion of Ropes & Gray LLP to the effect that for U.S. federal income tax purposes, with respect to each Reorganization:

•

The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Target Funds and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

25

•

No gain or loss will be recognized by a Target Fund upon the transfer of all of its assets to the corresponding Acquiring Fund solely in exchange for shares of such Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, or upon the distribution of the shares of such Acquiring Fund to the Target Fund’s shareholders, except for (A) any gain or loss that may be recognized on “section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Target Fund, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized by reason of the Reorganization (1) as a result of the closing of the tax year of the Target Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction;

•

The tax basis in the hands of the Acquiring Fund of each asset transferred from a corresponding Target Fund to such Acquiring Fund in the Reorganization will be the same as the tax basis of such asset in the hands of the corresponding Target Fund immediately prior to the transfer thereof, increased by any gain or decreased by any loss required to be recognized as described above;

•

The holding period in the hands of the Acquiring Fund of each asset transferred from a corresponding Target Fund to such Acquiring Fund in the Reorganization, other than an asset with respect to which gain or loss is required to be recognized as described above, will include the applicable Target Fund’s holding period for such asset;

•

No gain or loss will be recognized by the Acquiring Fund upon its receipt of all of the assets of a corresponding Target Fund solely in exchange for shares of such Acquiring Fund and the assumption by such Acquiring Fund of all of the liabilities of the applicable Target Fund as part of the Reorganization;

•

No gain or loss will be recognized by the shareholders of a Target Fund upon the exchange of their shares of the Target Fund for shares of the corresponding Acquiring Fund as part of the Reorganization;

•

The aggregate tax basis of the shares of the corresponding Acquiring Fund each Target Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor;

•

Each Target Fund shareholder’s holding period for the shares of the corresponding Acquiring Fund received in the Reorganization will include such Target Fund shareholder’s holding period for the shares of such Target Fund exchanged therefor, provided that such Target Fund shareholder held such shares of such Target Fund as capital assets on the date of the exchange; and

•

The Acquiring Fund will succeed to and take into account the items of the corresponding Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the U.S. Treasury Regulations thereunder.

The opinion will be based on the Plan, certain factual certifications made by officers of the Trust, and such other items as Ropes & Gray LLP deems necessary to render the opinion and will also be based on customary assumptions.

None of the Funds have requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary

26

position. A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Reorganizations. See “INFORMATION ABOUT THE FUNDS.”

Assuming each Reorganization qualifies as a tax-free reorganization, as expected, each of the Acquiring Funds will succeed to the tax attributes of the corresponding Target Fund upon the closing of each Reorganization, including any capital loss carryovers that could have been used by the applicable Target Fund to offset its future realized capital gains, if any, for U.S. federal income tax purposes. The Reorganizations are not expected to independently result in limitations on any Acquiring Fund’s ability to use any capital loss carryforwards, if any, of the corresponding Target Fund. However, the capital loss carryforwards may subsequently become subject to an annual limitation as a result of sales of Acquiring Fund shares or other reorganization transactions in which an Acquiring Fund might engage post-Reorganization. If, as expected, the Reorganizations are tax-free, the Acquiring Funds will “inherit” (succeed to) the tax attributes of the Target Funds, including each Target Fund’s cost basis in its assets, its unrealized gains and losses and its capital loss carryforwards, although such capital loss carryforwards may be subject to limitation.

Although each Reorganization is expected to be a tax-free reorganization for federal income tax purposes, there will nonetheless be tax implications. Portfolio assets of each Target Fund may be sold in connection with the Reorganizations. The actual tax impact of any such sales will depend on the difference between the price at which the portfolio assets are sold and a Target Fund’s tax basis in the assets. Any net capital gains recognized in these sales will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net-realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale. These distributions will be taxable to shareholders.

Prior to the Reorganizations, each Target Fund will declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on the disposition of portfolio securities in connection with each Target Fund’s Reorganization, effected prior to such Reorganization. These distributions will be taxable to shareholders.

State and Local and Non-U.S. Tax Considerations. Shareholders should consult their tax advisors about potential state and local and non-U.S. tax considerations as a result of a Reorganization.

INFORMATION ABOUT THE FUNDS

Information about each Fund is included in the Fund’s Prospectus. The Prospectus of each Fund is incorporated by reference into and is considered a part of this Prospectus/Information Statement. Additional information about each Fund is included in its Statement of Additional Information. The SAI relating to this Prospectus/Information Statement is also considered part of this Prospectus/Information Statement and is incorporated by reference into this Prospectus/Information Statement. Information about the Funds (other than the LifeX 2064 Longevity Income ETF and the LifeX 2065 Longevity Income ETF) is also included in the applicable Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2024. The LifeX 2064 Longevity Income ETF and the LifeX 2065 Longevity Income ETF had not yet commenced investment operations as of December 31, 2024.

You may request a free copy of each Fund’s Prospectus and SAI, and the Funds’ Annual Report to Shareholders or Semi-Annual Report to Shareholders, once available, the SAI relating to this Prospectus/Information Statement, and other information by calling (855) 609-3680 or by writing to a Fund at One Vanderbilt Avenue, 65th Floor, New York, New York 10017.

27

The Trust, on behalf of the Funds, files Information materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be viewed on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

PRINCIPAL HOLDERS OF SHARES

As of June 30, 2025, the officers and directors of the Trust, as a group, owned of record and beneficially the following percentage of outstanding shares of each Fund:

Fund	Percentage of Outstanding Shares Held by Officers and Directors of the Trust, as a Group

LifeX 2048 Longevity Income ETF	28%

LifeX 2049 Longevity Income ETF	23%

LifeX 2050 Longevity Income ETF	29%

LifeX 2051 Longevity Income ETF	31%

LifeX 2052 Longevity Income ETF	34%

LifeX 2053 Longevity Income ETF	20%

LifeX 2054 Longevity Income ETF	44%

LifeX 2055 Longevity Income ETF	34%

LifeX 2056 Longevity Income ETF	91%

LifeX 2057 Longevity Income ETF	23%

LifeX 2058 Longevity Income ETF	92%

LifeX 2059 Longevity Income ETF	29%

LifeX 2060 Longevity Income ETF	92%

LifeX 2061 Longevity Income ETF	91%

LifeX 2062 Longevity Income ETF	33%

LifeX 2063 Longevity Income ETF	28%

LifeX 2064 Longevity Income ETF	50%

LifeX 2065 Longevity Income ETF	50%

From time to time, the number of Fund shares held in “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of the Funds, no other persons owned (beneficially or of record) 5% or more of the outstanding shares of the Funds as of June 30, 2025, except as listed in Exhibit D to this Prospectus/Information Statement.

28

EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT

Exhibit

A. Summary of Principal Risks
B. Fundamental Investment Restrictions
C. Financial Highlights
D. Principal Holders of Securities of the Funds

29

EXHIBIT A

SUMMARY OF PRINCIPAL RISKS

Term Risk. (All Funds) Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in a designated year and distribute any proceeds to its shareholders. There will be no further distributions from the Fund beyond that year. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term. Investors should consider the price of the Fund’s shares and the remaining term of the Fund at the time of their purchase when determining whether the Fund is appropriate for their financial planning needs.

Interest Rate Risk. (All Funds) The Fund’s planned distributions are not intended to change (other than the planned reduction beginning in the applicable Selection Year with respect to the Target Funds). If interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease. Similarly, if inflation is higher than expected, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to the cost of relevant goods and services. In addition, the Fund’s longer-maturity investments face the risk that interest rates will rise, decreasing their market value, while the Fund’s shorter-maturity investments, including those held through money market funds, face the risk that interest rates will fall and reduce the available yield at which their principal can be reinvested upon maturity.

U.S. Government Bonds Risk. (All Funds) Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. (All Funds) Members of the Modeled Cohort are expected to be able to receive Longevity-Linked Distributions by investing in a corresponding Closed-End Fund offered to members of the Modeled Cohort at age 80. However, the Closed-End Funds may not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes there may not be a sufficiently diverse investor base, which is expected to be at least 100 shareholders. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. Shares of the Funds may continue to be held by a shareholder’s beneficiary or may be sold at the then-current market price. However, a beneficiary of a Fund shareholder will not be eligible to invest in a corresponding Closed-End Fund unless the beneficiary is a member of the Modeled Cohort. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds.

ETF Structure Risks. (All Funds) The Fund is structured as an ETF and is subject to risks related to exchange trading, including:

•

The Fund’s shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

30

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Limited Operating History Risk. (All Funds) The Fund is a series of an open-end management investment company and has a limited history of operations. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Management and Operational Risk. (All Funds) The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s management techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser.

In making decisions for the Fund, the Adviser uses quantitative models to select U.S. Government Bonds and other securities in which the Fund invests. Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of the investment process could affect the Fund’s performance. The Adviser has not provided and will not provide any guarantee or assurance to the Fund that these quantitative analyses or models will accurately reflect the Fund’s performance.

The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.

31

EXHIBIT B

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of such Fund’s outstanding voting securities. Under the 1940 Act, a “majority” vote is defined as the vote of the holders of the lesser of: (a) 67% or more of the shares of a Fund present at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Under these restrictions, each Fund:

(1) may issue senior securities to the extent permitted by applicable law;

(2) may borrow money to the extent permitted by applicable law;

(3) may not underwrite securities;

(4) may not purchase, sell or hold real estate;

(5) may not make loans;

(6) may not purchase and sell commodities, except that each Fund may purchase and sell futures contracts and options and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; and

(7) may not invest 25% or more of its total assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Where applicable, the foregoing investment restrictions shall be interpreted based on the applicable rules, regulations and pronouncements of the SEC and its staff.

32

EXHIBIT C

FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand the financial performance of each Fund (other than the LifeX 2064 Longevity Income ETF and the LifeX 2065 Longevity Income ETF) for the periods listed below. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from the financial statements audited by Ernst & Young LLP, the Funds’ independent registered public accounting firm. Ernst & Young LLP’s report, along with each Fund’s financial statements, are incorporated by reference into each Funds’ SAI.

Because each of the LifeX 2064 Longevity Income ETF and LifeX 2065 Longevity Income ETF did not commence investment operations during the fiscal period ended December 31, 2024, no financial highlights are available at this time.

33

FINANCIAL HIGHLIGHTS

LIFEX 2048 LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(h)

PER SHARE DATA:
Net asset value, beginning of period	$133.30

INVESTMENT OPERATIONS: Net investment income(b)	4.35
Net realized and unrealized loss on investments(c)	(6.49)

Total from investment operations	(2.14)

LESS DISTRIBUTIONS FROM:
Net investment income	(4.91)
Return of capital distributions	(5.16)

Total distributions	(10.07)

ETF transaction fees per share	0.00(d)

Net asset value, end of period	$121.09

Total return(e)	–1.76%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,098
Ratio of expenses to average net assets(f)	0.70%
Ratio of net investment income to average net assets(f)	3.50%
Portfolio turnover rate(e)(g)	504%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

34

FINANCIAL HIGHLIGHTS

LIFEX 2049 LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(h)

PER SHARE DATA:
Net asset value, beginning of period	$139.20

INVESTMENT OPERATIONS: Net investment income(b)	4.67
Net realized and unrealized loss on investments(c)	(7.14)

Total from investment operations	(2.47)

LESS DISTRIBUTIONS FROM:
Net investment income	(5.45)
Return of capital distributions	(5.12)

Total distributions	(10.57)

ETF transaction fees per share	0.00(d)

Net asset value, end of period	$126.16

Total return(e)	–2.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,037
Ratio of expenses to average net assets(f)	0.68%
Ratio of net investment income to average net assets(f)	3.60%
Portfolio turnover rate(e)(g)	724%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

35

FINANCIAL HIGHLIGHTS

LIFEX 2050 LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$145.00

INVESTMENT OPERATIONS: Net investment income(b)	4.84
Net realized and unrealized loss on investments(c)	(7.44)

Total from investment operations	(2.60)

LESS DISTRIBUTIONS FROM:
Net investment income	(6.05)
Return of capital distributions	(5.12)

Total distributions	(11.17)

ETF transaction fees per share	0.00(d)

Net asset value, end of period	$131.23

Total return(e)	–2.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,543
Ratio of expenses to average net assets(f)	0.73%
Ratio of net investment income to average net assets(f)	3.57%
Portfolio turnover rate(e)(g)	580%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

36

FINANCIAL HIGHLIGHTS

LIFEX 2051 LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(h)

PER SHARE DATA:
Net asset value, beginning of period	$150.50

INVESTMENT OPERATIONS: Net investment income(b)	4.91
Net realized and unrealized loss on investments(c)	(7.94)

Total from investment operations	(3.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(6.48)
Return of capital distributions	(5.19)

Total distributions	(11.67)

ETF transaction fees per share	0.00(d)

Net asset value, end of period	$135.80

Total return(e)	–2.29%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,802
Ratio of expenses to average net assets(f)	0.72%
Ratio of net investment income to average net assets(f)	3.50%
Portfolio turnover rate(e)(g)	529%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

37

FINANCIAL HIGHLIGHTS

LIFEX 2052 LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$155.90

INVESTMENT OPERATIONS: Net investment income(b)	5.10
Net realized and unrealized loss on investments(c)	(8.24)

Total from investment operations	(3.14)

LESS DISTRIBUTIONS FROM:
Net investment income	(7.14)
Return of capital distributions	(5.23)

Total distributions	(12.37)

ETF transaction fees per share	0.00(d)

Net asset value, end of period	$140.39

Total return(e)	–2.31%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,212
Ratio of expenses to average net assets(f)	0.71%
Ratio of net investment income to average net assets(f)	3.52%
Portfolio turnover rate(e)(g)	509%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

38

FINANCIAL HIGHLIGHTS

LIFEX 2053 LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(h)

PER SHARE DATA:
Net asset value, beginning of period	$161.10

INVESTMENT OPERATIONS:
Net investment income(b)	5.25
Net realized and unrealized loss on investments(c)	(8.73)

Total from investment operations	(3.48)

LESS DISTRIBUTIONS FROM:
Net investment income	(7.45)
Return of capital distributions	(5.52)

Total distributions	(12.97)

ETF transaction fees per share	0.00(d)

Net asset value, end of period	$144.65

Total return(e)	–2.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,182
Ratio of expenses to average net assets(f)	0.74%
Ratio of net investment income to average net assets(f)	3.49%
Portfolio turnover rate(e)(g)	523%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

39

FINANCIAL HIGHLIGHTS

LIFEX 2054 LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(h)

PER SHARE DATA:
Net asset value, beginning of period	$166.20

INVESTMENT OPERATIONS:
Net investment income(b)	5.43
Net realized and unrealized loss on investments(c)	(9.55)

Total from investment operations	(4.12)

LESS DISTRIBUTIONS FROM:
Net investment income	(7.84)
Return of capital distributions	(5.73)

Total distributions	(13.57)

ETF transaction fees per share	0.00(d)

Net asset value, end of period	$148.51

Total return(e)	–2.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,564
Ratio of expenses to average net assets(f)	0.73%
Ratio of net investment income to average net assets(f)	3.52%
Portfolio turnover rate(e)(g)	529%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

40

FINANCIAL HIGHLIGHTS

LIFEX 2055 LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(h)

PER SHARE DATA:
Net asset value, beginning of period	$171.00

INVESTMENT OPERATIONS:
Net investment income(b)	5.59
Net realized and unrealized loss on investments(c)	(9.86)

Total from investment operations	(4.27)

LESS DISTRIBUTIONS FROM:
Net investment income	(8.58)
Return of capital distributions	(5.69)

Total distributions	(14.27)

ETF transaction fees per share	0.00(d)

Net asset value, end of period	$152.46

Total return(e)	–2.91%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,049
Ratio of expenses to average net assets(f)	0.74%
Ratio of net investment income to average net assets(f)	3.51%
Portfolio turnover rate(e)(g)	522%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

41

FINANCIAL HIGHLIGHTS

LIFEX 2056 LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(h)

PER SHARE DATA:
Net asset value, beginning of period	$175.80

INVESTMENT OPERATIONS:
Net investment income(b)	5.75
Net realized and unrealized loss on investments(c)	(10.34)

Total from investment operations	(4.59)

LESS DISTRIBUTIONS FROM:
Net investment income	(9.21)
Return of capital distributions	(5.76)

Total distributions	(14.97)

ETF transaction fees per share	0.00(d)

Net asset value, end of period	$156.24

Total return(e)	–3.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,125
Ratio of expenses to average net assets(f)	0.74%
Ratio of net investment income to average net assets(f)	3.53%
Portfolio turnover rate(e)(g)	502%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

42

FINANCIAL HIGHLIGHTS

LIFEX 2057 LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(h)

PER SHARE DATA:
Net asset value, beginning of period	$180.50

INVESTMENT OPERATIONS:
Net investment income(b)	5.92
Net realized and unrealized loss on investments(c)	(10.76)

Total from investment operations	(4.84)

LESS DISTRIBUTIONS FROM:
Net investment income	(9.89)
Return of capital distributions	(5.88)

Total distributions	(15.77)

ETF transaction fees per share	0.00(d)

Net asset value, end of period	$159.89

Total return(e)	–3.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,198
Ratio of expenses to average net assets(f)	0.74%
Ratio of net investment income to average net assets(f)	3.54%
Portfolio turnover rate(e)(g)	501%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

43

FINANCIAL HIGHLIGHTS

LIFEX 2058 LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(h)

PER SHARE DATA:
Net asset value, beginning of period	$185.20

INVESTMENT OPERATIONS:
Net investment income(b)	6.07
Net realized and unrealized loss on investments(c)	(11.53)

Total from investment operations	(5.46)

LESS DISTRIBUTIONS FROM:
Net investment income	(10.56)
Return of capital distributions	(6.01)

Total distributions	(16.57)

ETF transaction fees per share	0.00(d)

Net asset value, end of period	$163.17

Total return(e)	–3.44%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,100
Ratio of expenses to average net assets(f)	0.74%
Ratio of net investment income to average net assets(f)	3.55%
Portfolio turnover rate(e)(g)	482%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

44

FINANCIAL HIGHLIGHTS

LIFEX 2059 LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(h)

PER SHARE DATA:
Net asset value, beginning of period	$189.90

INVESTMENT OPERATIONS:
Net investment income(b)	6.24
Net realized and unrealized loss on investments(c)	(12.07)

Total from investment operations	(5.83)

LESS DISTRIBUTIONS FROM:
Net investment income	(10.87)
Return of capital distributions	(6.89)

Total distributions	(17.76)

ETF transaction fees per share	0.00(d)

Net asset value, end of period	$166.31

Total return(e)	–3.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,659
Ratio of expenses to average net assets(f)	0.72%
Ratio of net investment income to average net assets(f)	3.57%
Portfolio turnover rate(e)(g)	461%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

45

FINANCIAL HIGHLIGHTS

LIFEX 2060 LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(h)

PER SHARE DATA:
Net asset value, beginning of period	$194.70

INVESTMENT OPERATIONS:
Net investment income(b)	6.38
Net realized and unrealized loss on investments(c)	(12.60)

Total from investment operations	(6.22)

LESS DISTRIBUTIONS FROM:
Net investment income	(12.16)
Return of capital distributions	(6.41)

Total distributions	(18.57)

ETF transaction fees per share	0.00(d)

Net asset value, end of period	$169.91

Total return(e)	–3.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,058
Ratio of expenses to average net assets(f)	0.74%
Ratio of net investment income to average net assets(f)	3.56%
Portfolio turnover rate(e)(g)	465%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

46

FINANCIAL HIGHLIGHTS

LIFEX 2061 LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(h)

PER SHARE DATA:
Net asset value, beginning of period	$199.40

INVESTMENT OPERATIONS:
Net investment income(b)	6.54
Net realized and unrealized loss on investments(c)	(12.82)

Total from investment operations	(6.28)

LESS DISTRIBUTIONS FROM:
Net investment income	(13.15)
Return of capital distributions	(6.72)

Total distributions	(19.87)

ETF transaction fees per share	0.00(d)

Net asset value, end of period	$173.25

Total return(e)	–3.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,118
Ratio of expenses to average net assets(f)	0.74%
Ratio of net investment income to average net assets(f)	3.57%
Portfolio turnover rate(e)(g)	454%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

47

FINANCIAL HIGHLIGHTS

LIFEX 2062 LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(h)

PER SHARE DATA:
Net asset value, beginning of period	$204.20

INVESTMENT OPERATIONS:
Net investment income(b)	6.68
Net realized and unrealized loss on investments(c)	(13.40)

Total from investment operations	(6.72)

LESS DISTRIBUTIONS FROM:
Net investment income	(14.14)
Return of capital distributions	(7.13)

Total distributions	(21.27)

ETF transaction fees per share	0.00(d)

Net asset value, end of period	$176.21

Total return(e)	–3.99%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,995
Ratio of expenses to average net assets(f)	0.74%
Ratio of net investment income to average net assets(f)	3.58%
Portfolio turnover rate(e)(g)	458%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

48

FINANCIAL HIGHLIGHTS

LIFEX 2063 LONGEVITY INCOME ETF

Period Ended December 31, 2024(a)(h)

PER SHARE DATA:
Net asset value, beginning of period	$209.00

INVESTMENT OPERATIONS:
Net investment income(b)	6.91
Net realized and unrealized loss on investments(c)	(14.09)

Total from investment operations	(7.18)

LESS DISTRIBUTIONS FROM:
Net investment income	(15.48)
Return of capital distributions	(7.19)

Total distributions	(22.67)

ETF transaction fees per share	0.00(d)

Net asset value, end of period	$179.15

Total return(e)	–4.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,583
Ratio of expenses to average net assets(f)	0.73%
Ratio of net investment income to average net assets(f)	3.64%
Portfolio turnover rate(e)(g)	491%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

49

EXHIBIT D

PRINCIPAL HOLDERS OF SECURITIES

Listed below are the names, addresses and percent ownership of each person who, as of June 30, 2025, to the best knowledge of the Trust, owned 5% or more of the outstanding shares of a Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Fund Name	Shareholder Name and Address	Percentage of Fund (%)	Jurisdiction	Type of Ownership
LifeX 2048 Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	38.76	DE	Record
LifeX 2048 Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	27.74	DE	Record
LifeX 2048 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	27.74	DE	Beneficial
LifeX 2048 Longevity Income ETF	Charles Schwab & Co 211 Main St San Francisco, CA 94105	25.31	DE	Record
LifeX 2049 Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	57.78	DE	Record
LifeX 2049 Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	23.34	DE	Record
LifeX 2049 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	23.34	DE	Beneficial
LifeX 2049 Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	18.64	DE	Record
LifeX 2050 Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	64.71	DE	Record
LifeX 2050 Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	29.01	DE	Record
LifeX 2050 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	29.01	DE	Beneficial
LifeX 2051 Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	40.39	DE	Record
LifeX 2051 Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	31.01	DE	Record
LifeX 2051 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	31.01	DE	Beneficial

50

LifeX 2051 Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	28.03	DE	Record
LifeX 2052 Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	49.91	DE	Record
LifeX 2052 Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	34.30	DE	Record
LifeX 2052 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	34.30	DE	Beneficial
LifeX 2052 Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	14.18	DE	Record
LifeX 2053 Longevity Income ETF	National Financial Services, LLC 499 Washington Blvd 4th Floor Jersey City, NJ 07310	70.98	DE	Record
LifeX 2053 Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	20.00	DE	Record
LifeX 2053 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	20.00	DE	Beneficial
LifeX 2054 Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	44.22	DE	Record
LifeX 2054 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	44.22	DE	Beneficial
LifeX 2054 Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	23.07	DE	Record
LifeX 2054 Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	20.21	DE	Record
LifeX 2054 Longevity Income ETF	Wells Fargo Securities, LLC 375 Park Avenue New York, NY 10152	11.78	DE	Record
LifeX 2055 Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	38.56	DE	Record
LifeX 2055 Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	33.76	DE	Record
LifeX 2055 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	33.76	DE	Beneficial
LifeX 2055 Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	22.43	DE	Record
LifeX 2056 Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	91.01	DE	Record

51

LifeX 2056 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	91.01	DE	Beneficial
LifeX 2056 Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	5.62	DE	Record
LifeX 2057 Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	38.35	DE	Record
LifeX 2057 Longevity Income ETF	Charles Schwab & Co 211 Main St San Francisco, CA 94105	30.97	DE	Record
LifeX 2057 Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	22.51	DE	Record
LifeX 2057 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	22.51	DE	Beneficial
LifeX 2057 Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	7.98	DE	Record
LifeX 2058 Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	91.59	DE	Record
LifeX 2058 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	91.59	DE	Beneficial
LifeX 2058 Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	7.23	DE	Record
LifeX 2059 Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	49.24	DE	Record
LifeX 2059 Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	28.58	DE	Record
LifeX 2059 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	28.58	DE	Beneficial
LifeX 2059 Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	21.82	DE	Record
LifeX 2060 Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	92.24	DE	Record
LifeX 2060 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	92.24	DE	Beneficial
LifeX 2060 Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	6.80	DE	Record
LifeX 2061 Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	90.57	DE	Record

52

LifeX 2061 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	90.57	DE	Beneficial
LifeX 2061 Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	8.00	DE	Record
LifeX 2062 Longevity Income ETF	Apex Clearing Corporation One Dallas Center 350 N. St. Paul, Suite 1300 Dallas, TX 75201	38.21	NY	Record
LifeX 2062 Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	33.36	DE	Record
LifeX 2062 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	33.36	DE	Beneficial
LifeX 2062 Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	17.55	DE	Record
LifeX 2062 Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	5.64	DE	Record
LifeX 2063 Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	36.27	DE	Record
LifeX 2063 Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	33.92	DE	Record
LifeX 2063 Longevity Income ETF	Citibank, N.A. 388 Greenwich Street New York, NY 10013	28.35	DE	Record
LifeX 2063 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	28.35	DE	Beneficial
LifeX 2064 Longevity Income ETF	U.S. Bank N.A. 1555 N. RiverCenter Drive Suite 302 Milwaukee, WI 53212	50.04	DE	Record
LifeX 2064 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	50.04	DE	Beneficial
LifeX 2064 Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	27.10	DE	Record
LifeX 2064 Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	22.47	DE	Record
LifeX 2065 Longevity Income ETF	U.S. Bank N.A. 1555 N. RiverCenter Drive Suite 302 Milwaukee, WI 53212	50.03	DE	Record
LifeX 2065 Longevity Income ETF	Stone Ridge Holdings Group LP 1 Vanderbilt Ave., 65th Fl. New York, NY 10017	50.03	DE	Beneficial

53

LifeX 2065 Longevity Income ETF	BofA Securities, Inc. One Bryant Park New York, NY 10036	37.99	DE	Record
LifeX 2065 Longevity Income ETF	J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	11.81	DE	Record

54

STATEMENT OF ADDITIONAL INFORMATION

Stone Ridge Trust

(the “Trust”)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(855) 609-3680

July 31, 2025

This Statement of Additional Information (the “SAI”) relates to the planned reorganization (the “Reorganization”) of LifeX 2064 Inflation-Protected Longevity Income ETF, LifeX 2063 Inflation-Protected Longevity Income ETF, LifeX 2062 Inflation-Protected Longevity Income ETF, LifeX 2061 Inflation-Protected Longevity Income ETF, LifeX 2059 Inflation-Protected Longevity Income ETF, LifeX 2058 Inflation-Protected Longevity Income ETF, LifeX 2057 Inflation-Protected Longevity Income ETF, LifeX 2056 Inflation-Protected Longevity Income ETF, LifeX 2054 Inflation-Protected Longevity Income ETF, LifeX 2053 Inflation-Protected Longevity Income ETF, LifeX 2052 Inflation-Protected Longevity Income ETF, LifeX 2051 Inflation-Protected Longevity Income ETF, LifeX 2049 Inflation-Protected Longevity Income ETF, LifeX 2048 Inflation-Protected Longevity Income ETF, LifeX 2064 Longevity Income ETF, LifeX 2063 Longevity Income ETF, LifeX 2062 Longevity Income ETF, LifeX 2061 Longevity Income ETF, LifeX 2059 Longevity Income ETF, LifeX 2058 Longevity Income ETF, LifeX 2057 Longevity Income ETF, LifeX 2056 Longevity Income ETF, LifeX 2054 Longevity Income ETF, LifeX 2053 Longevity Income ETF, LifeX 2052 Longevity Income ETF, LifeX 2051 Longevity Income ETF, LifeX 2049 Longevity Income ETF, and LifeX 2048 Longevity Income ETF (each, a “Target Fund” and collectively, the “Target Funds”), each a series of the Trust, with and into a corresponding acquiring fund, as indicated below (each, an “Acquiring Fund” and collectively, the “Acquiring Funds” and together with the “Target Funds”, the “Funds”), each a series of the Trust.

Target Fund		Acquiring Fund
LifeX 2064 Inflation-Protected Longevity Income ETF	à	LifeX 2065 Inflation-Protected Longevity Income ETF
LifeX 2063 Inflation-Protected Longevity Income ETF	à
LifeX 2062 Inflation-Protected Longevity Income ETF	à
LifeX 2061 Inflation-Protected Longevity Income ETF	à

LifeX 2059 Inflation-Protected Longevity Income ETF	à	LifeX 2060 Inflation-Protected Longevity Income ETF
LifeX 2058 Inflation-Protected Longevity Income ETF	à
LifeX 2057 Inflation-Protected Longevity Income ETF	à
LifeX 2056 Inflation-Protected Longevity Income ETF	à

LifeX 2054 Inflation-Protected Longevity Income ETF	à	LifeX 2055 Inflation-Protected Longevity Income ETF
LifeX 2053 Inflation-Protected Longevity Income ETF	à
LifeX 2052 Inflation-Protected Longevity Income ETF	à
LifeX 2051 Inflation-Protected Longevity Income ETF	à

LifeX 2049 Inflation-Protected Longevity Income ETF	à	LifeX 2050 Inflation-Protected Longevity Income ETF
LifeX 2048 Inflation-Protected Longevity Income ETF	à

LifeX 2064 Longevity Income ETF	à	LifeX 2065 Longevity Income ETF
LifeX 2063 Longevity Income ETF	à
LifeX 2062 Longevity Income ETF	à
LifeX 2061 Longevity Income ETF	à

LifeX 2059 Longevity Income ETF	à	LifeX 2060 Longevity Income ETF
LifeX 2058 Longevity Income ETF	à
LifeX 2057 Longevity Income ETF	à
LifeX 2056 Longevity Income ETF	à

LifeX 2054 Longevity Income ETF	à	LifeX 2055 Longevity Income ETF
LifeX 2053 Longevity Income ETF	à
LifeX 2052 Longevity Income ETF	à
LifeX 2051 Longevity Income ETF	à

LifeX 2049 Longevity Income ETF	à	LifeX 2050 Longevity Income ETF
LifeX 2048 Longevity Income ETF	à

This SAI contains information which may be of interest to shareholders of each Target Fund but which is not included in the combined Prospectus/Information Statement dated July 31, 2025 (the “Prospectus/Information Statement”) which relates to the Reorganization. As described in the Prospectus/Information Statement, the Reorganization would involve the transfer of all the assets of each Target Fund in exchange for shares of the corresponding Acquiring Fund and the assumption of all the liabilities of each Target Fund by the corresponding Acquiring Fund. Each Target Fund would distribute the corresponding Acquiring Fund shares it receives to its shareholders in complete liquidation and termination of the Target Fund.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

The prospectus of the Trust on behalf of the Funds dated May 1, 2025, as supplemented and amended to date (File No. 811-22761; SEC Accession No.  0001193125-25-104973);

The statement of additional information of the Trust on behalf of the Funds, dated May 1, 2025 as supplemented and amended to date (File No. 811-22761; SEC Accession No.  0001193125-25-104973); and

The audited annual financial statements for the fiscal year ended December 31, 2024 contained in the Trust’s Form N-CSR filing for each Fund (File No. 811-22761; SEC Accession No. 0001133228-25-002484).

This SAI is not a prospectus and should be read in conjunction with the Prospectus/Information Statement. The Prospectus/Information Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling the Trust at (855) 609-3680 or by writing to the Trust at Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Supplemental Financial Information

Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Funds are not included in this SAI.

Following the Reorganization, each Acquiring Fund will be the accounting and performance survivor.

A table showing the fees and expenses of each Target Fund and each corresponding Acquiring Fund is included after the heading “What are the fees and expenses of each Fund and what are they expected to be after the Reorganization” in the sections entitled “Comparison of Important Features of the Funds” of the Prospectus/Information Statement. After giving effect to each proposed Reorganization, the fees and expenses of each Acquiring Fund are expected to remain the same.

The Reorganizations are not expected to result in a material change to the Target Funds’ investment portfolios due to the investment restrictions of the corresponding Acquiring Funds. Accordingly, a schedule of investments modified to show the effects of the change is not required and is not included for the Target Funds. Notwithstanding the foregoing, changes may be made to a Target Fund’s portfolio in advance of the Reorganizations and/or each Acquiring Fund’s portfolio following the Reorganizations.

There are no material differences in the accounting policies of the Target Funds as compared to those of the Acquiring Funds.

(Remainder of this page intentionally left blank.)

PART C. OTHER INFORMATION

Item 15.	Indemnification

The Registrant’s Fifth Amended and Restated Agreement and Declaration of Trust, incorporated herein by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees, officers, employees and other “Covered Persons” (including their respective heirs, assigns, successors or other legal representatives) to the fullest extent permitted by law, including advancement of payments of all expenses incurred in connection with the preparation and presentation of any defense (subject to repayment obligations in certain circumstances).

The Registrant’s Distribution Agreement, incorporated herein by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Further, the Stone Ridge Reinsurance Risk Premium Fund’s and Stone Ridge High Yield Reinsurance Risk Premium Fund’s First Amended and Restated Investment Management Agreement, the Stone Ridge U.S. Hedged Equity Fund’s (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)) and Stone Ridge U.S. Small Cap Variance Risk Premium Fund’s First Amended and Restated Investment Management Agreement, the Stone Ridge U.S. Variance Risk Premium Master Fund’s Investment Management Agreement, the Stone Ridge International Developed Markets Variance Risk Premium Fund’s and Stone Ridge Emerging Markets Variance Risk Premium Fund’s Investment Management Agreement, the Stone Ridge International Variance Risk Premium Master Fund’s Investment Management Agreement, the Stone Ridge Global Equity Variance Risk Premium Master Fund’s Investment Management Agreement, the Elements U.S. Portfolio’s, Elements U.S. Small Cap Portfolio’s, Elements International Portfolio’s, Elements International Small Cap Portfolio’s and Elements Emerging Markets Portfolio’s Investment Management Agreement, the Stone Ridge Diversified Alternatives Fund’s Investment Management Agreement, the Stone Ridge Diversified Alternatives Sub Fund Ltd’s Investment Management Agreement, the Stone Ridge All Asset Variance Risk Premium Fund’s Investment Management Agreement, the Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd’s Investment Management Agreement, the Stone Ridge Bitcoin Strategy Fund’s Investment Management Agreement, the Stone Ridge Bitcoin Strategy Sub Fund Ltd’s Investment Management Agreement, the Stone Ridge LifeX Income Open-End Funds Investment Management Agreement, and the Stone Ridge LifeX Inflation-Protected Income Open-End Funds Investment Management Agreement, each incorporated herein by reference, and the LifeX Longevity Income ETFs’, the LifeX Inflation-Protected Longevity Income ETFs’, the LifeX Durable Income ETF’s, and the LifeX Term Income ETFs’ Second Amended and Restated Investment Management Agreement, contain provisions limiting the liability, and providing for indemnification, of Stone Ridge and its personnel under certain circumstances.

The Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)	(a)

Amended and Restated Certificate of Trust of Stone Ridge Trust (the “Registrant”), dated as of October 23, 2015, incorporated by reference to Exhibit (1)(d) filed with the Registrant’s Registration Statement on Form N-14, as filed with the Securities and Exchange Commission (“SEC”) via EDGAR on September 27, 2016.

(b)

Fifth Amended and Restated Agreement and Declaration of Trust of the Registrant, dated as of July 17, 2024, incorporated by reference to Exhibit (a)(3) filed with the Registrant’s Post-Effective Amendment No. 92 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on August 30, 2024.

(2)	(a)

Second Amended and Restated Bylaws of the Registrant, incorporated by reference to Exhibit (b)(1) filed with Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 9, 2024.

(3)		Not applicable.

(4)		Form of Agreement and Plan is filed herewith.

(5)		Not applicable.

(6)	(a)

Investment Management Agreement between Stone Ridge Asset Management LLC (“Stone Ridge”) and the Registrant on behalf of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of January 11, 2013, incorporated by reference to Exhibit (d)(1) filed with the Registrant’s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

(b)

First Amended and Restated Investment Management Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of January 31, 2013, incorporated by reference to Exhibit (d)(2) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(c)

Investment Management Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)) and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, incorporated by reference to Exhibit (d)(2) filed with the Registrant’s Post-Effective Amendment No. 4 to its initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(d)

First Amended and Restated Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)), dated October 28, 2019, incorporated by reference to Exhibit (d)(4) filed with the Registrant’s Post-Effective Amendment No. 83 to its initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(e)

Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge U.S. Variance Risk Premium Master Fund (formerly known as Stone Ridge U.S. Master Variance Risk Premium Fund), incorporated by reference to Exhibit (d)(3) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(f)

Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge International Developed Markets Variance Risk Premium Fund and Stone Ridge Emerging Markets Variance Risk Premium Fund, dated as of January 23, 2014, incorporated by reference to Exhibit (d)(4) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

(g)

Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge International Variance Risk Premium Master Fund (formerly known as Stone Ridge International Master Variance Risk Premium Fund), dated as of September 19, 2013, incorporated by reference to Exhibit (d)(5) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

(h)

Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge Global Equity Variance Risk Premium Master Fund, incorporated by reference to Exhibit (d)(6) filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

(i)

Investment Management Agreement between Stone Ridge and the Registrant on behalf of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated as of January 24, 2017, incorporated by reference to Exhibit (d)(7) filed with the Registrant’s Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2017.

(j)

Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge Diversified Alternatives Fund, incorporated by reference to Exhibit (d)(8) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

(k)

Investment Management Agreement between Stone Ridge Diversified Alternatives Sub Fund Ltd and Stone Ridge, incorporated by reference to Exhibit (d)(9) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

(l)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge All Asset Variance Risk Premium Fund, dated as of August 12, 2020, incorporated by reference to Exhibit (6)(j) filed with the Registrant’s Registration Statement on Form N-14, as filed with the SEC via EDGAR on August 13, 2020.

(m)

Investment Management Agreement between Stone Ridge and Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd, dated as of August 12, 2020, incorporated by reference to Exhibit (6)(k) filed with the Registrant’s Registration Statement on Form N-14, as filed with the SEC via EDGAR on August 13, 2020.

(n)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge Bitcoin Strategy Fund, dated as of July 19, 2021, incorporated by reference to Exhibit (d)(12) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(o)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge Bitcoin Strategy Sub Fund Ltd, dated as of July 19, 2021, incorporated by reference to Exhibit (d)(13) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(p)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of the Stone Ridge LifeX Income Open-End Funds, incorporated by reference to Exhibit (d)(14) filed with the Registrant’s Post-Effective Amendment No. 87 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on October 23, 2023.

(q)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of the Stone Ridge LifeX Inflation-Protected Income Open-End Funds, incorporated by reference to Exhibit (d)(15) filed with the Registrant’s Post-Effective Amendment No. 87 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on October 23, 2023.

(r)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of the LifeX Longevity Income ETFs and LifeX Inflation-Protected Longevity Income ETFs, dated as of July 17, 2024, incorporated by reference to Exhibit (d)(18) filed with the Registrant’s Post-Effective Amendment No. 94 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on August 30, 2024.

(s)

Amended  & Restated Investment Management Agreement between Stone Ridge and the Registrant, on behalf of the LifeX Longevity Income ETFs, the LifeX Inflation-Protected Longevity Income ETFs and the LifeX Durable Income ETF, dated December  13, 2024, incorporated by reference to Exhibit (d)(19) filed with the Registrant’s Post-Effective Amendment No.  96 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 9, 2024.

(t)

Amended  & Restated Investment Management Agreement between Stone Ridge and the Registrant, on behalf of the LifeX Longevity Income ETFs, the LifeX Inflation-Protected Longevity Income ETFs, the LifeX Durable Income ETF and the LifeX Term Income ETFs, dated as of January 1, 2025, incorporated by reference to Exhibit (d)(20) filed with the Registrant’s Post-Effective Amendment No. 97 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 30, 2024.

(u)

Second Amended & Restated Investment Management Agreement between Stone Ridge and the Registrant, on behalf of the LifeX Longevity Income ETFs, the LifeX Inflation-Protected Longevity Income ETFs, the LifeX Durable Income ETF and the LifeX Term Income ETFs, dated as of February 19, 2025, incorporated by reference to Exhibit (d)(21) filed with the Registrant’s Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 29, 2025.

(7)	(a)

Distribution Agreement between the Registrant, on behalf of the Stone Ridge LifeX Income Funds and the Stone Ridge LifeX Inflation-Protected Income Funds, and Foreside Global Services, LLC, dated as of December 2, 2023, incorporated by reference to Exhibit (e)(10) filed with the Registrant’s Post-Effective Amendment No. 91 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 20, 2024.

(b)

Amendment No.  1 to the Distribution Agreement between the Registrant and Foreside Global Services, LLC, dated as of September  5, 2024, incorporated by reference to Exhibit (e)(11) filed with the Registrant’s Post-Effective Amendment No.  93 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 25, 2024.

(c)

ETF Distribution Agreement between the Registrant, on behalf of the LifeX Longevity Income ETFs and LifeX Inflation-Protected Longevity Income ETFs, and Foreside Financial Services, LLC, dated as of July 17, 2024, incorporated by reference to Exhibit (e)(11) filed with the Registrant’s Post-Effective Amendment No. 92 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on August 30, 2024.

(d)

Second Amendment to Distribution Agreement between the Registrant, on behalf of Stone Ridge High Yield Reinsurance Risk Premium Fund and Stone Ridge Diversified Alternatives Fund, and Foreside Global Services, LLC, dated as of October 30, 2024, incorporated by reference to Exhibit (e)(13) filed with the Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 9, 2024.

(e)

First Amendment to the ETF Distribution Agreement between Foreside Financial Services, LLC and the Registrant, on behalf of the LifeX Longevity Income ETFs, the LifeX Inflation-Protected Longevity Income ETFs and the LifeX Durable Income ETF, dated December 13, 2024, incorporated by reference to Exhibit (e)(14) filed with the Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 9, 2024.

(f)

Second Amendment to the ETF Distribution Agreement between Foreside Financial Services, LLC and the Registrant, on behalf of the LifeX Longevity Income ETFs, the LifeX Inflation-Protected Longevity Income ETFs, LifeX Durable Income ETF, and the LifeX Term Income ETFs, dated January 1, 2025, incorporated by reference to Exhibit (e)(15) filed with the Registrant’s Post-Effective Amendment No. 97 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 30, 2024

(g)

Third Amendment to the ETF Distribution Agreement between Foreside Financial Services, LLC and the Registrant, on behalf of the LifeX Longevity Income ETFs, the LifeX Inflation-Protected Longevity Income ETFs, LifeX Durable Income ETF, and the LifeX Term Income ETFs, dated February 3, 2025, incorporated by reference to Exhibit (e)(7) filed with the Registrant’s Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 29, 2025.

(8)		Not applicable.

(9)	(a)

Second Amended and Restated Custody Agreement between the Registrant and U.S. Bank National Association, dated as of September 24, 2020, incorporated by reference to Exhibit (g)(1) filed with the Registrant’s Post-Effective Amendment No. 68 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on November 23, 2020.

(b)

First Amendment to the Second Amended and Restated Custody Agreement between the Registrant and U.S. Bank National Association, dated as of October 5, 2020, incorporated by reference to Exhibit (g)(2) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(c)

Second Amendment to the Second Amended and Restated Custody Agreement between the Registrant and U.S. Bank National Association, dated as of July 19, 2021, incorporated by reference to Exhibit (g)(3) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(d)

Third Amendment to the Second Amended and Restated Custody Agreement between the Registrant and U.S. Bank National Association, dated as of February 4, 2022, incorporated by reference to Exhibit (g)(4) filed with the Registrant’s Post-Effective Amendment No. 82 to its Registration Statement on Form N-1A, as fled with the SEC via EDGAR on February 28, 2022.

(e)

Fourth Amendment to the Second Amended and Restated Custody Agreement between the Registrant and U.S. Bank National Association, dated as of October 21, 2022, incorporated by reference to Exhibit (g)(5) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(f)

Custody Agreement between the Registrant, on behalf of the series listed on Exhibit A thereto, and U.S. Bancorp Fund Services, LLC, dated as of December 6, 2023, incorporated by reference to Exhibit (g)(6) filed with the Registrant’s Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 28, 2023.

(g)

ETF Custody Agreement between the Registrant, on behalf of the LifeX Longevity Income ETFs and LifeX Inflation-Protected Longevity Income ETFs, and U.S. Bank National Association, dated September 6, 2024, incorporated by reference to Exhibit (g)(7) filed with the Registrant’s Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 25, 2024.

(h)

First Amendment to the ETF Custody Agreement between U.S. Bank National Association and the Registrant, on behalf of the LifeX Longevity Income ETFs, the LifeX Inflation-Protected Longevity Income ETFs, LifeX Durable Income ETF, and the LifeX Term Income ETFs, dated December 13, 2024, incorporated by reference to Exhibit (g)(8) filed with the Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 9, 2024.

(i)

Second Amendment to the ETF Custody Agreement between U.S. Bank National Association and the Registrant, on behalf of the LifeX Longevity Income ETFs, the LifeX Inflation-Protected Longevity Income ETFs, LifeX Durable Income ETF, and the LifeX Term Income ETFs, dated February 14, 2025, incorporated by reference to Exhibit (g)(9) filed with the Registrant’s Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 29, 2025.

(j)

Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated as of April 10, 2018, incorporated by reference to Exhibit (g)(2) filed with the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 28, 2018.

(10)	(a)

First Amended and Restated Class  I Rule 12b-1 Plan of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to Exhibit (m)(1) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(b)

Class I Rule 12b-1 Plan of each of Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)), Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Variance Risk Premium Master Fund, incorporated by reference to Exhibit (m)(2) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(c)

Second Amended and Restated Class M Rule 12b-1 Plan of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to Exhibit (m)(3) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(d)

Class M Rule 12b-1 Plan of each of Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)), Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Variance Risk Premium Master Fund, incorporated by reference to Exhibit (m)(4) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(e)

Class I Rule 12b-1 Plan of each of Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, dated as of September 19, 2013, incorporated by reference to Exhibit (m)(5) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

(f)

Class M Rule 12b-1 Plan of each of Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, dated as of September 19, 2013, incorporated by reference to Exhibit (m)(6) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

(g)

Class I Rule 12b-1 Plan of Stone Ridge Global Equity Variance Risk Premium Master Fund, incorporated by reference to Exhibit (m)(7) filed with the Registrant’s Post-Effective Amendment No.  21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

(h)

Class M Rule 12b-1 Plan of Stone Ridge Global Equity Variance Risk Premium Master Fund, incorporated by reference to Exhibit (m)(8) filed with the Registrant’s Post-Effective Amendment No.  21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

(i)

First Amended and Restated Class  M Rule 12b-1 Plan of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated as of April 1, 2019, incorporated by reference to Exhibit (m)(9) filed with the Registrant’s Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 26, 2019.

(j)

Class  M Rule 12b-1 Plan of Stone Ridge Diversified Alternatives Fund, incorporated by reference to Exhibit (m)(10) filed with the Registrant’s Post-Effective Amendment No.  63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

(k)

Class  M Rule 12b-1 Plan of Stone Ridge Bitcoin Strategy Fund, dated July  19, 2021, incorporated by reference to Exhibit (m)(11) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A,  as filed with the SEC via EDGAR on July 23, 2021.

(l)

Rule 12b-1 Plan of the LifeX Longevity Income ETFs and LifeX Inflation-Protected Longevity Income ETFs, dated as of July  17, 2024, incorporated by reference to Exhibit (m)(12) filed with the Registrant’s Post-Effective Amendment No.  92 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on August 30, 2024.

(m)

Amended  & Restated Schedule A to the Rule 12b-1 Plan of the LifeX Longevity Income ETFs, the LifeX Inflation-Protected Longevity Income ETFs and LifeX Durable Income ETF, dated December  13, 2024, incorporated by reference to Exhibit (m)(13) filed with the Registrant’s Post-Effective Amendment No.  96 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 9, 2024.

(n)

Amended  & Restated Schedule A to the Rule 12b-1 Plan of the LifeX Longevity Income ETFs, the LifeX Inflation-Protected Longevity Income ETFs, LifeX Durable Income ETF and LifeX Term Income ETFs, dated January 1, 2025, incorporated by reference to Exhibit (m)(14) filed with the Registrant’s Post-Effective Amendment No. 97 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 30, 2024.

(o)

Amended  & Restated Schedule A to the Rule 12b-1 Plan of the LifeX Longevity Income ETFs, the LifeX Inflation-Protected Longevity Income ETFs, LifeX Durable Income ETF and LifeX Term Income ETFs, dated February 3, 2025, incorporated by reference to Exhibit (m)(15) filed with the Registrant’s Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 29, 2025.

(11)			Opinion and consent of Berger McDermott LLP as to the legality of issuance of shares, filed herewith.

(12)			Opinion of Counsel regarding certain tax matters, to be filed by amendment.

(13)	(a)	(i)

Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of its series, and U.S. Bancorp Fund Services, LLC (the “Administrator”), dated as of October 30, 2017, incorporated by reference to Exhibit (h)(1) filed with the Registrant’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 20, 2017.

(ii)

Addendum to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of its series, and the Administrator, dated as of September 21, 2018, incorporated by reference to Exhibit (h)(2) filed with the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 28, 2018.

(iii)

First Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of its series, and the Administrator, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(3) filed with the Registrant’s Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

(iv)

Second Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of its series, and the Administrator, dated as of February 25, 2020, incorporated by reference to Exhibit (h)(4) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

(v)

Third Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 5, 2020, incorporated by reference to Exhibit (h)(5) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(vi)

Fourth Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of July 19, 2021, incorporated by reference to Exhibit (h)(6) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(vii)

Fifth Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 21, 2022, incorporated by reference to Exhibit (h)(7) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(viii)

Addendum to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of February 7, 2023, incorporated by reference to Exhibit (h)(8) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(ix)

Fund Administration Servicing Agreement between the Registrant, on behalf of the series listed on Exhibit A thereto, and U.S. Bancorp Fund Services, LLC, dated as of December 6, 2023, incorporated by reference to Exhibit (h)(9) filed with the Registrant’s Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 28, 2023.

(x)

ETF Fund Administration Servicing Agreement between the Registrant, on behalf of the LifeX Longevity Income ETFs and LifeX Inflation-Protected Longevity Income ETFs, and U.S. Bancorp Fund Services, LLC, dated September 6, 2024, incorporated by reference to Exhibit (h)(10) filed with the Registrant’s Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 25, 2024.

(xi)

First Amendment to the ETF Fund Administration Servicing Agreement between U.S. Bancorp Fund Services, LLC and the Registrant, on behalf of the LifeX Longevity Income ETFs, the LifeX Inflation-Protected Longevity Income ETFs, LifeX Durable Income ETF, and the LifeX Term Income ETFs, dated December 13, 2024, incorporated by reference to Exhibit (h)(11) filed with the Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 9, 2024.

(xii)

Second Amendment to the ETF Fund Administration Servicing Agreement between U.S. Bancorp Fund Services, LLC and the Registrant, on behalf of the LifeX Longevity Income ETFs, the LifeX Inflation-Protected Longevity Income ETFs, LifeX Durable Income ETF, and the LifeX Term Income ETFs, dated February 14, 2025, incorporated by reference to Exhibit (h)(12) filed with the Registrant’s Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 29, 2025.

(b)	(i)

Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 30, 2017, incorporated by reference to Exhibit (h)(2) filed with the Registrant’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 20, 2017.

(ii)

First Amendment to the Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of its series, and U.S. Bancorp Fund Services, LLC, dated as of February 25, 2020, incorporated by reference to Exhibit (h)(6) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

(iii)

Second Amendment to the Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 5, 2020, incorporated by reference to Exhibit (h)(9) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(iv)

Third Amendment to the Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of July 19, 2021, incorporated by reference to Exhibit (h)(10) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(v)

Fourth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 21, 2022, incorporated by reference to Exhibit (h)(13) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(vi)

Fifth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of each of its series other than those series that operate as exchange-traded funds, and U.S. Bancorp Fund Services, LLC, dated as of July 1, 2024, incorporated by reference to Exhibit (h)(17) filed with the Registrant’s Post-Effective Amendment No. 94 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on October 18, 2024.

(vii)

Transfer Agent Servicing Agreement between the Registrant, on behalf of each of Stone Ridge LifeX Income Funds and the Stone Ridge LifeX Inflation-Protected Income Funds, and U.S. Bancorp Fund Services, LLC, dated as of December 6, 2023, incorporated by reference to Exhibit (h)(15) filed with the Registrant’s Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 28, 2023.

(viii)

ETF Transfer Agent Servicing Agreement between the Registrant, on behalf of the LifeX Longevity Income ETFs and LifeX Inflation-Protected Longevity Income ETFs, and U.S. Bancorp Fund Services, LLC, dated September 6, 2024, incorporated by reference to Exhibit (h)(18) filed with the Registrant’s Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 25, 2024.

(ix)

First Amendment to the ETF Transfer Agent Servicing Agreement between U.S. Bancorp Fund Services, LLC, and the Registrant, on behalf of the LifeX Longevity Income ETFs, the LifeX Inflation-Protected Longevity Income ETFs, LifeX Durable Income ETF, and the LifeX Term Income ETFs, dated December 13, 2024, incorporated by reference to Exhibit (h)(20) filed with the Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 9, 2024.

(x)

Second Amendment to the ETF Transfer Agent Servicing Agreement between U.S. Bancorp Fund Services, LLC, and the Registrant, on behalf of the LifeX Longevity Income ETFs, the LifeX Inflation-Protected Longevity Income ETFs, LifeX Durable Income ETF, and the LifeX Term Income ETFs, dated February 14, 2025, incorporated by reference to Exhibit (h)(22) filed with the Registrant’s Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 29, 2025.

(c)	(i)

Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 30, 2017, incorporated by reference to Exhibit (h)(3) filed with the Registrant’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 20, 2017.

(ii)

First Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of its series, and U.S. Bancorp Fund Services, LLC, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(6) filed with the Registrant’s Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

(iii)

Second Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of its series, and U.S. Bancorp Fund Services, LLC, dated as of February 25, 2020, incorporated by reference to Exhibit (h)(9) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

(iv)

Third Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 5, 2020, incorporated by reference to Exhibit (h)(14) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(v)

Fourth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of July 19, 2021, incorporated by reference to Exhibit (h)(15) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(vi)

Fifth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 21, 2022, incorporated by reference to Exhibit (h)(19) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(vii)

Fund Accounting Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of December 6, 2023, incorporated by reference to Exhibit (h)(22) filed with the Registrant’s Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 28, 2023.

(viii)

ETF Fund Accounting Servicing Agreement between the Registrant, on behalf of the LifeX Longevity Income ETFs and LifeX Inflation-Protected Longevity Income ETFs, and U.S. Bancorp Fund Services, LLC, dated September 6, 2024, incorporated by reference to Exhibit (h)(27) filed with the Registrant’s Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 25, 2024.

(ix)

First Amendment to the ETF Fund Accounting Servicing Agreement between U.S. Bancorp Fund Services, LLC and the Registrant, on behalf of the LifeX Longevity Income ETFs, the LifeX Inflation-Protected Longevity Income ETFs, LifeX Durable Income ETF, and the LifeX Term Income ETFs, dated December 13, 2024, incorporated by reference to Exhibit (h)(29) filed with the Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 9, 2024.

(x)

Second Amendment to the ETF Fund Accounting Servicing Agreement between U.S. Bancorp Fund Services, LLC and the Registrant, on behalf of the LifeX Longevity Income ETFs, the LifeX Inflation-Protected Longevity Income ETFs, LifeX Durable Income ETF, and the LifeX Term Income ETFs, dated February 14, 2025, incorporated by reference to Exhibit (h)(32) filed with the Registrant’s Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 29, 2025.

(d)

Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of January 19, 2024, incorporated by reference to Exhibit (h)(30) filed with the Registrant’s Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2025.

(e)

Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)), dated as of January 25, 2023, incorporated by reference to Exhibit (h)(21) filed with the Registrant’s Post-Effective Amendment No. 85 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2023.

(f)

Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge International Developed Markets Variance Risk Premium Fund, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(9) filed with the Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

(g)

Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge Global Equity Variance Risk Premium Master Fund, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(10) filed with the Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

(h)

Amended and Restated Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of each of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated as of July 30, 2020, incorporated by reference to Exhibit (h)(14) filed with the Registrant’s Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 25, 2020.

(i)

Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge Diversified Alternatives Fund, dated as of January 28, 2025, incorporated by reference to Exhibit (h)(35) filed with the Registrant’s Post-Effective Amendment No. 100 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2025.

(j)

Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge All Asset Variance Risk Premium Fund, dated as of December 2, 2020, incorporated by reference to Exhibit (h)(16) filed with the Registrant’s Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 2, 2020.

(k)

Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge Bitcoin Strategy Fund, dated as of January 20, 2022, incorporated by reference to Exhibit (h)(23) filed with the Registrant’s Post-Effective Amendment No. 79 to its Registration Statement on Form N-1A, as fled with the SEC via EDGAR on February 23, 2022.

(l)

Agreement and Plan of Reorganization between the Registrant on behalf of Stone Ridge All Asset Variance Risk Premium Fund and Stone Ridge Trust III on behalf of its series Stone Ridge All Asset Variance Risk Premium Fund, dated December 2, 2020, incorporated by reference to Exhibit (h)(17) filed with the Registrant’s Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 2, 2020.

(m)

Form of Fund of Funds Investment Agreement, incorporated by reference to Exhibit (h)(32) filed with the Registrant’s Post-Effective Amendment No. 90 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2024.

(n)

Agreement and Plan of Reorganization between the Registrant, on behalf of the Stone Ridge LifeX Income Open-End Funds and Stone Ridge LifeX Inflation-Protected Income Open-End Funds, the Registrant, on behalf of the LifeX Longevity Income ETFs and LifeX Inflation-Protected Longevity Income ETFs, and Stone Ridge, dated as of July 17, 2024, incorporated by reference to Exhibit (h)(36) filed with the Registrant’s Post-Effective Amendment No. 92 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on August 30, 2024.

(o)

Agreement and Plan of Reorganization between the Registrant, on behalf of LifeX Longevity Income Fund (formerly, LifeX Income Fund 1963M), the Registrant, on behalf of LifeX Durable Income ETF, and Stone Ridge, dated as of December 13, 2024, incorporated by reference to Exhibit (h)(41) filed with the Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 9, 2024.

(p)

Form of Authorized Participant Agreement, incorporated by reference to Exhibit (h)(37) filed with the Registrant’s Post-Effective Amendment No. 92 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on August 30, 2024.

(14)		Consent of Independent Registered Public Accounting Firm, filed herewith.

(15)		Not applicable.

(16)		Power of Attorney, filed herewith.

(17)		None.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that a final form of the Opinion of Counsel of Ropes & Gray LLP regarding certain tax matters and consequences of the proposed reorganizations to shareholders discussed in the Prospectus/Information Statement will be filed in a post-effective amendment to this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 31st day of July, 2025.

STONE RIDGE TRUST

By:	/s/ Maura Keselowsky
Maura Keselowsky, Treasurer and Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*
Ross Stevens	Trustee, President (Principal Executive Officer)	July 31, 2025

/s/ Maura Keselowsky
Maura Keselowsky	Treasurer (Principal Financial Officer)	July 31, 2025

*
Daniel Charney	Trustee	July 31, 2025

*
Jeffery Ekberg	Trustee	July 31, 2025

* Power of Attorney

*By:	/s/ Maura Keselowsky
Maura Keselowsky
Attorney in Fact

INDEX TO EXHIBITS

Exhibit Number	Description

(4)	Form of Agreement and Plan of Reorganization.

(11)	Opinion and consent of Berger McDermott LLP as to the legality of issuance of shares.

(14)	Consent of Independent Registered Public Accounting Firm.

(16)	Power of Attorney.